Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	HMIN
Entity Registrant Name	Home Inns & Hotels Management Inc.
Entity Central Index Key	0001376972
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	90,659,882

CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Leased-and-operated hotel costs - Personnel costs USD ($)	Dec. 31, 2011 Leased-and-operated hotel costs - Personnel costs CNY	Dec. 31, 2010 Leased-and-operated hotel costs - Personnel costs CNY	Dec. 31, 2009 Leased-and-operated hotel costs - Personnel costs CNY	Dec. 31, 2011 Personnel costs of Franchised-and-managed hotels USD ($)	Dec. 31, 2011 Personnel costs of Franchised-and-managed hotels CNY	Dec. 31, 2010 Personnel costs of Franchised-and-managed hotels CNY	Dec. 31, 2009 Personnel costs of Franchised-and-managed hotels CNY	Dec. 31, 2011 Selling and Marketing Expense USD ($)	Dec. 31, 2011 Selling and Marketing Expense CNY	Dec. 31, 2010 Selling and Marketing Expense CNY	Dec. 31, 2009 Selling and Marketing Expense CNY	Dec. 31, 2011 General and Administrative Expense USD ($)	Dec. 31, 2011 General and Administrative Expense CNY	Dec. 31, 2010 General and Administrative Expense CNY	Dec. 31, 2009 General and Administrative Expense CNY
Revenues:
Leased-and-operated hotels	$ 565,586,000	3,559,740,000	2,910,458,000	2,453,105,000
Franchised-and-managed hotels	63,551,000	399,986,000	256,799,000	147,535,000
Total revenues	629,137,000	3,959,726,000	3,167,257,000	2,600,640,000
Less: Business tax and related surcharges	(39,606,000)	(249,274,000)	(191,232,000)	(158,975,000)
Net revenues	589,531,000	3,710,452,000	2,976,025,000	2,441,665,000
Leased-and-operated hotel costs -
Rents and utilities	(195,850,000)	(1,232,662,000)	(875,510,000)	(797,944,000)
Personnel costs	(104,411,000)	(657,155,000)	(506,406,000)	(461,949,000)
Depreciation and amortization	(63,381,000)	(398,914,000)	(308,888,000)	(281,543,000)
Consumables, food and beverage	(41,011,000)	(258,120,000)	(173,256,000)	(172,467,000)
Others	(65,749,000)	(413,815,000)	(310,705,000)	(275,186,000)
Total leased-and-operated hotel costs	(470,402,000)	(2,960,666,000)	(2,174,765,000)	(1,989,089,000)
Personnel costs of franchised-and-managed hotels	(11,441,000)	(72,009,000)	(44,128,000)	(24,874,000)
Sales and marketing expenses	(7,063,000)	(44,451,000)	(33,257,000)	(30,462,000)
General and administrative expenses	(53,367,000)	(335,888,000)	(193,482,000)	(155,606,000)
Total operating costs and expenses	(542,273,000)	(3,413,014,000)	(2,445,632,000)	(2,200,031,000)
Income from operations	47,258,000	297,438,000	530,393,000	241,634,000
Interest income	5,084,000	31,996,000	9,454,000	6,686,000
Interest expense	(7,447,000)	(46,868,000)	(2,024,000)	(10,983,000)
Issuance costs for convertible notes	0	0	(42,559,000)	0
(Loss)/gain on change in fair value of convertible notes	31,546,000	198,547,000	(9,040,000)	0
Gain on buy-back of convertible bonds	242,000	1,521,000	2,480,000	69,327,000
Non-operating income	5,705,000	35,899,000	22,223,000	16,248,000
Non-operating expenses	(1,162,000)	(7,315,000)	0	0
Foreign exchange (loss)/gain, net	2,518,000	15,849,000	(4,350,000)	(286,000)
Income before income tax expenses and noncontrolling interests	83,744,000	527,067,000	506,577,000	322,626,000
Income tax expenses	(26,922,000)	(169,442,000)	(139,969,000)	(62,166,000)
Net income	56,822,000	357,625,000	366,608,000	260,460,000
Less: Net income attributable to noncontrolling interests	(968,000)	(6,094,000)	(7,109,000)	(4,457,000)
Net income attributable to Home Inns' shareholders	55,854,000	351,531,000	359,499,000	256,003,000
Earnings per share
- Basic	$ 0.66	4.17	4.45	3.37
- Diluted	$ 0.2	1.26	4.23	2.34
Weighted average ordinary shares outstanding
- Basic	84,221,665	84,221,665	80,846,617	75,922,589
- Diluted	94,299,393	94,299,393	84,747,102	80,895,112
Share-based compensation expense					$ 522,000	3,283,000	0	0	$ 535,000	3,369,000	0	0	$ 104,000	656,000	0	0	$ 10,999,000	69,227,000	53,272,000	32,009,000

CONSOLIDATED BALANCE SHEETS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 283,773,000	1,786,038,000	2,382,643,000
Restricted cash	32,718,000	205,926,000	21,552,000
Accounts receivable, net	14,614,000	91,980,000	43,274,000
Receivables from related parties	1,014,000	6,379,000	5,659,000
Consumables	6,840,000	43,049,000	25,459,000
Prepayments and other current assets	21,908,000	137,887,000	77,886,000
Deferred tax assets	11,987,000	75,446,000	42,613,000
Total current assets	372,854,000	2,346,705,000	2,599,086,000
Investment in a jointly controlled entity	1,319,000	8,301,000	0
Property and equipment, net	548,602,000	3,452,846,000	2,104,393,000
Goodwill	349,184,000	2,197,728,000	390,882,000
Intangible assets, net	186,602,000	1,174,452,000	42,393,000
Other assets	27,016,000	170,039,000	50,473,000
Non-current deferred tax assets	31,739,000	199,765,000	98,918,000
Total assets	1,517,316,000	9,549,836,000	5,286,145,000
Current liabilities:
Accounts payable	14,531,000	91,457,000	45,742,000
Payables to related parties	444,000	2,797,000	4,182,000
Short term loans	55,061,000	346,550,000	0
Finance lease liabilities	1,113,000	7,006,000	0
Salaries and welfare payable	28,286,000	178,032,000	141,839,000
Income tax payable	12,767,000	80,356,000	42,397,000
Other taxes payable	4,337,000	27,295,000	15,308,000
Deferred revenues	32,233,000	202,870,000	73,150,000
Convertible bonds	17,962,000	113,051,000	0
Other unpaid and accruals	24,547,000	154,498,000	96,840,000
Other payables	134,589,000	847,090,000	419,118,000
Deferred tax liability	6,087,000	38,313,000	0
Total current liabilities	331,957,000	2,089,315,000	838,576,000
Non-Current Liabilities:
Long term loans	185,206,000	1,165,666,000	0
Deferred rental	94,370,000	593,955,000	191,034,000
Deferred revenues	12,584,000	79,202,000	56,996,000
Finance lease liabilities	1,231,000	7,750,000	0
Deposits	10,085,000	63,472,000	33,454,000
Unfavorable lease liabilities	63,041,000	396,774,000	13,211,000
Convertible bonds	0	0	159,402,000
Financial liability	155,549,000	979,008,000	1,227,577,000
Deferred tax liabilities	46,828,000	294,728,000	11,552,000
Total liabilities	900,851,000	5,669,870,000	2,531,802,000
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$ 0.005 par value; 200,000,000 shares authorized, 81,716,084 and 90,659,882 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	563,000	3,542,000	3,257,000
Additional paid-in capital	426,432,000	2,683,923,000	1,913,734,000
Statutory reserves	19,998,000	125,863,000	94,114,000
Retained earnings	167,142,000	1,051,976,000	732,194,000
Total Home Inns shareholders' equity	614,135,000	3,865,304,000	2,743,299,000
Noncontrolling interests	2,330,000	14,662,000	11,044,000
Total shareholders' equity	616,465,000	3,879,966,000	2,754,343,000
Total liabilities and shareholders' equity	$ 1,517,316,000	9,549,836,000	5,286,145,000

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Ordinary shares, par value	$ 0.005
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	90,659,882	81,716,084
Ordinary shares, shares outstanding	90,659,882	81,716,084

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Additional paid-in Capital USD ($)	Additional paid-in Capital CNY	Statutory reserve USD ($)	Statutory reserve CNY	Retained earnings USD ($)	Retained earnings CNY	Noncontrolling interests USD ($)	Noncontrolling interests CNY
Balance at Dec. 31, 2008		1,626,681,000		2,899,000		1,393,903,000		49,994,000		160,812,000		19,073,000
Balance (in shares) at Dec. 31, 2008				71,212,795
Issuance of ordinary shares to Ctrip.com International, Ltd. (Note 14) (in shares)				7,514,503
Issuance of ordinary shares to Ctrip.com International, Ltd. (Note 14)		341,078,000		256,000		340,822,000		0		0		0
Exercise of restricted stocks (Note 15) (in shares)				188,824
Exercise of restricted stocks (Note 15)		1,648,000		6,000		1,642,000		0		0		0
Exercise of stock option (Note 15) (in shares)				1,387,388
Exercise of stock option (Note 15)		29,758,000		48,000		29,710,000		0		0		0
Issuance of ordinary shares in the acquisition of Motel 168 (Note 6)		0
Recognition of share-base compensation costs (in shares)				0
Recognition of share-base compensation costs		32,009,000		0		32,009,000		0		0		0
Dividends distributed to noncontrolling interests		(5,889,000)		0		0		0		0		(5,889,000)
Net income		260,460,000		0		0		0		256,003,000		4,457,000
Appropriations to statutory reserves		0		0		0		17,597,000		(17,597,000)		0
Acquisition of noncontrolling interest of a subsidiary (in shares)				0
Acquisition of noncontrolling interest of a subsidiary		(4,176,000)		0		0		0		0		(4,176,000)
Balance at Dec. 31, 2009		2,281,569,000		3,209,000		1,798,086,000		67,591,000		399,218,000		13,465,000
Balance (in shares) at Dec. 31, 2009				80,303,510
Exercise of restricted stocks (Note 15) (in shares)				75,000
Exercise of restricted stocks (Note 15)		784,000		3,000		781,000		0		0		0
Exercise of stock option (Note 15) (in shares)				1,337,574
Exercise of stock option (Note 15)		61,640,000		45,000		61,595,000		0		0		0
Issuance of ordinary shares in the acquisition of Motel 168 (Note 6)		0
Recognition of share-base compensation costs (in shares)				0
Recognition of share-base compensation costs		53,272,000		0		53,272,000		0		0		0
Dividends distributed to noncontrolling interests		(9,530,000)		0		0		0		0		(9,530,000)
Net income		366,608,000		0		0		0		359,499,000		7,109,000
Appropriations to statutory reserves		0		0		0		26,523,000		(26,523,000)		0
Balance at Dec. 31, 2010		2,754,343,000		3,257,000		1,913,734,000		94,114,000		732,194,000		11,044,000
Balance (in shares) at Dec. 31, 2010				81,716,084
Exercise of stock option (Note 15) (in shares)				794,182
Exercise of stock option (Note 15)		27,855,000		26,000		27,829,000		0		0		0
Issuance of ordinary shares in the acquisition of Motel 168 (Note 6) (in shares)				8,149,616
Issuance of ordinary shares in the acquisition of Motel 168 (Note 6)	106,026,000	667,314,000		259,000		667,055,000		0		0		0
Recognition of share-base compensation costs (in shares)				0
Recognition of share-base compensation costs		76,535,000		0		76,535,000		0		0		0
Dividends distributed to noncontrolling interests		(6,998,000)		0		0		0		0		(6,998,000)
Net income	56,822,000	357,625,000		0		0		0		351,531,000		6,094,000
Appropriations to statutory reserves		0		0		0		31,749,000		(31,749,000)		0
Acquisition of noncontrolling interest of a subsidiary (in shares)				0
Acquisition of noncontrolling interest of a subsidiary		(10,000)		0		(1,230,000)		0		0		1,220,000
Establishment of majority owned subsidiaries (in shares)				0
Establishment of majority owned subsidiaries		3,302,000		0		0		0		0		3,302,000
Balance at Dec. 31, 2011	$ 616,465,000	3,879,966,000	$ 563,000	3,542,000	$ 426,432,000	2,683,923,000	$ 19,998,000	125,863,000	$ 167,142,000	1,051,976,000	$ 2,330,000	14,662,000
Balance (in shares) at Dec. 31, 2011			90,659,882

CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 56,822,000	357,625,000	366,608,000	260,460,000
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	12,160,000	76,535,000	53,272,000	32,009,000
Depreciation and amortization	65,569,000	412,684,000	319,988,000	286,574,000
Amortization of upfront fee of term loan(Note 13)	910,000	5,726,000	0	0
Foreign exchange (gain) /loss, net	(2,518,000)	(15,849,000)	4,350,000	286,000
(Gain)/loss from disposal of property and equipment	1,566,000	9,859,000	(6,165,000)	(2,946,000)
Impairment loss of property and equipment	271,000	1,705,000	0	5,477,000
Gain on buy-back of convertible bonds	(242,000)	(1,521,000)	(2,480,000)	(69,327,000)
Issuance costs for convertible notes	0	0	42,559,000	0
(Gain) /loss on change in fair value of convertible notes	(31,546,000)	(198,547,000)	9,040,000	0
Provision for doubtful accounts	47,000	295,000	0	0
Deferred income tax (benefit)/provision	(2,472,000)	(15,559,000)	6,789,000	(29,843,000)
Share of loss of a jointly controlled entity	136,000	853,000	0	0
Loss from fair value change of interest rate swap transaction	1,162,000	7,315,000	0	0
Change in assets and liabilities, net of effects of acquisitions:
Increase in accounts receivable	(2,303,000)	(14,485,000)	(11,205,000)	(8,935,000)
Increase in receivables from related parties	0	0	(2,523,000)	(3,136,000)
Decrease/(increase) in consumables	(778,000)	(4,894,000)	(10,140,000)	11,566,000
Decrease/(increase) in prepayments and other current assets	(1,124,000)	(7,077,000)	(25,674,000)	8,497,000
Increase in other assets	(2,678,000)	(16,855,000)	(8,813,000)	(684,000)
(Decrease)/increase in accounts payable	(3,023,000)	(19,027,000)	24,088,000	(1,043,000)
(Decrease)/increase in payables to related parties	181,000	1,136,000	1,150,000	(1,206,000)
Increase in salaries and welfare payable	294,000	1,852,000	38,172,000	33,994,000
Increase/(decrease) in income tax payable	897,000	5,648,000	(19,367,000)	9,306,000
Increase/(decrease) in other taxes payable	13,000	81,000	(53,000)	2,643,000
Increase/(decrease) in accruals for customer reward program	(2,213,000)	(13,931,000)	4,075,000	4,744,000
Increase in other payables and accruals	11,967,000	75,319,000	19,409,000	39,764,000
Increase in deferred revenues	3,143,000	19,780,000	27,674,000	41,693,000
Increase in deferred rental	8,990,000	56,585,000	35,422,000	18,787,000
Increase in deposits	0	0	12,719,000	6,994,000
Increase in interest accruals for convertible bonds and financial liability	135,000	849,000	1,063,000	2,989,000
Net cash provided by operating activities	115,366,000	726,102,000	879,958,000	648,663,000
Cash flows from investing activities:
Proceeds from sale of property and equipment	825,000	5,192,000	21,708,000	15,171,000
Purchase of property and equipment	(117,114,000)	(737,102,000)	(373,531,000)	(426,591,000)
Purchase of intangible assets	(483,000)	(3,040,000)	(3,539,000)	(4,322,000)
Cash collected from short term investment	0	0	0	102,206,000
Cash paid to restricted cash - escrow account and interest reserve account	(32,146,000)	(202,323,000)	0	0
Cash used for the acquisition of subsidiaries, net of cash acquired	(275,223,000)	(1,732,226,000)	(600,000)	(9,965,000)
Cash flows provided by/ (used) in investing activities:	(424,141,000)	(2,669,499,000)	(355,962,000)	(323,501,000)
Cash flows from financing activities:
Net proceeds from issuance of ordinary shares	0	0	0	341,078,000
Proceeds from share option exercise	4,476,000	28,173,000	63,644,000	26,975,000
Net proceeds from issuance of convertible notes	0	0	1,188,823,000	0
Buy-back of convertible bonds	(7,230,000)	(45,507,000)	(202,687,000)	(462,029,000)
Payment for bond offering related issuance costs	(933,000)	(5,874,000)	0	0
Repayment of acquired subsidiaries' debts to former shareholders	0	0	0	(5,481,000)
Proceeds from loans, net of upfront fee	227,770,000	1,433,559,000	24,900,000	10,000,000
Repayment of short-term borrowings	0	0	(24,900,000)	(10,000,000)
Cash paid for finance lease	(287,000)	(1,808,000)	0	0
Dividend paid to noncontrolling interests shareholders of subsidiaries	(1,389,000)	(8,743,000)	(9,530,000)	(4,272,000)
Capital contribution from a noncontrolling interests shareholders of newly established majority-owned subsidiary	525,000	3,302,000	0	0
Net cash (used)/provided by financing activities	222,932,000	1,403,102,000	1,040,250,000	(103,729,000)
Effect of foreign exchange rate changes on cash and cash equivalents	(8,947,000)	(56,310,000)	(11,195,000)	(286,000)
Net increase/(decrease) in cash and cash equivalents	(94,790,000)	(596,605,000)	1,553,051,000	221,147,000
Cash and cash equivalents, beginning of year	378,563,000	2,382,643,000	829,592,000	608,445,000
Cash and cash equivalents, end of the year	283,773,000	1,786,038,000	2,382,643,000	829,592,000
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	(28,496,000)	(179,352,000)	(152,547,000)	(82,703,000)
Cash paid during the year for interest	(6,215,000)	(39,115,000)	(211,000)	(43,000)
Supplemental schedule of non-cash activities:
Unpaid consideration related to the acquisition of Motel 168	22,836,000	143,728,000	0	0
Non-cash consideration in settlement of the sellers' payable to Motel 168	3,690,000	23,222,000	0	0
Accruals related to the construction costs of property and equipment	26,873,000	169,134,000	169,196,000	0
Accruals related to the issuance costs for convertible notes	0	0	5,998,000	0
Restricted cash related to the exercise of the employee stock option which are yet to be transmitted to the employees	(2,852,000)	(17,949,000)	21,552,000	0
Issuance of ordinary shares related to the acquisition of Motel 168	$ 106,026,000	667,314,000	0	0

ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of Home Inns & Hotels Management Inc. (“the Company”), its subsidiaries, and variable interest entities (“VIEs”) for which the Company is the primary beneficiary (“VIE subsidiary”). The Company and its consolidated subsidiaries and VIE subsidiaries are collectively referred to as the “Group”.

The Company was established in Cayman Islands on May 30, 2006. In June 2006, all the then existing shareholders of Home Inns & Hotels Management (Hong Kong) Limited (“Home Inns HK”), the Company’s predecessor, exchanged their respective shares in Home Inns HK for an equivalent number of shares in the Company. As a result, Home Inns HK became a wholly-owned subsidiary of the Company. Home Inns HK did not have any operations until April 2002 when Home Inns & Hotels Management (Beijing) Co., Ltd. (“Home Inns Beijing”), a hotel operation and management company, was established as a joint venture of Home Inns HK and Beijing Capital Travel International Hotel Group Co., Ltd. (“Beijing Capital Travel”), a subsidiary of Beijing Tourism Group (“BTG”). At inception, Home Inns HK and BTG, through Beijing Capital Travel, owned 55% and 45% interest in Home Inns Beijing, respectively. Through a series of financing activities and acquisitions, Home Inns Beijing has become a wholly-owned subsidiary in July 2007.

In October 2006, the Company completed an initial public offering of American Depositary Shares (“ADSs”). ADSs of the Company are traded from October 26, 2006 on Nasdaq Global Market under the symbol “HMIN” in the United States.

In October 2011, the Group completed the acquisition of 100% equity interest of Motel 168 International Holding Limited (“Motel 168”). The total consideration of RMB 2,869,045 included RMB 2,201,731 in cash and RMB 667,314 in share consideration of 8,149,616 Home Inns’ ordinary shares. Thereafter, Motel 168 became a wholly owned subsidiary of the Group. (Refer to Note 6).

The principal activities of the Group are to develop, lease, operate, franchise, and manage economy hotels under the Home Inn brand, Yitel brand and Motel 168 brand in the People’s Republic of China (“PRC”). The Group either leases real estate properties on which it develops and operates hotels or franchises the Home Inn brand, Yitel brand and Motel 168 brand to hotel owners and manages these hotels. The former type of hotels is referred to as “leased-and-operated hotels” and the latter type of hotels as “franchised-and-managed hotels.”

Leased-and-operated hotels

The Group leases hotel properties from property owners and develops these hotels directly, by hiring, training and supervising the managers and employees to operate the hotels. The Group is responsible for hotel development and customization to conform to the standards of the Group, as well as repairs and maintenance, operating expenses and management of properties over the term of the lease. Under the lease arrangements, the Group typically enjoys rental holiday of three to six months and pays fixed rent on a quarterly basis for the first three or five years of the lease term, after which the rental payments may be subject to an increase every three to five years.

Franchised-and-managed hotels

The Group enters into certain franchise arrangements with hotel owners for which the Group is responsible for managing the hotels, including hiring and appointment of the general manager of each franchised-and-managed hotel. Under a typical franchise agreement, the franchisee is required to pay an initial franchise fee and ongoing management service fees equal to a certain percentage of the revenues of the hotel. The franchisee is responsible for the costs of hotel development and customization and the costs of its operations. The term of the franchise agreement is typically 5 years or 8 years and is renewable only upon mutual agreement between the Group and the franchisee.

PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
PRINCIPAL ACCOUNTING POLICIES

2. PRINCIPAL ACCOUNTING POLICIES

The principal accounting policies adopted in the preparation of these consolidated financial statements are set out below:

a. Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s financial statements mainly include share-based compensation, allowance for doubtful accounts, assumption of redemption rate utilized in customer loyalty program, assumptions and inputs used in fair value measurement of financial liabilities, assessment of recoverability of long-lived assets and goodwill, useful lives of long-lived assets, determination of fair value of identifiable assets and liabilities acquired through business combinations, recognition of non-controlling interests, and valuation of deferred tax assets. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of the Group’s consolidated financial statements, and actual results could differ materially from these estimates.

Certain prior period balances have been reclassified to conform to the current period presentation in the Group’s Consolidated Financial Statements. Such reclassification, which had no effect on previously reported results of operations or retained earnings, included a) reclassifying “personnel costs of franchised-and-managed hotels” as its own line item from “general and administrative expenses” for the years ended December 31, 2009 and 2010 to conform to the presentation in the consolidated statements of operations for the year ended December 31, 2011 and b) Combining “accruals for customer reward program” with “other unpaid and accruals” as of December 31, 2010 to conform to the presentation in the consolidated balance sheets as of December 31, 2011 due to that the accruals for customer reward program as of December 31, 2011 were not significant and the balances were disclosed in note 2r.

b. Basis of consolidation and accounting for investments

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All significant transactions and balances between the Company, its subsidiaries and certain VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Prior to January 1, 2010, the Company followed FIN 46(R): Consolidation of Variable Interest Entities, an interpretation of ARB No. 51, in accounting for variable interest entities and the consolidation. Certain entities were considered variable interest entities because the equity at risk of each entity was not sufficient to finance its intended activities without additional financial support. The Company was considered the primary beneficiary of these entities because it absorbed a majority of the entities’ expected losses and received a majority of the entities’ expected residual returns. Accordingly, the financial statements of the following VIEs were consolidated into the Company’s financial statements since their respective date of establishment/acquisition:

Name of VIE	The Company’s ownership interest

Home Inns & Hotels Management (Xiamen) Co., Ltd. (“Home Inns Xiamen”)	51%
Home Inns & Hotels Management (Fuzhou) Co., Ltd. (“Home Inns Fuzhou”)	51%
Home Inns & Hotels Management (Caoxi) Co., Ltd. (“Home Inns Caoxi”)	51%
Home Inns & Hotels Management (Caobao) Co., Ltd. (“Home Inns Caobao”)	75%
Home Inns & Hotels Management (Dongguan) Co., Ltd. (“Home Inns Dongguan”)	65%
Home Inns & Hotels Kuaijie (Fuzhou) Co., Ltd. (“Home Inns Fuzhou Kuaijie”)	70%

In June 2009, the FASB issued FAS 167: Amendments to FASB Interpretation No. 46(R), codified primarily in ASC 810, Consolidation. This guidance modified the method for determining whether an entity is a variable interest entity as well as the methods permitted for determining the primary beneficiary of a variable interest entity. In addition, this guidance required ongoing reassessments of whether a company is the primary beneficiary of a variable interest entity and enhanced disclosures related to a company’s involvement with a variable interest entity. The Company adopted this guidance as of January 1, 2010.

In accordance with the new guidance, the Company is deemed to have a controlling financial interest and is the primary beneficiary of these VIEs as it has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. As a result, the Company continues to consolidate the same VIEs that were consolidated prior to January 1, 2010 and the adoption of FAS 167 effective as of January 1, 2010 did not have any impact on the Company’s consolidated financial statements.

The total registered capital of the six VIEs was RMB 6,010 as of December 31, 2010. The total net assets of the consolidated VIEs were RMB 26,262 as of December 31, 2010. The total net income of the six VIE was RMB 11,436 and RMB 16,257 in the year ended December 31, 2009 and 2010, respectively. Management monitors the regulatory risk associated with these contractual arrangements. There are no consolidated VIE assets that are collateral for the VIE obligations and which can only be used to settle the VIE’s obligations. Creditors of the VIE have no recourse to the general credit of Home Inns & Hotels Management (Shanghai) Co., Ltd., which is the primary beneficiary of the VIEs.

In 2011, the Company has determined that equity investment of the six VIEs were no longer considered variable interest entities effective for the year ended December 31, 2011. As the group has majority legal ownership in these entities, it continues to consolidate these entities. The reconsideration event did not have any impact on the Company’s consolidated financial statements.

The Company evaluates its business relationships such as those with franchisees to identify potential variable interest entities. Generally, these businesses qualify for the business scope exception under the consolidation guidance. The Company has concluded that consolidation of any such entities is not appropriate for the periods.

c. Foreign currencies

The Group’s functional currency and reporting currency is Renminbi (“RMB”). Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. All such exchange gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market.

d. Convenience translation

Translations of balances in the statements of operations, balance sheet and statement of cash flows from RMB into United States dollars (“US$”) as of and for the year ended December 31, 2011 are solely for the convenience of the reader and were calculated at the rate of US$ 1.00 = RMB 6.2939, on December 31, 2011, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2011, or at any other rate.

e. Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and liquid investment which are unrestricted as to withdrawal or use, and which have original maturities of three months or less that are placed with banks or other financial institutions. Cash and cash equivalents balance as of December 31, 2010 included US$ 211,592 thousand and HK$ 0.1 thousand. Cash and cash equivalents balance as of December 31, 2011 included US$ 52,747 thousand and HK$ 0.1 thousand.

f. Restricted cash

Restricted cash consists of cash proceeds from the exercise of share options by the Company’s employees which are yet to be transmitted to them, cash reserved in specific interests reserve account (“IRA”) for term loans which will be repaid in 6 months, and cash deposited in an escrow account for the settlement of the outstanding purchase consideration of Motel 168 acquisition.

g. Allowance for doubtful accounts

Provision is made against receivables to the extent collection is considered to be doubtful. Accounts receivable and other receivables in the balance sheet are stated net of such provision, if any. As of December 31, 2010 and 2011, the allowance for doubtful accounts was nil and RMB 295, respectively.

h. Consumables

The Group purchases consumables for the operation of leased-and-operated hotels. Consumables include fabrics, such as towels and beddings, which need to be renewed periodically. Consumables are amortized over their useful lives, generally one year or less, from the time they are put into use and are stated at purchase price less accumulated amortization.

i. Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization and impairment losses, if any. The cost of property and equipment comprises its purchase price and any directly attributable costs, including interest cost during the period the asset is brought to its working condition and location for its intended use.

Depreciation and amortization of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Buildings	40 years
Leasehold improvements	Over the shorter of the economic useful life or the lease period
Machinery and equipment	5 to 10 years
Furniture, fixtures and office equipment	3 to 5 years

Construction in progress represents leasehold improvements under construction or installation and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to property and equipment and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the statements of operations as the difference between the net sales proceeds and the carrying amount of the underlying asset.

j. Fair value measurement

The Company adopted Accounting Standard Codification (“ASC”) 820 “Fair value measurements and disclosures” on January 1, 2008. This guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The guidance outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and the guidance details the disclosures that are required for items measured at fair value.

The Company measures the fair value of financial assets and liabilities using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are nor active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 includes unobservable inputs that reflect the management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including their own data.

The following table presents information about the Group’s financial liabilities classified as Level 3 as of December 31, 2011 and December 31, 2010.

	Balance as of December 31, 2011
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Convertible notes measured at fair value	971,693	—	—	971,693
Interest rate swap transaction	7,315	—	—	7,315

Total financial liability, non-current	979,008	—	—	979,008

	Balance as of December 31, 2010
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Convertible notes measured at fair value	1,227,577	—	—	1,227,577

Total financial liability, non-current	1,227,577	—	—	1,227,577

A summary of changes in Level 3 financial liabilities for the year ended December 31, 2011 was as follows:

Balance at December 31, 2010	1,227,577
Less: Unrealized gains - change in fair value (note 12)	(198,547)
Less: foreign exchange gains (note 12)	(57,337)
Add: Interest rate swap transaction (note 12)	7,315

Balance at December 31, 2011	979,008

k. Fair value of financial instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, restricted cash, receivables, payables, accruals, term loans and convertible bonds and financial liability. In accordance with ASC 820, fair value of cash and cash equivalents, restricted cash, receivables, payables, and accruals is measured using Level 1 inputs and their carrying values approximated their estimated fair values due to the short-term nature of these financial instruments. The carrying values of term loans approximate their fair values as all the borrowings carry variable interest rates which approximate rates currently offered by the Group’s bankers for similar debt instruments of comparable maturities. Fair value of convertible bonds is measured using Level 1 input, which is based on quotes obtained from over-the-counter trading activities (Refer to Note 11). Fair value of financial liability associated with the issuance of convertible notes in 2010 is measured using Level 3 inputs, which is measured using a binomial model. Fair value of the financial liability associated with the interest rate swap transaction in 2011 is measured using level 3 inputs, which is measured using the discounted cash flow method. (Refer to Note 12)

l. Business combinations

U.S. GAAP requires that business combinations be accounted for under the acquisition method. From January 1, 2009, the Group adopted ASC805 “Business Combinations”. Following this adoption, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the entity acquired, the difference is recognized directly in the statements of operations.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although we believe that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

m. Jointly ventures

Investment in a joint venture is accounted for by the equity method of accounting as the Group has the ability to exercise significant influence but does not own a majority equity interest. Under this method, the Group’s income (loss) from investment is recognized in the consolidated statements of operations. Unrealized gains on transactions between the Group and the joint venture are eliminated to the extent of the Group’s interest in the joint venture, if any; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in the joint venture equals or exceeds its interest in the joint venture, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the joint venture.

The Group reviews its investment in the joint venture to determine whether a decline in fair value below the carrying value is other than temporary at period end. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Group considers the reason for the decline in fair value, including general market conditions, industry-specific or investee-specific reasons, and changes in valuation subsequent to the balance sheet date and the Group’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the security is written down to fair value. There was no impairment losses for its investment in the joint venture in the year ended December 31, 2011.

n. Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. US GAAP requires that a two-step impairment test be performed annually or whenever events or changes in circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The first step of the test for impairment compares the book value of the Group’s reporting unit under which goodwill is recorded to its estimated fair value. The second step of the goodwill impairment test, which is only required when the net book value of the reporting unit exceeds the fair value, measures the impairment as the difference between the implied fair value of goodwill and its book value. Goodwill is not amortized. No impairment of goodwill was recognized for the years ended December 31, 2009, 2010 and 2011.

o. Intangible assets, net

Intangible assets consist primarily of intangible assets acquired in business combinations and software purchased from third parties. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets, including brand, favorable lease agreements and certain franchise agreements existing as of the date of acquisition, are recognized and measured at fair value upon acquisition.

Except brand, intangible assets arising from business combinations are amortized on a straight-line base over the remaining operating lease term, the franchise agreement term, or estimated life of customer relationship. The estimated useful lives of amortized intangibles are reassessed if circumstances occur that indicate the useful lives have changed.

The trademarked Motel 168 brand was registered in PRC China with remaining legal life of 7 years and can be renewed with minimal costs. Motel 168 is a well recognized brand in the economy hotel industry in PRC China. The useful life of the brand is indefinite. The Group evaluates indefinite-lived intangible asset each reporting period to determine whether events and circumstances continue to support an indefinite useful life.

Purchased software is stated at cost less accumulated amortization and impairment, if any, and is amortized on the straight-line basis over its estimated useful life of 5 years.

p. Impairment of long-lived assets and definite-lived intangible assets

Long-lived assets and definite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset may not be recoverable. If the total of the expected future undiscounted cash flows is less than the carrying value, an indication of impairment is present and a loss is recognized in the statements of operations for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. The impairment loss recognized for the year ended December 31, 2009, 2010 and 2011 was RMB 5,477, nil and RMB 1,705, respectively.

q. Employee benefits

The employees of the Group’s PRC subsidiaries and VIE entities are entitled to staff welfare benefits including medical care, housing fund, unemployment insurance and pension benefits. These entities are required to accrue for these benefits based on certain percentages of the employees’ salaries, subject to certain ceilings, in accordance with the relevant PRC regulations and make contributions to the government-sponsored plans out of the amounts accrued. Employee benefits expense was RMB 90,525, RMB 103,292 and RMB180,145 for the years ended December 31, 2009, 2010 and 2011, respectively. Amounts accrued and included in salaries and welfare payable and other unpaid and accruals in the balance sheets were RMB 3,796 and RMB12,524 for the years ended December 31, 2010 and 2011, respectively.

r. Accruals for customer reward program

The Group invites its customers to participate in a customer reward program. Prior to November 14, 2004, membership was free of charge. A one-time membership fee was charged after that date for new members. Members enjoy discounts on room rates, priority in hotel reservation, and accumulate membership points for their paid stays, which can be redeemed for membership upgrades, room night awards and other gifts. The estimated incremental costs to provide membership upgrades, room night awards and other gifts are accrued and recorded as accruals for customer reward program as members accumulate points and recognized as sales and marketing expenses in the statements of operations. As members redeem awards or their entitlements expire, the provision is reduced correspondingly.

Prior to the second quarter of 2011, the Group did not apply redemption rate to the estimation on reward cost due to limited history in its customer reward program. With sufficient historical information and accumulated knowledge on reward points redemption and expiration, the Group has applied a historical redemption rate of 20% prospectively in estimating the costs of reward points since April 1, 2011. After the acquisition of Motel 168, the terms under the Motel 168’s customer reward program have been updated to conform to that of Home Inns’ customer reward program. The Group reassesses the redemption rate at each period end to ensure that the estimate of redemption rate is reasonable.

As of December 31, 2010 and 2011, the accruals for customer reward program amounted to RMB 17,406 and RMB 5,211, respectively, based on the estimated liabilities under the customer reward program. Had the Group not applied the redemption rate in estimating accruals for customer reward program, the accrual balance as of December 31, 2011 would have been RMB 19,851, implying an impact of RMB 14,641 to the consolidated statement of operation in 2011.

s. Deferred Revenue

Deferred revenue generally consists of advances received from customers for room stays, initial franchise fees received prior to the Group fulfilling its commitments to the franchisee, and cash received from sale of membership programs. Non-current portion of deferred revenue represents cash received from initial franchise fees and sales of membership program, which is recognized after one year from the balance sheet date.

t. Revenue recognition

Revenues from leased-and-operated hotels represent primarily room rentals and food and beverage sales from the leased-and-operated hotels. Such revenues are recognized when goods are delivered and services are provided.

Revenues from franchised-and-managed hotels are derived from franchise agreements where the franchisees are required to pay (i) an initial franchise fee and (ii) on-going management and service fees based on a percentage of revenue which approximates 3% to 6% of the room revenues of the franchised hotels. The franchise fee is an initial one-time fee. For the franchise agreements signed under Home Inns brand Yitel brand and Motel 168 brand after its acquisition by the Group, the franchise fee is recognized as revenue when the franchised hotel opens for business, becomes non-refundable, and the Group has fulfilled all its commitments and obligations including the assistance to the franchisees in property design, leasehold improvement construction project management, systems installation, personnel recruiting and training. For the franchise agreements signed under Motel 168 brand prior to its acquisition by the Group, the franchise fee is recorded as deferred revenue when cash is received and recognized as revenue during the franchising period which usually is 5 years as the franchisees have a refund right that lapses gradually over a five-year period. On-going management and service fees are recognized when the underlying service revenue is recognized by the franchisees’ operations. Other revenues generated from franchise agreements include system maintenance and support fee and central reservation system usage fee, which are recognized when services are provided.

Prior to the second quarter of 2011, revenue from one-time membership fees was deferred when received and was recognized when membership records show no activity after a year. With sufficient historical information and accumulative knowledge on membership activity pattern, the Group estimated that average life of members is approximately two years. Therefore, the change in accounting estimate is applied prospectively, and revenue from one-time membership fees has been recognized over two years on a straight line basis since April 1, 2011. For the years ended December 31, 2009, 2010 and 2011, the Group recognized revenue of RMB 14,434, RMB 33,846 and RMB 79,367 from one-time membership fees, respectively. Had the Group not changed the accounting estimate of average life of membership card, revenue from one-time membership fees would have been RMB 61,603, implying an impact of RMB 17,764 to the consolidated statement of operations in 2011.

The Group continues to monitor the membership activity pattern and reassess average life of members at each period end to ensure estimate of revenue recognition period is reasonable.

u. Business tax and related surcharge

The Group is subject to business tax and related surcharges on the services provided in the PRC. Such tax is levied based on turnover at a total approximate rate of 5.6% and is recorded as a reduction of revenues.

v. Leased-and-operated hotel costs

Leased-and-operated hotel costs include all direct costs incurred in the operation of the leased-and-operated hotels and consist primarily of property rentals and related expenses, utility costs, personnel compensation, amortization of guest room consumables, amortization of leasehold improvements, depreciation of equipment, amortization of consumables costs, food and beverage.

w. Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising related expenses, expenses associated with the Group’s membership reward program, payroll and related compensation for the Group’s sales and marketing personnel and entertainment expenses relating to marketing activities. Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the statements of operations as incurred and amounted to RMB 12,614, RMB 11,361 and RMB 21,944 for the years ended December 31, 2009, 2010 and 2011, respectively.

x. Share-based compensation

The Group accounts for share-based compensation arrangements with employees in accordance with ASC 718 “Compensation — Stock Compensation”. It requires the Group to measure at the grant date the fair value of the stock-based award and recognize compensation expense, net of estimated forfeitures, on a straight-line basis, over the requisite service period. The Group uses the Black-Scholes option pricing model to determine the fair value of stock options. The requisite service period is the vesting period, which is generally 4 years. Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates.

y. Leases

The Company leases certain property, plant and equipment.

Leases of property, plant and equipment are classified as operating leases when substantially all the risks and rewards of ownership of assets remain with the lessor. Payments made under operating leases net of any incentives received from the lessor are charged to the consolidated statements of operations on a straight-line basis over the terms of the underlying lease.

Leases of property, plant and equipment are classified as finance leases when the Company has substantially all the risks and rewards of ownership. Finance leases are capitalized at the lease’s commencement at the lower of the fair value of the leased property and the present value of the minimum lease payments. Each lease payment is allocated between the liability and finance charges. The corresponding rental obligations, net of finance charges, are included in finance lease liabilities. The interest element of the finance cost is charged to the statements of operations over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property, plant and equipment acquired under finance leases are depreciated over the lease term if the lease does not meet the transfer of ownership criterion or the bargain purchase option criterion. If the lease meets either the transfer of ownership criterion or the bargain purchase option criterion, then the related assets are depreciated over the useful life of the asset.

Fixed assets capitalized under finance leases are depreciated in accordance with the Group’s policy for the depreciation of fixed assets.

z. Borrowing costs

Interests incurred in connection with term loan used for acquisition of Motel 168 are expensed as incurred. The upfront fee incurred in connection with the term loan are amortized and recorded as interest expenses over the loan period. (Refer to Note 13)

Interest cost incurred on funds used to construct leasehold improvements during the active construction period is capitalized. For the years ended December 31, 2009, 2010 and 2011, there was no capitalized interest cost.

aa. Pre-operating expenditure

Pre-operating expenditure represents start-up costs, other than amounts capitalized as leasehold improvements, for leased-and-operated hotels are charged to the consolidated statements of operations in the period in which it is incurred.

ab. Taxation

The provision for income taxes is based on the income and expense amounts recorded in our consolidated statements of operations. Income tax expenses are recorded using the liability method. Deferred tax assets or liabilities are recognized for the estimated future tax effects attributable to temporary differences and tax loss carry forwards. Deferred tax assets and liabilities are recognized and measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in statements of operations in the period that includes the enactment date. A valuation allowance is recorded to reduce the amount of deferred tax assets if it is considered more likely than not that such assets will not be realized.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is greater than 50% likely to be realized upon settlement. As of December 31, 2010 and 2011, there were no uncertain tax positions.

ac. Other non-operating income

        Other non-operating income primarily consists of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. During the years ended December 31, 2009, 2010 and 2011, the Group received financial subsidies of RMB 6,379, RMB 14,903 and RMB 22,356, respectively, from various local PRC government authorities. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Such amounts are recorded as other non-operating income when received as there is no additional condition attached to the subsidies.

ad. Statutory reserves

The Group’s subsidiaries and VIE entities incorporated in the PRC are required to set aside 10% of their net income, after offsetting accumulated losses from prior years, and before profit distributions to the investors, as reported in its statutory accounts on an annual basis to the Statutory Surplus Reserve Fund. Once the total Statutory Surplus Reserve Fund reaches 50% of the registered capital of the respective subsidiaries and VIE entities, further appropriations are discretionary. The Statutory Surplus Reserve Fund can be used to increase the registered capital and eliminate future losses of the respective companies under PRC regulations. The Group’s Statutory Surplus Reserve Fund is not distributable to shareholders except in the event of liquidation.

Appropriations to the Statutory Surplus Reserve Fund are accounted for as a transfer from retained earnings to statutory reserves. During the years ended December 31, 2009, 2010 and 2011, the Group made total appropriations to these statutory reserves of RMB 17,597, RMB 26,523 and RMB 31,749, respectively.

ae. Dividends

Dividends are recognized when declared. The Group has not declared or paid any dividends to its shareholders except for the noncontrolling interests.

Current PRC regulations permit PRC companies to pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries and VIE subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves (Note 2(ad)). Restricted net assets of the Company’s PRC subsidiaries and VIE subsidiaries not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations were RMB 3,218,515 as of December 31, 2011. In addition to the typical statutory reserves of the Company’s PRC subsidiaries and VIE subsidiaries, the restricted net assets also includes RMB 3,092,652 paid in capital.

af. Earnings per share

In accordance with ASC 260 “Earnings Per Share”, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. The Company’s convertible bonds issued in 2007 and convertible notes issued in 2010 are not participating securities because the terms of the agreements do not provide any participating rights to the holders before conversion. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the monetary effect of instruments that are dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of convertible bonds and convertible notes (using the if-converted method) the vesting of restricted stock and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method).

ag. Segment reporting

The Company follows “Disclosures about Segment of an Enterprise and Related Information” for its segment reporting. The Group operates and manages its business as a single segment. The Group primarily generates its revenues from customers in the PRC, and assets of the Group are also located in PRC. Accordingly, no geographical segments are presented.

ah. Recent accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU 2011-04). Key provisions of the amendments in ASU 2011-04 include: (1) a prohibition on grouping financial instruments for purposes of determining fair value, except in limited cases; (2) an extension of the prohibition against the use of a blockage factor to all fair value measurements; and (3) a requirement that for recurring Level 3 fair value measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used and qualitative details about the sensitivity of the measurements. For items not carried at fair value but for which fair value is disclosed, entities will be required to disclose the level within the fair value hierarchy that applies to the fair value measurement disclosed. This ASU is effective for interim and annual periods beginning after December 15, 2011. The Company does not expect the adoption of ASU 2011-04 to have a material impact on its financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (ASU 2011-05). This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. These ASUs are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, which for the Company means January 1, 2012. As these accounting standards do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, the adoption of these standards is not expected to have an impact on the Group’s financial statements.

In September 2011 the FASB issued ASU 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08). Under the revised guidance, entities testing for goodwill impairment have an option of performing a qualitative assessment before calculating the fair value for the reporting unit, i.e., Step 1 of the goodwill impairment test. If an entity determines, on a basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the first step of the two-step impairment test would be required. If it is not more likely than not that the fair value of the reporting unit is less than the carrying value, then goodwill is not considered to be impaired. ASU 2011-08 does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill at least annually for impairment. This ASU is effective for interim and annual periods beginning after December 15, 2011 with early adoption permitted. The Group does not expect the adoption of ASU 2011-08 to have a material impact on its financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (ASU 2011-11). This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on their financial position. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have an impact on the Group’s financial statements.

ai. Certain risks and concentration

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and accounts receivable. As of December 31, 2010 and 2011, substantially all of the Company’s cash was held in major financial institutions located in the PRC, Hong Kong and the United States of America, which management considers being of high credit quality. China does not have an official deposit insurance program, nor does it have an agency similar to The Federal Deposit Insurance Corporation (FDIC) in the United States. However, the Group believes that the risk of failure of any of these PRC banks is remote. Bank failure is extremely uncommon in China and the Group believes that those Chinese banks that hold the Company’s cash, cash equivalents and long term time deposit are financially sound based on public available information.

Accounts receivable are typically not collateralized and are denominated in RMB, and are derived from revenues earned from operations arising in the PRC.

No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2009, 2010 and 2011. No individual customer accounted for more than 10% of accounts receivable at December 31, 2010 and 2011.

aj. Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER CURRENT ASSETS

3. PREPAYMENTS AND OTHER CURRENT ASSETS

Components of prepayments and other current assets as of December 31, 2010 and 2011 are as follows:

	2010	2011
Prepayment for utility and telecom expenses	21,034	31,645
Prepayment for rental expenses	19,495	28,748
Proceeds receivable from disposal of a subsidiary	—	12,418
Employee advances	5,615	10,076
Interest receivable	4,932	7,047
Prepayment for advertisement, consultation and insurance	3,509	5,778
Deposits for utility expenses	6,411	9,772
Other current assets	16,890	32,403

Total	77,886	137,887

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

4. INCOME TAXES

Cayman Islands, British Virgin Islands (“BVI”) and the Republic of Mauritius (“Mauritius”)

Under the current laws of the Cayman Islands, BVI and Mauritius, the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius are not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Home Inns Hong Kong subsidiaries were subject to Hong Kong profit tax at a rate of 16.5% on their assessable profits. No Hong Kong profit tax has been provided as the Group did not have assessable profit that was earned in or derived from Hong Kong subsidiaries during the years presented.

PRC

The Company’s subsidiaries and its VIE entities incorporated in the PRC are subject to PRC Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant PRC income tax laws. Effective January 1, 2008, the Company’s subsidiaries and its VIE entities are subject to the Corporate Income Tax Law of the People’s Republic of China (hereinafter “the new CIT Law”) as approved by the National People’s Congress on March 16, 2007, under which the corporate income tax rate applicable to most of the Group’s PRC entities adjusted from 33% to 25%. Five of the Group’s subsidiaries and VIE entities enjoyed a preferential income tax rate of 15% before 2008, and the income tax rate applicable to these subsidiaries is phased in at 18%, 20%, 22%, 24% and 25% in a 5 year period from 2008 to 2012.

On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued Cai Shui [2008] Circular 1 (“Circular 1”). According to Article 4 of Circular 1, distributions of accumulated profits earned by a Foreign Invested Enterprise (“FIE”) prior to January 1, 2008 to foreign investor(s) in 2008 or after will be exempt from withholding tax (“WHT”) while distribution of the profit earned by an FIE after January 1, 2008 to its foreign investor(s) shall be subject to WHT at a rate up to 10%. For certain jurisdictions that have signed tax treaties with the PRC, the WHT rate are 5%. No dividend was declared by PRC subsidiaries in the years ended December 31, 2009 and 2010. As the Group intended to indefinitely reinvest its earnings to further expand its businesses in PRC China, undistributed earnings as of December 31, 2009 and 2010 were considered to be indefinitely reinvested. Therefore, no deferred tax liability was recognized in the years ended December 31, 2009 and 2010.

In September 2011, in connection with the acquisition of Motel 168, the Group entered into a US$240,000 denominated, 4-year term loan facility agreement. (Refer to Note 13) In order to service the debt, after-tax profits from its PRC subsidiaries in China will be distributed to its overseas holding company borrower. The Group has recognized the relevant deferred tax liability of RMB 38,313 as of December 31, 2011 in connection with cumulative distributable earnings since 2008 using a 5% dividend withholding tax rate provided as a preferential rate by the tax arrangement between PRC and Hong Kong. (Note a, Reconciliation of the differences between statutory tax rate and the effective tax rate)

Composition of income tax expense

The current and deferred portion of income tax expense included in the consolidated statements of operations for the years ended December 31 is as follows:

	2009	2010	2011
Current income tax expense	92,009	133,180	185,001
Deferred income tax (provision) /benefit	(29,843)	6,789	(15,559)

Income tax expense	62,166	139,969	169,442

Reconciliation of the differences between statutory tax rate and the effective tax rate

A reconciliation between the statutory CIT rate and the Group’s effective tax rate for the years ended December 31 is as follows:

	2009	2010	2011
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries in the PRC	(3%)	(3%)	(3%)
Tax differential for the gains/expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax	(2%)	5%	2%

Permanent difference for non-deductible expenses	(1%)	1%	1%
CIT refund	(2%)	—	—
Withholding tax on earnings no longer considered indefinitely reinvested	—	—	7%

Effective CIT rate	19%	28%	32%

Deferred tax assets and liabilities comprised:

	2010	2011
Deferred tax assets, current:
Tax loss carry forwards	10,668	21,269
Deductible temporary differences related to:
-rental expenses	1,091	3,009
-pre-operating expenses	5,780	8,886
-deferred revenue, current	14,376	42,670
-accruals for customer reward program	4,351	915
-others	6,682	12,154
Valuation allowance	(335)	(13,457)

	42,613	75,446

Deferred tax assets, non-current:
Tax loss carry forwards	32,905	101,649
Deductible temporary differences related to:
-rental expenses	66,246	185,448
-pre-operating expenses	11,560	16,100
-deferred revenue, non current	12,178	15,331
-unfavorable lease related to acquisitions	2,180	98,188
-Impairment loss of property and equipment	1,369	39,499
-others	442	1,190
Valuation allowance	(27,962)	(257,640)

	98,918	199,765

Total deferred tax assets	141,531	275,211

Deferred tax liabilities, current:
Withholding tax for profit distribution of previous periods (refer to Income Tax – PRC)	—	38,313

Deferred tax liabilities, non-current:
Recognition of intangible assets related to the acquisition of Motel 168	—	282,638
Other taxable temporary differences	11,552	12,090

	11,552	294,728

Total deferred tax liabilities	11,552	333,041

The Group had tax loss carry forward of RMB491,672 as of December 31, 2011. The Group’s remaining tax loss carryforward will be netted against future taxable income. According to the PRC CIT regulations, the loss incurred during a tax year may be carried forward to the following years and set off against the profits of the following years, but the period shall not exceed a maximum of 5 years. These accumulated tax losses will expire on or before January 1, 2017.

A valuation allowance of RMB 28,297 and RMB 271,097 was provided for the net deferred tax assets of the Company as of December 31, 2010 and 2011, respectively. As of December 31, 2011, a valuation allowance of RMB 237,385 was carried forward from the acquisition of Motel 168. The valuation allowances were provided on the deferred tax assets to the extent that management believed it was more likely than not that such deferred tax assets would not have been realized in the foreseeable future. Valuation allowances were also provided because it was more likely than not that the Company will not be able to utilize certain tax loss carry forwards generated by certain subsidiaries or VIE entities. As those entities continue to have accumulated tax losses and tax planning strategies are not available to utilize those tax losses in other Company companies, management believes it is more likely than not that such losses will not be utilized before they expire. However, certain valuation allowance was reversed in 2009, 2010 and 2011 when the Company generated sufficient taxable income to utilize the deferred tax assets. If events occur in the future that prevent the Company from realizing some or all of its deferred tax assets, an adjustment to the valuation allowances will be recognized when such events occur. In the PRC, tax loss carry forwards generally expire after five years.

For the tax holidays described for certain entities in the “China” section of this Note, the aggregate amount and per share effect of the tax holidays are as follows:

	For the years ended December 31,
	2009	2010	2011
(in thousands, except per share data)	RMB	RMB	RMB

Aggregate effect	8,904	13,851	14,505
Basic ordinary share effect	0.12	0.17	0.17
Diluted ordinary share effect	0.11	0.16	0.15

INVESTMENT IN A JOINTLY VENTURE	12 Months Ended
Dec. 31, 2011
INVESTMENT IN A JOINTLY VENTURE

5. INVESTMENT IN A JOINTLY VENTURE

	Investment in a jointly controlled entity	Shareholders’ loan	Subtotal	Shares of loss	Total
At October 1, 2011	500	10,000	10,500	(1,346)	9,154
Share of loss	—	—	—	(853)	(853)

At December 31, 2011	500	10,000	10,500	(2,199)	8,301

The jointly controlled entity was originally invested by Motel 168. After the acquisition by Home Inns on October 1, 2011, the amount of RMB 853 recognized as ‘share of loss of a jointly controlled entity’ in the consolidated statements of operations is equal to the share of total loss of the jointly controlled entity during the three-month ended in December, 2011. It has exceeded the original cost of the Group’s investment in the entity. Before the acquisition, Motel 168 loaned RMB 10,000 to the entity without a specified repayment date. This loan has the same economic effect as a capital contribution and should be treated as being a part of the net investment in the entity. Therefore, Motel 168 treated its original investment of RMB 500, together with the loan of RMB 10,000 that in substance form part of the net investment, as the ceiling, being RMB 10,500, to pick up its share of loss of the entity. As at December 31, 2011, the Group fully picked up the share of loss of the entity of RMB 853 and records it as a reduction to the interests in a jointly control entity.

ACQUISITION	12 Months Ended
Dec. 31, 2011
ACQUISITION

6. ACQUISITION

a. Acquisition of Motel 168

On October 1, 2011, to further strengthen the Group’s diverse growth plans and multi-brand strategy, the Group completed the transaction to acquire 100% equity interest in Motel 168, a well-established economy hotel chain in China. The Group obtained control over Motel 168 and has consolidated its financial statements since then. The total purchase price for the transaction was approximately RMB 2,869,045, which consists of RMB 2,201,731 in cash consideration and RMB 667,314 in shares consideration of Home Inns’ 8,149,616 ordinary shares. Fair value of the ordinary shares is measured at the quoted market price of US$12.885 as of September 30, 2011, the date closest to the acquisition date. Total acquisition costs were RMB 63,824, which were expensed as incurred in the year ended December 31, 2011.

Purchase Price Allocation

The total purchase price was allocated to Motel 168’s tangible assets, identifiable intangible assets, and assumed liabilities based on their estimated fair values as set forth below. The excess of (i) the total of cost of acquisition, over (ii) the fair value of the identifiable net assets of Motel 168 is recorded as goodwill. The Group makes estimates and judgments in determining the fair value of the acquired assets and assumed liabilities, based on its experience with similar assets and liabilities in similar industries. In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of Motel 168’s business.

Allocation of purchase price:

		Useful life
Fair value of net tangible assets acquired	559,267
Intangible assets-favorable lease (1)	399,193	remaining lease terms
Intangible assets-customer relationship (2)	6,990	4 years
Intangible assets-franchise agreement (3)	48,770	8 years
Intangible assets-brand (4)	684,300	Indefinite
Unfavorable lease liability (1)	(392,608)	remaining lease terms
Goodwill (5)	1,806,846
Net deferred tax liability, non-current	(243,713)

Total purchase price	2,869,045

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash and cash equivalents	299,195
Trade and other receivables (6)	92,925
Consumables	12,708

Total current assets	404,828

Investment in a jointly-controlled company	9,154
Property and equipment, net	873,986
Intangible assets, net	6,570
Deposits for long-term leases	7,645
Prepaid operating lease payments	9,175
Deferred tax assets, non-current	40,345

Total assets	1,351,703

Trade and other payables	(233,888)
Finance lease liabilities	(6,017)
Income tax payable	(32,310)
Deferred revenues	(35,878)
Provisions	(12,690)

Total current liabilities	(320,783)

Deferred revenues, non-current	(87,791)
Finance lease liabilities	(7,508)
Other non-current liabilities	(376,354)

Total liabilities	(792,436)

Fair value of net tangible assets acquired (a)	559,267

Fair value of intangible assets and related net deferred tax liabilities acquired (b)	502,932

Cumulative considerations (c)	2,869,045

Goodwill (c - b - a)	1,806,846

(1)	Fair value of the leases was determined based on the incremental cash flow method. The amortization period of the favorable leases is based on the remaining lease term.

(2)	Fair value of the customer relationship was determined based on multi-period excess-earnings method. The amortization period of 4 years was based on the estimated life of the corporate customers.

(3)	Fair value of the franchise agreement was determined based on multi-period excess-earnings method. The amortization period of 8 years was based on the estimated remaining franchise agreement term.

(4)	Brand represents the registered trademark, Motel 168, which was registered in PRC China with remaining legal life of 7 years and can be renewed continually with minimal costs every 10 years. The brand is an intangible asset that relates to the name recognition of a company and its services. Motel 168 is a well recognized brand in the economy hotel industry in PRC China. The useful life of the brand is indefinite. Fair value of the brand was determined based on the relief from royalty method.

(5)	Goodwill represents the expected synergies from combining operations of the Company and Motel 168, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.

(6)	(i) The gross amount due under the receivables acquired is RMB 39,307, of which RMB 4,673 is expected to be uncollectable. (ii) Included in the other receivables, an aggregated amount of RMB 23,222 represented the advisory service fees incurred by its former shareholders, but paid by Motel 168 on behalf, in connection with the sales of Motel 168’s shares during the nine-month period ended September 30, 2011. After the completion of acquisition, Home Inns agreed with the former shareholders of Motel 168 to offset the acquisition consideration payable with the receivable balance due from the former shareholders of Motel 168 by RMB 23,222.

No significant contingencies were identified which should be valued.

Motel 168 contributed net revenues of RMB 346,365 and incurred net loss of RMB 17,516 from October 1, 2011 through December 31, 2011.

b. Unaudited Pro forma Financial Information

The following unaudited combined pro forma information presents information of the Group as if the acquisition above occurred on January 1, 2010.

(in RMB)	2010	2011
	(unaudited)	(unaudited)

Net revenues	4,599,322	4,753,563

Income from operations	635,700	290,302

Net income	306,948	255,998

Basic	3.45	2.84
Diluted	3.29	0.23

The unaudited pro forma financial information includes RMB 4,203 and RMB 4,203 in 2010 and 2011, respectively for the net amortization of identifiable intangible assets and unfavorable leases. The unaudited pro forma statements of operations for the year ended December 31, 2011 excluded the transaction costs of RMB 63,824 and the unaudited pro forma statements of operations for the year ended December 31, 2010 included the transaction costs of RMB 63,824. These costs were directly related to this transaction and were non-recurring. The pro forma diluted gain per share of 2011 was RMB 0.23, primarily due to fair value impact of convertible notes (Note 16). The information presented above is for illustrative purposes only and does not purport to be indicative of results that would have been achieved if the acquisition had occurred as of January 1, 2010.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT

7. PROPERTY AND EQUIPMENT

The components of property and equipment are as follows:

	2010	2011
Buildings	9,815	9,310
Leasehold improvements	2,258,501	3,685,489
Machinery and equipment	182,792	285,921
Furniture, fixtures and office equipment	544,852	627,588
Construction in progress	56,805	159,985

	3,052,765	4,768,293

Less: Accumulated depreciation	(948,372)	(1,315,447)

Property and equipment, net	2,104,393	3,452,846

Depreciation expenses incurred for the years ended December 31, 2009, 2010 and 2011 were RMB 281,890, RMB 314,923 and RMB 404,901, respectively. The cost of property and equipment is stated net off impairment losses of RMB 5,477 and RMB 7,182 as of December 31, 2010 and 2011.

Included in leasehold improvements was accumulated capitalized interest of RMB 3,916 as of December 31, 2010 and 2011.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL

8. GOODWILL

Components of goodwill as of December 31, 2010 and 2011 are as follows:

	2010	2011
Acquisition of Home Inns Beijing	137,072	137,072
Acquisition of Top Star hotel chain	191,368	191,368
Acquisition of Motel 168	—	1,806,846
Other acquisitions	62,442	62,442

Total goodwill	390,882	2,197,728

INTANGIBLE ASSETS AND UNFAVORABLE LEASE	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS AND UNFAVORABLE LEASE

9. INTANGIBLE ASSETS AND UNFAVORABLE LEASE

Intangible assets and unfavorable lease as of December 31 are as follows:

	2010	2011
Intangible assets, original cost—
Favorable lease agreements	42,489	441,682
Franchise agreements	804	49,574
Customer relationship	83	7,073
Brand	—	684,300
Purchased software	20,960	30,246

	64,336	1,212,875

Less: Accumulated amortization —
Favorable lease agreements	(11,452)	(21,462)
Franchise agreements	(804)	(2,328)
Customer relationship	(19)	(461)
Purchased software	(9,668)	(14,172)

	(21,943)	(38,423)

Intangible assets, net	42,393	1,174,452

Unfavorable lease liability —

	2010	2011
Unfavorable lease agreements, original cost	17,773	410,381
Less: Accumulated amortization	(4,562)	(13,607)

Unfavorable lease liability, net	13,211	396,774

Franchise agreements, and favorable and unfavorable leases agreements were acquired primarily from the acquisition of Top Star hotel chain, the purchase of minority interests in Home Inns Beijing and the acquisition of Motel 168. The value of the favorable lease agreements was determined based on the estimated present value of the amount the Company has avoided paying as a result of entering into the lease agreements. Unfavorable lease agreements were determined based on the estimated present value of the acquired leases that exceed market prices and is recognized as a liability. Franchise agreements were determined at the estimated present value of net cash flows expected to be received over the remaining terms of the franchise agreements. The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term and the amortization is recorded as operating costs at net. The value of franchise agreements is amortized using the straight-line method over the remaining terms of the franchise agreements.

Amortization expense of intangible assets for the years ended December 31, 2009, 2010 and 2011 amounted to RMB 6,116, RMB 6,439 and RMB 16,828, respectively. Amortization expense of unfavorable lease agreements, net of favorable lease agreement amortization, for the years ended December 31, 2009, 2010 and 2011 amounted to RMB 1,431, RMB 1,374 and RMB 9,045 respectively.

The annual estimated amortization expense for intangible assets and unfavorable lease liability for the following years is as follows:

	Amortization for Intangible Assets	Amortization for Unfavourable Lease	Net Amortization
2012	43,653	(31,990)	11,663
2013	42,124	(31,988)	10,136
2014	41,170	(31,986)	9,184
2015	38,439	(31,985)	6,454
2016	35,687	(31,946)	3,741

	201,073	(159,895)	41,178

OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2011
OTHER PAYABLES AND ACCRUALS

10. OTHER PAYABLES AND ACCRUALS

	2010	2011
Accrued expenses for utilities, rental expenses and others	43,657	81,367
Accruals for professional service fees	9,178	22,702
Accrued agency fees	3,819	5,481
Accruals for customer reward program	17,406	5,211
Others	22,780	39,737

Other unpaid and accruals-subtotal	96,840	154,498

Payables on construction cost of leasehold improvement	338,753	524,792
Payables on the unpaid consideration related to the acquisition of Motel 168	—	143,728
Payables due to the then shareholders of Motel 168 incurred before acquisition	—	75,611
Deposit from franchised-and-managed hotels, current	25,180	34,135
Payables on repair and maintenance cost	12,537	30,051
Payables to employees for exercised options	30,596	11,713
Others	12,052	27,060

Other payables-subtotal	419,118	847,090

Total	515,958	1,001,588

CONVERTIBLE BONDS	12 Months Ended
Dec. 31, 2011
CONVERTIBLE BONDS

11. CONVERTIBLE BONDS

In December 2007, the Company issued RMB 1,110,000 of USD settled zero coupon convertible bonds (the “Bonds”). The Bonds will mature on December 10, 2012.

Each Bond is, at the option of the holder, convertible (unless previously redeemed, converted or purchased and cancelled) on or after March 9, 2008 into fully paid ordinary shares with a par value of US$ 0.005 each of the Company at the USD equivalent of its RMB principal amount. The number of shares issuable upon conversion will be a fixed amount, subject only to adjustments for dilutive events.

Unless previously redeemed, converted or purchased and cancelled, the Bonds will be redeemed on December 10, 2012 at an amount equal to the USD equivalent of their RMB principal amount multiplied by 102.53%. At any time after December 10, 2010 and prior to December 10, 2012, the Company may redeem all but not a portion of the Bonds at a redemption price equal to the USD equivalent of their redemption amount (represents for the bondholder a gross yield to maturity of 0.5% per annum calculated on a semi-annual basis) on the redemption date if the closing price of the ADSs for each of 20 out of 30 consecutive trading days prior to the date upon which notice of such redemption is given, was at least 125% of the conversion price then in effect translated into RMB at the fixed exchange rate of US$ 1.00 to RMB 7.40. The Company may redeem all and not some only of the Bonds at a redemption price equal to the USD equivalent of their early redemption amount on the redemption amount if at any time at least 90% in principal amount of the Bonds has already been converted, redeemed or purchased and cancelled.

The Bonds may also be redeemed at the option of the holders at a redemption price equal to the USD equivalent of their early redemption amount upon the ADSs ceasing to be listed on the Nasdaq Global Market or the occurrence of a change of control. All and not some only of the Bonds may be redeemed at any time at a redemption price equal to the USD of their early redemption amount in the event of certain changes relating to Cayman Island or PRC taxation, subject to the non-redemption of each bondholder after the exercise by the Company of its tax redemption option.

The Company could, at the option of the holder of any Bond, redeem, in whole or in part, that holder’s Bonds on December 10, 2010 (the “Put Option Date”), at an amount equal to the USD Equivalent of its RMB principal amount, multiplied by 101.51%. To exercise such right, the holder of the relevant Bond must complete, sign and deposit at the specified office of any Paying Agent a duly completed and signed notice (the “Put Option Notice”) together with the Certificate evidencing the Bonds to be redeemed not earlier than 60 days and not later than 20 days prior to the Put Option Date. A Put Option Notice, once delivered, shall be irrevocable (and may not be withdrawn unless the Company consents to such withdrawal) and the Company shall redeem the Bonds the subject of a Put Option Notice delivered as aforesaid on the Put Option Date.

The Bonds contain embedded redemption and conversion features are not required to be bifurcated.

As of December 31, 2009, the fair value of the Bonds was approximately RMB 355,752 or approximately 98.88% of face value, based on quotes obtained from over-the-counter trading activities. As a result of the depressed market conditions, the Company repurchased approximately RMB 531,200 or 48% of the Bonds at approximately 86.97% of face value in 2009, which resulted in a gain of RMB 69,327 in 2009.

As of December 31, 2010, the fair value of the Bonds was approximately RMB 161,906 or approximately 103.13% of face value, based on quotes obtained from over-the-counter trading activities. As a result of the depressed market conditions, the Company repurchased approximately RMB 202,800 or 18% of the Bonds at approximately 99.94% of face value in early 2010, which resulted in a gain of RMB 2,480 in 2010.

As of December 31, 2011, the fair value of the Bonds was approximately RMB 106,922 or approximately 96.50% of face value, based on quotes obtained from over-the-counter trading activities. As a result of the depressed market conditions, the Company repurchased approximately RMB 46,200 or 4% of the Bonds at approximately 98.5% of face value in early 2011, which resulted in a gain of RMB 1,521 in 2011.

The issuance costs related to the convertible bond offering was amortized within two years from December 2007. Amortization expense for the years ended December 31, 2009, 2010 and 2011 amounted to RMB 7,878, nil and nil, respectively, and was included within interest expenses.

FINANCIAL LIABILITY	12 Months Ended
Dec. 31, 2011
FINANCIAL LIABILITY

12. FINANCIAL LIABILITY

The financial liabilities consist of convertible notes and interest rate swap transaction.

(a) Convertible notes measured at fair value

The Company issued USD 184 million of convertible notes (including USD 24 million covering 30-day over-allotment option) on December 21, 2010 (the “Notes”). The Notes will mature on December 15, 2015. The interest rate is 2% per annum payable semi-annually, in arrears. No accrued interest to be paid on the Notes when they are converted.

Holders have the option to convert their Notes from the earlier of (i) when the registration statement becomes effective and (ii) the first anniversary of the date on which the Notes are first issued, through to and including the business day prior to the maturity date into ADSs representing the ordinary shares initially at a conversion rate of 20.2560 ADSs per US$1,000 principal amount of Notes (equivalent to an initial conversion price of approximately US$49.37 per ADS).

The conversion rate is subject to change on anti-dilution and upon certain fundamental changes. Fundamental changes are defined as 1) any “person” or “group” beneficially owns (directly or indirectly) 50% or more of the total voting power of all outstanding classes of Company’s shares or has the power to elect a majority of the members of the board of directors; 2) Company consolidates with, or merge with or into, another person or the Company sells, assigns, conveys, transfers, leases or otherwise disposes of all or substantially all of its assets, or any person consolidates with, or merges with or into, the Company; 3) Termination of trading of Company’s ADSs; and 4) adoption of a plan relating to our liquidation or dissolution.

The holder has the option to require the Company to repurchase the Notes, in whole or in part, in the event of a fundamental change for an amount equal to the 100% of the principal amount and any accrued and unpaid interest in the event of fundamental changes. Management assessed that the likelihood of fundamental change is remote.

While the Notes remain outstanding, the Company or its subsidiaries will not create or permit to subsist any security upon its property, assets or revenues (present or future) to secure any international investment securities or to secure any guarantee of or indemnity of any international investment securities unless the obligations under the notes and the indenture (a) are secured equally and ratably therewith, or (b) have the benefit of such other security, guarantee, indemnity or other arrangement as shall be approved by holders of a majority in aggregate principal amount of the Notes then outstanding.

The registration rights granted under the convertible notes agreement are: (i) demand registration rights, (ii) piggyback registration rights, and (iii) Form S-3 registration rights. The Company is required to use its best effort to cause a shelf registration statement to become effective within 210 days after the original issuance of the Notes with respect to register re-sales of the Notes and the issuance of ordinary shares (represented by ADSs) issuable upon conversion of the Notes. The Company will be required to pay additional interest of up to 0.50% per annum for the first year, subject to some limitations, to the holders of the notes if it fails to comply with the obligations to register the Notes and ordinary shares represented by ADSs issuable upon conversion of the Notes or the registration statement does not become effective within the specified time periods. As of December 31, 2011, management assessed that the likelihood of the Company having to make any additional interest payments under the arrangement is remote.

The Company has RMB as its functional currency, and the Notes are denominated in USD. As a result, the conversion feature is dual indexed to the Company’s stock as well as the RMB and USD exchange rate, and is considered an embedded derivative which needs to be bifurcated from the host instrument in accordance with ASC 815.

ASC 815-15-25 provides that if an entity has a hybrid financial instrument that would require bifurcation of embedded derivatives under ASC 815, the entity may irrevocably elect to initially and subsequently measure a hybrid financial instrument in its entirety at fair value with changes in fair value recognized in earnings. The fair value election can be made instrument by instrument and shall be supported by concurrent documentation or a preexisting documented policy for automatic election.

The Company elected to measure the Notes in their entirety at fair value with changes in fair value recognized as non-operating income or loss at each balance sheet date in accordance with ASC 815-15-25. Further, as the functional currency of the Company is RMB, the fair value of the Notes is translated into RMB at each balance sheet date with the difference being reported as exchange gain or loss. In addition, all issuance costs associated with the Notes offering have been expensed as incurred in the year ended December 31, 2010.

Fair value of the Notes is determined using the binomial model, one of the option pricing methods. The valuation involves complex and subjective judgment and the Company’s best estimates of the probability of occurrence of future events, such as fundamental changes, on the valuation date. Under the binomial valuation model, the Group uses a weighted risk-free and risk interest rate (the combination of the risk free rate plus the credit spread for the underlying Notes) weighted by the probability of conversion as internally solved out by binomial model in discounting its cash flows. The main inputs to this model include the underlying share price, the expected share volatility, the expected dividend yield, the risk free and risk interest rate.

The estimated fair value of financial liability amounted to approximately RMB 1,227,577 (US$185,997) and RMB 971,693 (US$ 154,386) as of December 31, 2010 and 2011, respectively. In the year ended December 31, 2010, the Company recorded foreign exchange gain of RMB 6,848, loss from fair value change of the Notes of RMB 9,040, and one-time charge of issuance costs of RMB 42,559, respectively. In the year ended December 31, 2011, the Company recorded foreign exchange gain of RMB 57,337, and a gain from fair value change of RMB 198,547, respectively.

(b) Interest rate swap transaction

In connection with the acquisition of Motel 168, the Company entered into a US$ 240 million denominated, 4-year term loan facility. This term loan carries floating interest at a rate per annum equal to one-month London Interbank Offered Rate (“LIBOR”) plus 3.9%. The Company entered into an interest rate swap contract on November 28, 2011. The notional principal amount of the outstanding interest rate swap contract at December 31, 2011 was US$180 million, and the fixed interest rate was 1.13%. The floating rate was with reference to three-month US dollar LIBOR.

The Company has accounted for this derivative financial instrument at fair value with the changes in fair value recorded in the consolidated statement of operations. The Company performs valuation of the derivative at each balance sheet date and records the change in fair value as non-operating income or loss.

Fair value of the financial liabilities is determined using the discounted cash flow method. Under this method, the value of the interest rate swap equals to the present value of the net position of its future cash flows as of each settlement date. The net position of the future cash flows as of each settlement date is determined by comparing the projected fixed cash outflows with the projected variable cash inflows. The projected fixed cash outflows are calculated based on the fixed interest rate established upon consummation of the initial swap contract. The projected variable cash inflows are calculated based on the estimated swap yield curve as of the measurement date, in respect that the interest rates swap is a fix-for-floating swap from the Company’s perspective. The net position of the future cash flows is then discounted by using the estimated swap yield curve rates.

In the year ended December 31, 2011, total loss as a result of fair value measurement is approximately RMB 7,315, which was recorded as non-operating expenses.

DEBT	12 Months Ended
Dec. 31, 2011
DEBT

13 . DEBT

The Group’s borrowings consist of the following:

2011

Long-term debt, current portion	346,550
Long-term debt	1,165,666

Total	1,512,216

On September 26, 2011, the Group entered into a senior secured credit facility under which the Group can borrow up to USD 240,000. The proceeds of the borrowing should only be used for the acquisition of Motel 168. As of December 31, 2011, the Company had drawn down the full amount of the credit facility.

The interest rate of this borrowing is LIBOR plus 3.90% and total upfront fee is RMB 91,617. The weighted average interest rate for the borrowings was 4.22% for the years ended December 31, 2011. The upfront fee is amortized and recorded as interest expenses during the loan period, which is four years.

The principal amounts of the loan will be repaid in consecutive installments (each, an “Installment”) on each of the dates (each, an “Amortization Date”) and in the aggregate amounts set forth in the table below:

Date	Installment
July 31, 2012	US$	55,000,000
July 31, 2013	US$	60,000,000
July 31, 2014	US$	65,000,000
September 15, 2015	US$	60,000,000

Total	US$	240,000,000

SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL

14. SHARE CAPITAL

As of December 31, 2009 and 2010, the authorized share capital of the Company was US$ 1,000,000, divided into 200,000,000 ordinary shares.

In July 2006, the Company issued 2,834,037 ordinary shares in a private placement to certain individuals including certain executives and directors of the Company, for RMB 62,918 or US$ 2.77 per share, pursuant to a financing arrangement agreed amongst the shareholders and the Company’s board of directors. The issuance price per ordinary share of US$ 2.77 was lower than the fair value of the Company’s ordinary shares as of the date of the agreement and the difference of RMB 9,564 was recognized as share-based compensation expenses.

On October 31, 2006, upon the completion of the initial public offering, the Company issued 5,874,237 ADSs or 11,748,474 shares, which were priced at US$ 13.8 per ADS. Each ADS represents two ordinary shares. Total proceeds, net of issuance costs paid and payable from the offering, amounted to RMB 581,252. Upon completion of the Company’s initial public offering, all convertible preferred shares were automatically converted into 22,924,886 ordinary shares. The Company’s authorized shares became 200,000,000 shares of US$ 0.005 par value per ordinary share.

In May 2007, the Company completed a secondary offering, during which it issued 1,478,155 ADSs or 2,956,310 shares, which were priced at US$ 34.27 per ADS, or US$ 17.135 per share. Total proceeds, net of issuance costs paid and payable from the offering, amounted to RMB 370,379.

On October 22, 2007, the Company issued US$ 28,252 in equity, or 655,831 ordinary shares, to selling shareholders of Top Star hotel chain. The purchase price per ordinary share was set at US$ 21.539 or US$ 43.078 per ADS. Total proceeds, net of issuance costs from the issuance, amounted to RMB 106,022 .

On May 21, 2009, the Company issued US$50,000 in equity, or 7,514,503 ordinary shares, to Ctrip.com International, Ltd. through a private placement. The purchase price per ordinary share is set at US$6.6538 or US$13.3076 per ADS. Total proceeds, net of issuance costs from the issuance, amounted to RMB 341,078.

On September 30, 2011, the Company issued US$105,008 in equity, or 8,149,616 ordinary shares, to selling shareholders of Motel 168. The purchase price per ordinary share was set at US$12.885 or US$25.77 per ADS. The total value amounted to RMB 667,314 (Note 6).

SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE BASED COMPENSATION

15. SHARE BASED COMPENSATION

On February 28, 2003, the Company adopted a share option plan (“2003 Option Plan”) under which the directors of the Company may, at their discretion, grant options to acquire ordinary shares to any senior executives (including directors) and employees of the Company and/or its subsidiaries. Share options vest annually over a period of 4 years and once vested can be exercised within 5 years from the date of grant. The 2003 Option Plan provides for the issuance of options of the Company’s ordinary shares in the amount of up to 5% of total ordinary and preferred shares outstanding. On May 30, 2005, the Company adopted a board resolution to increase shares reserved under the share option plan to 6% of total ordinary and preferred shares outstanding. On March 30, 2006, the Company adopted a shareholder resolution to increase shares reserved for the share options plan to 9% of total ordinary and preferred shares outstanding. This represented 4,784,226 options based on the then outstanding ordinary shares, which have been fully issued.

In July 2006, the Company also issued 1,020,000 shares of restricted stocks to certain current senior managers to replace the option awards previously granted under the 2003 Option Plan. The restricted stocks were exercisable immediately upon issuance. However, the vesting and other requirements imposed on these restricted stocks were identical to the terms under the original option awards, and therefore, the modification did not result in any incremental compensation cost. At December 31, 2010, there was no deferred compensation costs related to restricted stocks. Share-based compensation expenses associated with restricted stocks were RMB 771, RMB 130 and nil during the years ended December 31, 2009, 2010 and 2011, respectively. The weighted average remaining contractual life was zero for restricted stock grants outstanding at December 31, 2010.

On October 2, 2006, the Company adopted a share incentive plan (“2006 Share Incentive Plan”) under which the directors of the Company may, at their discretion, grant awards to employees, directors and consultants of the Company or any of our related entities, which include our subsidiaries or any entities in which the Company holds a substantial ownership interest. Such awards include 1) share options; 2) restricted shares, which represent non-transferable ordinary shares, that may be subject to forfeiture; 3) restricted share units, which represent the right to receive the Company’s ordinary shares at a specified date in the future, which may be subject to forfeiture; 4) share appreciation rights, which provide for payment to the grantee based upon increases in the price of our ordinary shares over a set base price; and 5) dividend equivalent right, which represent the value of the dividends per share that the Company pay. The term of an award shall not exceed 10 years from the date of the grant, except that 10 years is the maximum term of share option granted. The term of each award will be stated in the award agreement. As of December 31, 2011, the number of ordinary shares that may be issued under the 2006 Share Incentive Plan is up to 15,062,194 options. The 2006 Share Incentive Plan will expire in 2016. The characteristics of the awards granted during 2006 under this plan are similar to the awards granted under the 2003 Option Plan.

In March 2008, the Company granted 1,093,200 share options to its employees and directors under the 2006 Share Incentive Plan, which had a grant date fair value of US$ 3.1826 per option.

The Company entered into an option cancellation and replacement (“modification”) agreement for all unvested options under the 2006 Share Incentive Plan as of October 27, 2008 and adjusted the exercise price to the then current market price of US$ 3.63. The Company modified 2,443,000 share options with an incremental value of US$ 1.2415, US$ 1.2601, US$ 1.2588 and US$ 0.9830 per option for 26/12/2006 program, 20/04/2007 program, 21/12/2007 program and 27/03/2008 program, respectively. The modification had an immaterial impact on 2008 stock compensation expense and will increase stock compensation expenses by US$ 4,628 thousand from 2009 to 2012.

On October 27, 2008, the Company granted 280,000 share options to its employees under the 2006 Share Incentive Plan, which had a fair value of US$ 1.3942 per option.

On July 14, 2009 and October 30, 2009, the Company granted 1,416,000 and 220,000 share options to its employees under the 2006 Share Incentive Plan, which had a fair value of US$ 3.2313 and US$ 6.4533 per option, respectively.

On March 19, 2010, June 21, 2010 and November 10, 2010, the Company granted 1,760,500, 120,000 and 109,000 share options to its employees under the 2006 Share Incentive Plan, which had a fair value of US$ 8.1764, US$ 12.176 and US$ 11.594 per option, respectively.

On February 24, 2011 and November 9, 2011, the Company granted 1,919,000 and 317,000 share options to its employees under the 2006 Share Incentive Plan, which had a fair value of US$ 8.0297 and US$ 7.4567 per option, respectively.

The following summarizes the Company’s share option activity under the 2003 Option Plan and 2006 Share Incentive Plan as of and for the years ended December 31, 2009, 2010 and 2011:

	Options	Weighted Average Exercise Price (US$)		Weighted- average remaining contractual life (years)	Aggregate Intrinsic Value (US$ millions)

Outstanding as of January 1, 2009	5,103,670	US$	4.4353	3.6	US$	(0.74)
Granted	1,636,000	US$	8.1315
Exercised	(1,387,388)	US$	3.1468
Forfeited	(132,650)	US$	4.4636
Cancelled	(23,500)	US$	17.3629

Outstanding as of December 31, 2009	5,196,132	US$	5.8839	3.5	US$	61.27
Vested and exercisable as of December 31, 2009	1,273,212	US$	7.0255	2.4	US$	13.56

Outstanding as of December 31, 2009	5,196,132	US$	5.8839	3.5	US$	61.27
Granted	1,989,500	US$	16.8005
Exercised	(1,337,574)	US$	6.8249
Forfeited	(79,630)	US$	10.2435
Cancelled	(1,500)	US$	8.2183

Outstanding as of December 31, 2010	5,766,928	US$	9.3709	3.3	US$	64.06
Vested and exercisable as of December 31, 2010	1,329,628	US$	5.1184	2.1	US$	20.43

Outstanding as of December 31, 2010	5,766,928	US$	9.3709	3.3	US$	64.06
Granted	2,236,000	US$	16.2501
Exercised	(794,182)	US$	5.4085
Forfeited	(122,076)	US$	13.0759
Cancelled	(6,000)	US$	7.6418

Outstanding as of December 31, 2011	7,080,670	US$	11.9253	3.09	US$	6.90
Vested and exercisable as of December 31, 2011	2,044,384	US$	7.8647	2.28	US$	10.29

The aggregate intrinsic value represents the total intrinsic value based on the Company’s closing stock price of US$ 17.68, US$ 20.48 and US$ 12.90 per share as of December 31, 2009, 2010 and 2011, respectively.

The following is information relating to options outstanding as of December 31, 2011:

			Outstanding		Exercisable
Exercise price	Weighted- average grant date fair value of ordinary shares		Number of shares	Weighted- average remaining contractual life (years)	Number of shares	Weighted- average remaining contractual
US$17.390	US$	17.390	47,640	0.30	47,640	0.30
US$3.6300	US$	3.6300	1,718,642	1.82	1,082,982	1.82
US$7.3300	US$	7.3300	1,075,800	2.53	401,800	2.53
US$13.290	US$	13.290	160,850	2.83	74,850	2.83
US$16.165	US$	16.165	1,649,738	3.21	380,362	3.21
US$20.515	US$	22.975	120,000	3.86	30,000	3.86
US$22.975	US$	22.975	107,000	3.86	26,750	3.86
US$16.355	US$	16.355	1,884,000	4.15	—	—
US$15.615	US$	15.615	317,000	4.86	—	—

			7,080,670		2,044,384

In connection with the share options granted during the years ended December 31, 2009, 2010 and 2011, the Company recognized share-based compensation expense of RMB 31,238, RMB 53,142 and RMB76,535, respectively. As of December 31, 2011, there was RMB 180,285 of unrecognized share-based compensation cost related to unvested share options which is expected to be recognized over a weighted average period of 2.44 years.

The Company calculated the estimated fair value of share options on the date of grant using the Black-Scholes pricing model with the following assumptions:

	2009	2010	2011
Risk-free interest rate (1)	1.76% to 1.81%	0.795% to 1.905%	0.5128% to 1.4348%
Expected life (years) (2)	3 to 4.5	3 to 4.5	3.41 to 3.56
Expected dividend yield (3)	—	—	—
Expected Volatility (4)	57.29% to 64.24%	67.32% to 68.92%	67.01% to 69.38%

(1)	The risk-free interest rates are based on the US Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(2)	The expected life of share options is based on historical exercise patterns, for options granted since 2009 which the Company has historical data of and believes are representative of future behavior.

(3)	The Company has no history or expectation of paying dividends on its ordinary shares.

(4)	For the years ended December 31, 2009 and 2011, the Company estimated the volatility of its ordinary shares at the date of grant based on the historical volatility and implied volatility of comparable companies and itself for a period equal to time from the grant date to the assumed exercised date of the respective options in accordance with the vesting schedule. Since 2011, expected volatility is estimated based on the Company’s historical volatility for a period equivalent to the expected term preceding the grant date.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE

16. EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated as follows:

	2009	2010	2011
Numerator:
Net income available to ordinary shareholders	256,003	359,499	351,531

Dilutive effect of issuance and buy-back of convertible bonds	(66,338)	(1,418)	(845)
Dilutive effect of issuance of convertible notes	—	—	(232,278)
Net income for diluted earnings	189,665	358,081	118,408

Denominator:
Denominator for basic earnings per share—weighted average ordinary shares outstanding	75,922,589	80,846,617	84,221,665
Dilutive effect of share options	1,952,622	2,847,416	1,951,850
Dilutive effect of convertible bonds	3,019,901	1,053,069	671,670
Dilutive effect of convertible notes	—	—	7,454,208

Denominator for diluted earnings per share	80,895,112	84,747,102	94,299,393

Basic earnings per share	3.37	4.45	4.17

Diluted earnings per share	2.34	4.23	1.26

For the years ended December 31, 2009, ordinary share equivalents outstanding of 680,432 shares of stock options were excluded in the computation of diluted earnings per share, as their effect would have been anti-dilutive in such periods.

For the year ended December 31, 2010, outstanding stock options of 290, 914 shares and 224,647 ordinary shares issuable upon the conversion of convertible notes were excluded in the computation of diluted earnings per share due to their anti-dilutive effect.

For the year ended December 31, 2011, outstanding stock options of 1,254,933 shares were excluded in the computation of diluted earnings per share due to their anti-dilutive effect.

For the year ended December 31, 2011, dilutive effect of issuance of convertible notes included gain on change in fair value of 198,547, foreign exchange gain on convertible notes of 57,337 and related interest expenses of 23,606.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

Name of related parties	Relationships with the Company
BTG	Parent company of Poly Victory Investments Limited
Ctrip.com International, Ltd.	Principal shareholder of the Company, common directors
Jian Guo Inns Beijing Ltd. (“Jian Guo Inns”)	Subsidiary of BTG
Shanghai Xin Zhi Trading Co., Ltd.	Noncontrolling interests of subsidiary
Xiamen Shuiwu Co., Ltd.	Noncontrolling interests of subsidiary
Fujian Yun Tong Co., Ltd.	Noncontrolling interests of subsidiary
Shanghai Dinuo Co., Ltd.	Noncontrolling interests of subsidiary
Sun Yan	Noncontrolling interests of subsidiary

Related party transactions during the years ended December 31 is as follows:

	2009	2010	2011
Agency fees paid to Ctrip.com International, Ltd.	20,942	18,191	17,661
Rental fees paid to Jian Guo Inns	2,800	2,800	2,800

As of December 31, significant balances with related parties are as follows:

Due from related parties:

	2010	2011
Shanghai Xin Zhi Trading Co., Ltd.	3,114	2,408
Shanghai Dinuo Co., Ltd.	825	1,425
Fujian Yun Tong Co., Ltd.	1,170	1,596
Sun Yan	550	950

	5,659	6,379

The amount due from all the related parities represented the advance payment for dividends.

Due to related parties:

	2010	2011
Dongguan Kanglv Co., Ltd.	1,496	—
Ctrip.com International, Ltd.	1,421	2,557
Xiamen Shuiwu Co., Ltd.	1,265	240

	4,182	2,797

The amounts due from and due to related parties as of December 31, 2010 and 2011 mainly arose from the above transactions and payments made by the Company and related parties on behalf of each other. These amounts are not collateralized, free of interest and receivable or payable on demand.

OBLIGATIONS UNDER FINANCE LEASES	12 Months Ended
Dec. 31, 2011
OBLIGATIONS UNDER FINANCE LEASES

18. OBLIGATIONS UNDER FINANCE LEASES

The Company has entered into finance leases for certain electronic equipment with 3-year payment terms. The following is an analysis of the leased property under finance lease:

December 31, 2011
Electronic equipment	19,696
Less: Accumulated depreciation	(3,173)

Total	16,523

The following is a schedule of future minimum lease payments under finance leases together with the present value of the net minimum lease payments as of December 31, 2011:

December 31, 2011
2012	7,233
2013	7,233
2014	1,407
Total minimum lease payments	15,873
Less: Amount representing interest	(1,117)

Present value of net minimum lease payments	14,756

Analysis as:	7,006
Current	7,750

Non Current	14,756

The above finance lease obligations are included in finance lease liabilities in the balance sheet.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

(a) Capital commitments

As of December 31, 2011, the Group’s commitments related to leasehold improvements, and installation of machinery and equipment for the hotel operations amounted to RMB 158,172.

(b) Commitments under operating leases

The Group has entered into lease agreements relating to leased-and-operated hotels that are classified as operating leases.

Future minimum lease payments for non-cancelable operating leases at December 31 are as follows:

	Related party	Non-related party	Total
2012	2,800	1,366,905	1,369,705
2013	2,800	1,392,707	1,395,507
2014	2,800	1,407,604	1,410,404
2015	2,800	1,416,020	1,418,820
2016	2,800	1,408,301	1,411,101
Thereafter	767	9,896,601	9,897,368

Total	14,767	16,888,138	16,902,905

Rental expenses amounted to RMB 585,969, RMB 644,248 and RMB 937,145 during the years ended December 31, 2009, 2010 and 2011, respectively.

(c) Commitments under financial leases

As of December 31, 2011, the Group’s commitments under financial leases amounted to RMB 60,715.

(d) Contingencies

As of December 31, 2011 the Group had no significant outstanding contingencies that are likely to have a material impact on our financial condition, results of operations, liquidity or cash flows.

ADDITIONAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I

20. ADDITIONAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I

The separate financial statements of the Company as presented below have been prepared in accordance Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company’s investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate balance sheets of the Company as ‘Investments in subsidiaries.” The Company was incorporated in May 2006 and immediately became the parent company of Home Inns & Hotels Management (Hong Kong) Limited and its operating subsidiaries. The financial statements have been prepared as if the Company had been in existence since January 1, 2006. Subsidiaries income or loss is included as the Company’s “Share of income from subsidiaries” on the statement of operations. The subsidiaries did not pay any dividend to the Company for the periods presented.

The Company did not have any significant commitments or guarantees as of December 31, 2010 and 2011.

	2009	2010	2011	2011
				US$ thousands
Statements of operations
Net revenues	—	—	—	—
Operating expenses	(3,262)	(3,590)	(61,783)	(9,816)

Loss from operations	(3,262)	(3,590)	(61,783)	(9,816)
Share of income from subsidiaries	200,664	416,760	239,217	38,008
Interest income	268	90	8,095	1,286
Interest expense	(10,866)	(1,730)	(45,945)	(7,300)
Issuance costs for convertible notes	—	(42,559)	—	—
(Loss)/gain on change in fair value of convertible notes	—	(9,040)	198,547	31,546
Foreign exchange (loss)/gain	(128)	(2,912)	19,194	3,050
Gain on buy-back of convertible bonds	69,327	2,480	1,521	242
Non-operating expenses	—	—	(7,315)	(1,162)

Income before income tax expense	256,003	359,499	351,531	55,854

Income tax expense	—	—	—	—
Net income	256,003	359,499	351,531	55,854

	2010	2011	2011
			US$ thousands (Note 2(d))
Balance sheets:

Assets
Current assets:
Cash and cash equivalents	1,366,249	181,581	28,850
Restricted cash	—	202,323	32,146
Receivables from related parties	—	241	38
Prepayments and other current assets	1,896	1,036	165

Total current assets	1,368,145	385,181	61,199

Investments in subsidiaries (a)	2,918,037	6,154,925	977,919
Other assets	—	85,891	13,647

Total assets	4,286,182	6,625,997	1,052,765

Liabilities
Current liabilities
Payables to related parties	139,408	—	—
Short-term loans	—	346,550	55,061
Convertible bonds	—	113,051	17,961
Other payables and accruals	16,496	156,418	24,853

Total current liabilities	155,904	616,019	97,875

Non-current liabilities
Convertible bonds	159,402	—	—
Long-term loans	—	1,165,666	185,206
Financial liability	1,227,577	979,008	155,549

Total liabilities	1,542,883	2,760,693	438,630

Shareholders’ equity
Ordinary shares (US$ 0.005 par value; 200,000,000 shares authorized, 81,716,084 and 90,659,882 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	3,257	3,542	563
Additional paid-in capital	1,913,734	2,683,923	426,432
Retained earnings	826,308	1,177,839	187,140

Total shareholders’ equity	2,743,299	3,865,304	614,135

Total liabilities and shareholders’ equity	4,286,182	6,625,997	1,052,765

(a)	Investments in subsidiaries include the amounts contributed to Home Inns HK by the Company for Home Inns HK’s investments in PRC subsidiaries.

	2009	2010	2011	2011
				US$ thousands
Statements of Cash flows:

Cash flows from operating activities:
Net income	256,003	359,499	351,531	55,854
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of upfront fee of term loan	—	—	5,726	910
Share of income from subsidiaries	(200,664)	(416,760)	(239,217)	(38,008)
Interest expense	2,989	1,730	—	—
Foreign exchange loss/(gain)	128	2,912	(19,194)	(3,050)
Gain on buy-back of convertible bonds	(69,327)	(2,480)	(1,521)	(242)
Issuance costs for convertible notes	—	42,559	—	—
Loss/(gain) on change in fair value of convertible notes	—	9,040	(198,547)	(31,546)
Loss from fair value change of interest rate swap transaction	—	—	7,315	1,162
Change in assets and liabilities, net of effects of acquisitions:
Increase in receivables from related parties	—	—	(241)	(38)
Decrease/(increase) in prepayments and other current assets	8,855	(205)	540	86
Increase/(decrease) in payables to related parties	20,741	97,248	(163,258)	(25,939)
Increase/(decrease) in other payables and accruals	8,238	(673)	(4,630)	(736)

Net cash provided by/(used) in operating activities	26,963	92,870	(261,496)	(41,547)

Cash flows from investing activities:
Cash paid to restricted cash – escrow account and interest reserve account	—	—	(202,323)	(32,146)
Cash paid for the acquisition of Motel 168	—	—	(2,031,421)	(322,760)
Investments in subsidiaries	—	(47,951)	(53,319)	(8,472)
Cash received from returns on investments	5,746	—	—	—

Cash flows provided by/ (used) in investing activities:	5,746	(47,951)	(2,287,063)	(363,378)

Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net with share issuance costs	341,078	—	—	—
Proceeds from share option exercise	26,975	63,644	28,173	4,476
Buy-back of convertible bonds	(395,842)	(75,687)	(45,507)	(7,230)
Net proceeds from issuance of convertible notes	—	1,188,823	—	—
Proceeds from loans	—	—	1,525,176	242,326
Payment for upfront fee of loan	—	—	(91,617)	(14,556)

Net cash provided by/(used in) financing activities	(27,789)	1,176,780	1,416,225	225,016

Effect of foreign exchange rate changes on cash and cash equivalents	(128)	(9,761)	(52,334)	(8,316)

Net increase/(decrease) in cash and cash equivalents	4,792	1,211,938	(1,184,668)	(188,225)

Cash and cash equivalents, beginning of year	149,519	154,311	1,366,249	217,075

Cash and cash equivalents, end of the year	154,311	1,366,249	181,581	28,850

Supplemental disclosure of cash flow information
Cash paid during the year for interest	—	—	(33,848)	(5,378)

Supplemental schedule of non-cash investing activities:
Unpaid consideration related to the acquisition of Motel 168	—	—	143,728	22,836
Decrease of investments in subsidiaries when Home Inns HK paid on behalf of the Company	66,187	127,000	—	—
Issuance of ordinary shares related to the acquisition of Motel 168	—	—	667,314	106,026

PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
Basis of presentation and use of estimates

a. Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s financial statements mainly include share-based compensation, allowance for doubtful accounts, assumption of redemption rate utilized in customer loyalty program, assumptions and inputs used in fair value measurement of financial liabilities, assessment of recoverability of long-lived assets and goodwill, useful lives of long-lived assets, determination of fair value of identifiable assets and liabilities acquired through business combinations, recognition of non-controlling interests, and valuation of deferred tax assets. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of the Group’s consolidated financial statements, and actual results could differ materially from these estimates.

Certain prior period balances have been reclassified to conform to the current period presentation in the Group’s Consolidated Financial Statements. Such reclassification, which had no effect on previously reported results of operations or retained earnings, included a) reclassifying “personnel costs of franchised-and-managed hotels” as its own line item from “general and administrative expenses” for the years ended December 31, 2009 and 2010 to conform to the presentation in the consolidated statements of operations for the year ended December 31, 2011 and b) Combining “accruals for customer reward program” with “other unpaid and accruals” as of December 31, 2010 to conform to the presentation in the consolidated balance sheets as of December 31, 2011 due to that the accruals for customer reward program as of December 31, 2011 were not significant and the balances were disclosed in note 2r.

Basis of consolidation and accounting for investments

b. Basis of consolidation and accounting for investments

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All significant transactions and balances between the Company, its subsidiaries and certain VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Prior to January 1, 2010, the Company followed FIN 46(R): Consolidation of Variable Interest Entities, an interpretation of ARB No. 51, in accounting for variable interest entities and the consolidation. Certain entities were considered variable interest entities because the equity at risk of each entity was not sufficient to finance its intended activities without additional financial support. The Company was considered the primary beneficiary of these entities because it absorbed a majority of the entities’ expected losses and received a majority of the entities’ expected residual returns. Accordingly, the financial statements of the following VIEs were consolidated into the Company’s financial statements since their respective date of establishment/acquisition:

Name of VIE	The Company’s ownership interest

Home Inns & Hotels Management (Xiamen) Co., Ltd. (“Home Inns Xiamen”)	51%
Home Inns & Hotels Management (Fuzhou) Co., Ltd. (“Home Inns Fuzhou”)	51%
Home Inns & Hotels Management (Caoxi) Co., Ltd. (“Home Inns Caoxi”)	51%
Home Inns & Hotels Management (Caobao) Co., Ltd. (“Home Inns Caobao”)	75%
Home Inns & Hotels Management (Dongguan) Co., Ltd. (“Home Inns Dongguan”)	65%
Home Inns & Hotels Kuaijie (Fuzhou) Co., Ltd. (“Home Inns Fuzhou Kuaijie”)	70%

In June 2009, the FASB issued FAS 167: Amendments to FASB Interpretation No. 46(R), codified primarily in ASC 810, Consolidation. This guidance modified the method for determining whether an entity is a variable interest entity as well as the methods permitted for determining the primary beneficiary of a variable interest entity. In addition, this guidance required ongoing reassessments of whether a company is the primary beneficiary of a variable interest entity and enhanced disclosures related to a company’s involvement with a variable interest entity. The Company adopted this guidance as of January 1, 2010.

In accordance with the new guidance, the Company is deemed to have a controlling financial interest and is the primary beneficiary of these VIEs as it has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. As a result, the Company continues to consolidate the same VIEs that were consolidated prior to January 1, 2010 and the adoption of FAS 167 effective as of January 1, 2010 did not have any impact on the Company’s consolidated financial statements.

The total registered capital of the six VIEs was RMB 6,010 as of December 31, 2010. The total net assets of the consolidated VIEs were RMB 26,262 as of December 31, 2010. The total net income of the six VIE was RMB 11,436 and RMB 16,257 in the year ended December 31, 2009 and 2010, respectively. Management monitors the regulatory risk associated with these contractual arrangements. There are no consolidated VIE assets that are collateral for the VIE obligations and which can only be used to settle the VIE’s obligations. Creditors of the VIE have no recourse to the general credit of Home Inns & Hotels Management (Shanghai) Co., Ltd., which is the primary beneficiary of the VIEs.

In 2011, the Company has determined that equity investment of the six VIEs were no longer considered variable interest entities effective for the year ended December 31, 2011. As the group has majority legal ownership in these entities, it continues to consolidate these entities. The reconsideration event did not have any impact on the Company’s consolidated financial statements.

The Company evaluates its business relationships such as those with franchisees to identify potential variable interest entities. Generally, these businesses qualify for the business scope exception under the consolidation guidance. The Company has concluded that consolidation of any such entities is not appropriate for the periods.

Foreign currencies

c. Foreign currencies

The Group’s functional currency and reporting currency is Renminbi (“RMB”). Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. All such exchange gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market.

Convenience translation

d. Convenience translation

Translations of balances in the statements of operations, balance sheet and statement of cash flows from RMB into United States dollars (“US$”) as of and for the year ended December 31, 2011 are solely for the convenience of the reader and were calculated at the rate of US$ 1.00 = RMB 6.2939, on December 31, 2011, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2011, or at any other rate.

Cash and cash equivalents

e. Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and liquid investment which are unrestricted as to withdrawal or use, and which have original maturities of three months or less that are placed with banks or other financial institutions. Cash and cash equivalents balance as of December 31, 2010 included US$ 211,592 thousand and HK$ 0.1 thousand. Cash and cash equivalents balance as of December 31, 2011 included US$ 52,747 thousand and HK$ 0.1 thousand.

Restricted cash

f. Restricted cash

Restricted cash consists of cash proceeds from the exercise of share options by the Company’s employees which are yet to be transmitted to them, cash reserved in specific interests reserve account (“IRA”) for term loans which will be repaid in 6 months, and cash deposited in an escrow account for the settlement of the outstanding purchase consideration of Motel 168 acquisition.

Allowance for doubtful accounts

g. Allowance for doubtful accounts

Provision is made against receivables to the extent collection is considered to be doubtful. Accounts receivable and other receivables in the balance sheet are stated net of such provision, if any. As of December 31, 2010 and 2011, the allowance for doubtful accounts was nil and RMB 295, respectively.

Consumables

h. Consumables

The Group purchases consumables for the operation of leased-and-operated hotels. Consumables include fabrics, such as towels and beddings, which need to be renewed periodically. Consumables are amortized over their useful lives, generally one year or less, from the time they are put into use and are stated at purchase price less accumulated amortization.

Property and equipment, net

i. Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization and impairment losses, if any. The cost of property and equipment comprises its purchase price and any directly attributable costs, including interest cost during the period the asset is brought to its working condition and location for its intended use.

Depreciation and amortization of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Buildings	40 years
Leasehold improvements	Over the shorter of the economic useful life or the lease period
Machinery and equipment	5 to 10 years
Furniture, fixtures and office equipment	3 to 5 years

Construction in progress represents leasehold improvements under construction or installation and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to property and equipment and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the statements of operations as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Fair value measurement

j. Fair value measurement

The Company adopted Accounting Standard Codification (“ASC”) 820 “Fair value measurements and disclosures” on January 1, 2008. This guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The guidance outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and the guidance details the disclosures that are required for items measured at fair value.

The Company measures the fair value of financial assets and liabilities using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are nor active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 includes unobservable inputs that reflect the management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including their own data.

The following table presents information about the Group’s financial liabilities classified as Level 3 as of December 31, 2011 and December 31, 2010.

	Balance as of December 31, 2011
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Convertible notes measured at fair value	971,693	—	—	971,693
Interest rate swap transaction	7,315	—	—	7,315

Total financial liability, non-current	979,008	—	—	979,008

	Balance as of December 31, 2010
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Convertible notes measured at fair value	1,227,577	—	—	1,227,577

Total financial liability, non-current	1,227,577	—	—	1,227,577

A summary of changes in Level 3 financial liabilities for the year ended December 31, 2011 was as follows:

Balance at December 31, 2010	1,227,577
Less: Unrealized gains - change in fair value (note 12)	(198,547)
Less: foreign exchange gains (note 12)	(57,337)
Add: Interest rate swap transaction (note 12)	7,315

Balance at December 31, 2011	979,008

Fair value of financial instruments

k. Fair value of financial instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, restricted cash, receivables, payables, accruals, term loans and convertible bonds and financial liability. In accordance with ASC 820, fair value of cash and cash equivalents, restricted cash, receivables, payables, and accruals is measured using Level 1 inputs and their carrying values approximated their estimated fair values due to the short-term nature of these financial instruments. The carrying values of term loans approximate their fair values as all the borrowings carry variable interest rates which approximate rates currently offered by the Group’s bankers for similar debt instruments of comparable maturities. Fair value of convertible bonds is measured using Level 1 input, which is based on quotes obtained from over-the-counter trading activities (Refer to Note 11). Fair value of financial liability associated with the issuance of convertible notes in 2010 is measured using Level 3 inputs, which is measured using a binomial model. Fair value of the financial liability associated with the interest rate swap transaction in 2011 is measured using level 3 inputs, which is measured using the discounted cash flow method. (Refer to Note 12)

Business combinations

l. Business combinations

U.S. GAAP requires that business combinations be accounted for under the acquisition method. From January 1, 2009, the Group adopted ASC805 “Business Combinations”. Following this adoption, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the entity acquired, the difference is recognized directly in the statements of operations.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although we believe that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

Jointly ventures

m. Jointly ventures

Investment in a joint venture is accounted for by the equity method of accounting as the Group has the ability to exercise significant influence but does not own a majority equity interest. Under this method, the Group’s income (loss) from investment is recognized in the consolidated statements of operations. Unrealized gains on transactions between the Group and the joint venture are eliminated to the extent of the Group’s interest in the joint venture, if any; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in the joint venture equals or exceeds its interest in the joint venture, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the joint venture.

The Group reviews its investment in the joint venture to determine whether a decline in fair value below the carrying value is other than temporary at period end. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Group considers the reason for the decline in fair value, including general market conditions, industry-specific or investee-specific reasons, and changes in valuation subsequent to the balance sheet date and the Group’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the security is written down to fair value. There was no impairment losses for its investment in the joint venture in the year ended December 31, 2011.

Goodwill

n. Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. US GAAP requires that a two-step impairment test be performed annually or whenever events or changes in circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The first step of the test for impairment compares the book value of the Group’s reporting unit under which goodwill is recorded to its estimated fair value. The second step of the goodwill impairment test, which is only required when the net book value of the reporting unit exceeds the fair value, measures the impairment as the difference between the implied fair value of goodwill and its book value. Goodwill is not amortized. No impairment of goodwill was recognized for the years ended December 31, 2009, 2010 and 2011.

Intangible assets, net

o. Intangible assets, net

Intangible assets consist primarily of intangible assets acquired in business combinations and software purchased from third parties. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets, including brand, favorable lease agreements and certain franchise agreements existing as of the date of acquisition, are recognized and measured at fair value upon acquisition.

Except brand, intangible assets arising from business combinations are amortized on a straight-line base over the remaining operating lease term, the franchise agreement term, or estimated life of customer relationship. The estimated useful lives of amortized intangibles are reassessed if circumstances occur that indicate the useful lives have changed.

The trademarked Motel 168 brand was registered in PRC China with remaining legal life of 7 years and can be renewed with minimal costs. Motel 168 is a well recognized brand in the economy hotel industry in PRC China. The useful life of the brand is indefinite. The Group evaluates indefinite-lived intangible asset each reporting period to determine whether events and circumstances continue to support an indefinite useful life.

Purchased software is stated at cost less accumulated amortization and impairment, if any, and is amortized on the straight-line basis over its estimated useful life of 5 years.

Impairment of long-lived assets and definite-lived intangible assets

p. Impairment of long-lived assets and definite-lived intangible assets

Long-lived assets and definite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset may not be recoverable. If the total of the expected future undiscounted cash flows is less than the carrying value, an indication of impairment is present and a loss is recognized in the statements of operations for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. The impairment loss recognized for the year ended December 31, 2009, 2010 and 2011 was RMB 5,477, nil and RMB 1,705, respectively.

Employee benefits

q. Employee benefits

The employees of the Group’s PRC subsidiaries and VIE entities are entitled to staff welfare benefits including medical care, housing fund, unemployment insurance and pension benefits. These entities are required to accrue for these benefits based on certain percentages of the employees’ salaries, subject to certain ceilings, in accordance with the relevant PRC regulations and make contributions to the government-sponsored plans out of the amounts accrued. Employee benefits expense was RMB 90,525, RMB 103,292 and RMB180,145 for the years ended December 31, 2009, 2010 and 2011, respectively. Amounts accrued and included in salaries and welfare payable and other unpaid and accruals in the balance sheets were RMB 3,796 and RMB12,524 for the years ended December 31, 2010 and 2011, respectively.

Accruals for customer reward program

r. Accruals for customer reward program

The Group invites its customers to participate in a customer reward program. Prior to November 14, 2004, membership was free of charge. A one-time membership fee was charged after that date for new members. Members enjoy discounts on room rates, priority in hotel reservation, and accumulate membership points for their paid stays, which can be redeemed for membership upgrades, room night awards and other gifts. The estimated incremental costs to provide membership upgrades, room night awards and other gifts are accrued and recorded as accruals for customer reward program as members accumulate points and recognized as sales and marketing expenses in the statements of operations. As members redeem awards or their entitlements expire, the provision is reduced correspondingly.

Prior to the second quarter of 2011, the Group did not apply redemption rate to the estimation on reward cost due to limited history in its customer reward program. With sufficient historical information and accumulated knowledge on reward points redemption and expiration, the Group has applied a historical redemption rate of 20% prospectively in estimating the costs of reward points since April 1, 2011. After the acquisition of Motel 168, the terms under the Motel 168’s customer reward program have been updated to conform to that of Home Inns’ customer reward program. The Group reassesses the redemption rate at each period end to ensure that the estimate of redemption rate is reasonable.

As of December 31, 2010 and 2011, the accruals for customer reward program amounted to RMB 17,406 and RMB 5,211, respectively, based on the estimated liabilities under the customer reward program. Had the Group not applied the redemption rate in estimating accruals for customer reward program, the accrual balance as of December 31, 2011 would have been RMB 19,851, implying an impact of RMB 14,641 to the consolidated statement of operation in 2011.

Deferred Revenue

s. Deferred Revenue

Deferred revenue generally consists of advances received from customers for room stays, initial franchise fees received prior to the Group fulfilling its commitments to the franchisee, and cash received from sale of membership programs. Non-current portion of deferred revenue represents cash received from initial franchise fees and sales of membership program, which is recognized after one year from the balance sheet date.

Revenue recognition

t. Revenue recognition

Revenues from leased-and-operated hotels represent primarily room rentals and food and beverage sales from the leased-and-operated hotels. Such revenues are recognized when goods are delivered and services are provided.

Revenues from franchised-and-managed hotels are derived from franchise agreements where the franchisees are required to pay (i) an initial franchise fee and (ii) on-going management and service fees based on a percentage of revenue which approximates 3% to 6% of the room revenues of the franchised hotels. The franchise fee is an initial one-time fee. For the franchise agreements signed under Home Inns brand Yitel brand and Motel 168 brand after its acquisition by the Group, the franchise fee is recognized as revenue when the franchised hotel opens for business, becomes non-refundable, and the Group has fulfilled all its commitments and obligations including the assistance to the franchisees in property design, leasehold improvement construction project management, systems installation, personnel recruiting and training. For the franchise agreements signed under Motel 168 brand prior to its acquisition by the Group, the franchise fee is recorded as deferred revenue when cash is received and recognized as revenue during the franchising period which usually is 5 years as the franchisees have a refund right that lapses gradually over a five-year period. On-going management and service fees are recognized when the underlying service revenue is recognized by the franchisees’ operations. Other revenues generated from franchise agreements include system maintenance and support fee and central reservation system usage fee, which are recognized when services are provided.

Prior to the second quarter of 2011, revenue from one-time membership fees was deferred when received and was recognized when membership records show no activity after a year. With sufficient historical information and accumulative knowledge on membership activity pattern, the Group estimated that average life of members is approximately two years. Therefore, the change in accounting estimate is applied prospectively, and revenue from one-time membership fees has been recognized over two years on a straight line basis since April 1, 2011. For the years ended December 31, 2009, 2010 and 2011, the Group recognized revenue of RMB 14,434, RMB 33,846 and RMB 79,367 from one-time membership fees, respectively. Had the Group not changed the accounting estimate of average life of membership card, revenue from one-time membership fees would have been RMB 61,603, implying an impact of RMB 17,764 to the consolidated statement of operations in 2011.

The Group continues to monitor the membership activity pattern and reassess average life of members at each period end to ensure estimate of revenue recognition period is reasonable.

Business tax and related surcharge

u. Business tax and related surcharge

The Group is subject to business tax and related surcharges on the services provided in the PRC. Such tax is levied based on turnover at a total approximate rate of 5.6% and is recorded as a reduction of revenues.

Leased-and-operated hotel costs

v. Leased-and-operated hotel costs

Leased-and-operated hotel costs include all direct costs incurred in the operation of the leased-and-operated hotels and consist primarily of property rentals and related expenses, utility costs, personnel compensation, amortization of guest room consumables, amortization of leasehold improvements, depreciation of equipment, amortization of consumables costs, food and beverage.

Sales and marketing expenses

w. Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising related expenses, expenses associated with the Group’s membership reward program, payroll and related compensation for the Group’s sales and marketing personnel and entertainment expenses relating to marketing activities. Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the statements of operations as incurred and amounted to RMB 12,614, RMB 11,361 and RMB 21,944 for the years ended December 31, 2009, 2010 and 2011, respectively.

Share-based compensation

x. Share-based compensation

The Group accounts for share-based compensation arrangements with employees in accordance with ASC 718 “Compensation — Stock Compensation”. It requires the Group to measure at the grant date the fair value of the stock-based award and recognize compensation expense, net of estimated forfeitures, on a straight-line basis, over the requisite service period. The Group uses the Black-Scholes option pricing model to determine the fair value of stock options. The requisite service period is the vesting period, which is generally 4 years. Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates.

Leases

y. Leases

The Company leases certain property, plant and equipment.

Leases of property, plant and equipment are classified as operating leases when substantially all the risks and rewards of ownership of assets remain with the lessor. Payments made under operating leases net of any incentives received from the lessor are charged to the consolidated statements of operations on a straight-line basis over the terms of the underlying lease.

Leases of property, plant and equipment are classified as finance leases when the Company has substantially all the risks and rewards of ownership. Finance leases are capitalized at the lease’s commencement at the lower of the fair value of the leased property and the present value of the minimum lease payments. Each lease payment is allocated between the liability and finance charges. The corresponding rental obligations, net of finance charges, are included in finance lease liabilities. The interest element of the finance cost is charged to the statements of operations over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property, plant and equipment acquired under finance leases are depreciated over the lease term if the lease does not meet the transfer of ownership criterion or the bargain purchase option criterion. If the lease meets either the transfer of ownership criterion or the bargain purchase option criterion, then the related assets are depreciated over the useful life of the asset.

Fixed assets capitalized under finance leases are depreciated in accordance with the Group’s policy for the depreciation of fixed assets.

Borrowing costs

z. Borrowing costs

Interests incurred in connection with term loan used for acquisition of Motel 168 are expensed as incurred. The upfront fee incurred in connection with the term loan are amortized and recorded as interest expenses over the loan period. (Refer to Note 13)

Interest cost incurred on funds used to construct leasehold improvements during the active construction period is capitalized. For the years ended December 31, 2009, 2010 and 2011, there was no capitalized interest cost.

Pre-operating expenditure

aa. Pre-operating expenditure

Pre-operating expenditure represents start-up costs, other than amounts capitalized as leasehold improvements, for leased-and-operated hotels are charged to the consolidated statements of operations in the period in which it is incurred.

Taxation

ab. Taxation

The provision for income taxes is based on the income and expense amounts recorded in our consolidated statements of operations. Income tax expenses are recorded using the liability method. Deferred tax assets or liabilities are recognized for the estimated future tax effects attributable to temporary differences and tax loss carry forwards. Deferred tax assets and liabilities are recognized and measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in statements of operations in the period that includes the enactment date. A valuation allowance is recorded to reduce the amount of deferred tax assets if it is considered more likely than not that such assets will not be realized.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is greater than 50% likely to be realized upon settlement. As of December 31, 2010 and 2011, there were no uncertain tax positions.

Other non-operating income

ac. Other non-operating income

        Other non-operating income primarily consists of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. During the years ended December 31, 2009, 2010 and 2011, the Group received financial subsidies of RMB 6,379, RMB 14,903 and RMB 22,356, respectively, from various local PRC government authorities. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Such amounts are recorded as other non-operating income when received as there is no additional condition attached to the subsidies.

Statutory reserves

ad. Statutory reserves

The Group’s subsidiaries and VIE entities incorporated in the PRC are required to set aside 10% of their net income, after offsetting accumulated losses from prior years, and before profit distributions to the investors, as reported in its statutory accounts on an annual basis to the Statutory Surplus Reserve Fund. Once the total Statutory Surplus Reserve Fund reaches 50% of the registered capital of the respective subsidiaries and VIE entities, further appropriations are discretionary. The Statutory Surplus Reserve Fund can be used to increase the registered capital and eliminate future losses of the respective companies under PRC regulations. The Group’s Statutory Surplus Reserve Fund is not distributable to shareholders except in the event of liquidation.

Appropriations to the Statutory Surplus Reserve Fund are accounted for as a transfer from retained earnings to statutory reserves. During the years ended December 31, 2009, 2010 and 2011, the Group made total appropriations to these statutory reserves of RMB 17,597, RMB 26,523 and RMB 31,749, respectively.

Dividends

ae. Dividends

Dividends are recognized when declared. The Group has not declared or paid any dividends to its shareholders except for the noncontrolling interests.

Current PRC regulations permit PRC companies to pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries and VIE subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves (Note 2(ad)). Restricted net assets of the Company’s PRC subsidiaries and VIE subsidiaries not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations were RMB 3,218,515 as of December 31, 2011. In addition to the typical statutory reserves of the Company’s PRC subsidiaries and VIE subsidiaries, the restricted net assets also includes RMB 3,092,652 paid in capital.

Earnings per share

af. Earnings per share

In accordance with ASC 260 “Earnings Per Share”, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. The Company’s convertible bonds issued in 2007 and convertible notes issued in 2010 are not participating securities because the terms of the agreements do not provide any participating rights to the holders before conversion. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the monetary effect of instruments that are dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of convertible bonds and convertible notes (using the if-converted method) the vesting of restricted stock and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method).

Segment reporting

ag. Segment reporting

The Company follows “Disclosures about Segment of an Enterprise and Related Information” for its segment reporting. The Group operates and manages its business as a single segment. The Group primarily generates its revenues from customers in the PRC, and assets of the Group are also located in PRC. Accordingly, no geographical segments are presented.

Recent accounting pronouncements

ah. Recent accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU 2011-04). Key provisions of the amendments in ASU 2011-04 include: (1) a prohibition on grouping financial instruments for purposes of determining fair value, except in limited cases; (2) an extension of the prohibition against the use of a blockage factor to all fair value measurements; and (3) a requirement that for recurring Level 3 fair value measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used and qualitative details about the sensitivity of the measurements. For items not carried at fair value but for which fair value is disclosed, entities will be required to disclose the level within the fair value hierarchy that applies to the fair value measurement disclosed. This ASU is effective for interim and annual periods beginning after December 15, 2011. The Company does not expect the adoption of ASU 2011-04 to have a material impact on its financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (ASU 2011-05). This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. These ASUs are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, which for the Company means January 1, 2012. As these accounting standards do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, the adoption of these standards is not expected to have an impact on the Group’s financial statements.

In September 2011 the FASB issued ASU 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08). Under the revised guidance, entities testing for goodwill impairment have an option of performing a qualitative assessment before calculating the fair value for the reporting unit, i.e., Step 1 of the goodwill impairment test. If an entity determines, on a basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the first step of the two-step impairment test would be required. If it is not more likely than not that the fair value of the reporting unit is less than the carrying value, then goodwill is not considered to be impaired. ASU 2011-08 does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill at least annually for impairment. This ASU is effective for interim and annual periods beginning after December 15, 2011 with early adoption permitted. The Group does not expect the adoption of ASU 2011-08 to have a material impact on its financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (ASU 2011-11). This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on their financial position. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have an impact on the Group’s financial statements.

Certain risks and concentration

ai. Certain risks and concentration

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and accounts receivable. As of December 31, 2010 and 2011, substantially all of the Company’s cash was held in major financial institutions located in the PRC, Hong Kong and the United States of America, which management considers being of high credit quality. China does not have an official deposit insurance program, nor does it have an agency similar to The Federal Deposit Insurance Corporation (FDIC) in the United States. However, the Group believes that the risk of failure of any of these PRC banks is remote. Bank failure is extremely uncommon in China and the Group believes that those Chinese banks that hold the Company’s cash, cash equivalents and long term time deposit are financially sound based on public available information.

Accounts receivable are typically not collateralized and are denominated in RMB, and are derived from revenues earned from operations arising in the PRC.

No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2009, 2010 and 2011. No individual customer accounted for more than 10% of accounts receivable at December 31, 2010 and 2011.

Commitments and Contingencies

aj. Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Company's Ownership Interest in VIEs

Accordingly, the financial statements of the following VIEs were consolidated into the Company’s financial statements since their respective date of establishment/acquisition:

Name of VIE	The Company’s ownership interest

Home Inns & Hotels Management (Xiamen) Co., Ltd. (“Home Inns Xiamen”)	51%
Home Inns & Hotels Management (Fuzhou) Co., Ltd. (“Home Inns Fuzhou”)	51%
Home Inns & Hotels Management (Caoxi) Co., Ltd. (“Home Inns Caoxi”)	51%
Home Inns & Hotels Management (Caobao) Co., Ltd. (“Home Inns Caobao”)	75%
Home Inns & Hotels Management (Dongguan) Co., Ltd. (“Home Inns Dongguan”)	65%
Home Inns & Hotels Kuaijie (Fuzhou) Co., Ltd. (“Home Inns Fuzhou Kuaijie”)	70%

Expected Useful Lives of Property and Equipment

The expected useful lives are as follows:

Buildings	40 years
Leasehold improvements	Over the shorter of the economic useful life or the lease period
Machinery and equipment	5 to 10 years
Furniture, fixtures and office equipment	3 to 5 years

Information about Group's Financial Liabilities Classified as Level 3

The following table presents information about the Group’s financial liabilities classified as Level 3 as of December 31, 2011 and December 31, 2010.

	Balance as of December 31, 2011
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Convertible notes measured at fair value	971,693	—	—	971,693
Interest rate swap transaction	7,315	—	—	7,315

Total financial liability, non-current	979,008	—	—	979,008

	Balance as of December 31, 2010
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Convertible notes measured at fair value	1,227,577	—	—	1,227,577

Total financial liability, non-current	1,227,577	—	—	1,227,577

A Summary of Changes in Level 3 Financial Liabilities

A summary of changes in Level 3 financial liabilities for the year ended December 31, 2011 was as follows:

Balance at December 31, 2010	1,227,577
Less: Unrealized gains - change in fair value (note 12)	(198,547)
Less: foreign exchange gains (note 12)	(57,337)
Add: Interest rate swap transaction (note 12)	7,315

Balance at December 31, 2011	979,008

PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Components of Prepayments and Other Current Assets

Components of prepayments and other current assets as of December 31, 2010 and 2011 are as follows:

	2010	2011
Prepayment for utility and telecom expenses	21,034	31,645
Prepayment for rental expenses	19,495	28,748
Proceeds receivable from disposal of a subsidiary	—	12,418
Employee advances	5,615	10,076
Interest receivable	4,932	7,047
Prepayment for advertisement, consultation and insurance	3,509	5,778
Deposits for utility expenses	6,411	9,772
Other current assets	16,890	32,403

Total	77,886	137,887

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Current and Deferred Portion of Income Tax Expense

The current and deferred portion of income tax expense included in the consolidated statements of operations for the years ended December 31 is as follows:

	2009	2010	2011
Current income tax expense	92,009	133,180	185,001
Deferred income tax (provision) /benefit	(29,843)	6,789	(15,559)

Income tax expense	62,166	139,969	169,442

Reconciliation Between the Statutory CIT Rate and Group's Effective Tax Rate

A reconciliation between the statutory CIT rate and the Group’s effective tax rate for the years ended December 31 is as follows:

	2009	2010	2011
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries in the PRC	(3%)	(3%)	(3%)
Tax differential for the gains/expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax	(2%)	5%	2%

Permanent difference for non-deductible expenses	(1%)	1%	1%
CIT refund	(2%)	—	—
Withholding tax on earnings no longer considered indefinitely reinvested	—	—	7%

Effective CIT rate	19%	28%	32%

Components of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities comprised:

	2010	2011
Deferred tax assets, current:
Tax loss carry forwards	10,668	21,269
Deductible temporary differences related to:
-rental expenses	1,091	3,009
-pre-operating expenses	5,780	8,886
-deferred revenue, current	14,376	42,670
-accruals for customer reward program	4,351	915
-others	6,682	12,154
Valuation allowance	(335)	(13,457)

	42,613	75,446

Deferred tax assets, non-current:
Tax loss carry forwards	32,905	101,649
Deductible temporary differences related to:
-rental expenses	66,246	185,448
-pre-operating expenses	11,560	16,100
-deferred revenue, non current	12,178	15,331
-unfavorable lease related to acquisitions	2,180	98,188
-Impairment loss of property and equipment	1,369	39,499
-others	442	1,190
Valuation allowance	(27,962)	(257,640)

	98,918	199,765

Total deferred tax assets	141,531	275,211

Deferred tax liabilities, current:
Withholding tax for profit distribution of previous periods (refer to Income Tax – PRC)	—	38,313

Deferred tax liabilities, non-current:
Recognition of intangible assets related to the acquisition of Motel 168	—	282,638
Other taxable temporary differences	11,552	12,090

	11,552	294,728

Total deferred tax liabilities	11,552	333,041

Aggregate Amount and Per Share Effect of Tax Holidays

For the tax holidays described for certain entities in the “China” section of this Note, the aggregate amount and per share effect of the tax holidays are as follows:

	For the years ended December 31,
	2009	2010	2011
(in thousands, except per share data)	RMB	RMB	RMB

Aggregate effect	8,904	13,851	14,505
Basic ordinary share effect	0.12	0.17	0.17
Diluted ordinary share effect	0.11	0.16	0.15

INVESTMENT IN A JOINTLY VENTURE (Tables)	12 Months Ended
Dec. 31, 2011
Components of Investment in Jointly Venture

INVESTMENT IN A JOINTLY VENTURE

	Investment in a jointly controlled entity	Shareholders’ loan	Subtotal	Shares of loss	Total
At October 1, 2011	500	10,000	10,500	(1,346)	9,154
Share of loss	—	—	—	(853)	(853)

At December 31, 2011	500	10,000	10,500	(2,199)	8,301

ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2011
Allocation of Purchase Price

Allocation of purchase price:

		Useful life
Fair value of net tangible assets acquired	559,267
Intangible assets-favorable lease (1)	399,193	remaining lease terms
Intangible assets-customer relationship (2)	6,990	4 years
Intangible assets-franchise agreement (3)	48,770	8 years
Intangible assets-brand (4)	684,300	Indefinite
Unfavorable lease liability (1)	(392,608)	remaining lease terms
Goodwill (5)	1,806,846
Net deferred tax liability, non-current	(243,713)

Total purchase price	2,869,045

(1)	Fair value of the leases was determined based on the incremental cash flow method. The amortization period of the favorable leases is based on the remaining lease term.

(2)	Fair value of the customer relationship was determined based on multi-period excess-earnings method. The amortization period of 4 years was based on the estimated life of the corporate customers.

(3)	Fair value of the franchise agreement was determined based on multi-period excess-earnings method. The amortization period of 8 years was based on the estimated remaining franchise agreement term.

(4)	Brand represents the registered trademark, Motel 168, which was registered in PRC China with remaining legal life of 7 years and can be renewed continually with minimal costs every 10 years. The brand is an intangible asset that relates to the name recognition of a company and its services. Motel 168 is a well recognized brand in the economy hotel industry in PRC China. The useful life of the brand is indefinite. Fair value of the brand was determined based on the relief from royalty method.

(5)	Goodwill represents the expected synergies from combining operations of the Company and Motel 168, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.

Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash and cash equivalents	299,195
Trade and other receivables (6)	92,925
Consumables	12,708

Total current assets	404,828

Investment in a jointly-controlled company	9,154
Property and equipment, net	873,986
Intangible assets, net	6,570
Deposits for long-term leases	7,645
Prepaid operating lease payments	9,175
Deferred tax assets, non-current	40,345

Total assets	1,351,703

Trade and other payables	(233,888)
Finance lease liabilities	(6,017)
Income tax payable	(32,310)
Deferred revenues	(35,878)
Provisions	(12,690)

Total current liabilities	(320,783)

Deferred revenues, non-current	(87,791)
Finance lease liabilities	(7,508)
Other non-current liabilities	(376,354)

Total liabilities	(792,436)

Fair value of net tangible assets acquired (a)	559,267

Fair value of intangible assets and related net deferred tax liabilities acquired (b)	502,932

Cumulative considerations (c)	2,869,045

Goodwill (c - b - a)	1,806,846

(6)	(i) The gross amount due under the receivables acquired is RMB 39,307, of which RMB 4,673 is expected to be uncollectable. (ii) Included in the other receivables, an aggregated amount of RMB 23,222 represented the advisory service fees incurred by its former shareholders, but paid by Motel 168 on behalf, in connection with the sales of Motel 168’s shares during the nine-month period ended September 30, 2011. After the completion of acquisition, Home Inns agreed with the former shareholders of Motel 168 to offset the acquisition consideration payable with the receivable balance due from the former shareholders of Motel 168 by RMB 23,222.

Combined Pro Forma Information

The following unaudited combined pro forma information presents information of the Group as if the acquisition above occurred on January 1, 2010.

(in RMB)	2010	2011
	(unaudited)	(unaudited)

Net revenues	4,599,322	4,753,563

Income from operations	635,700	290,302

Net income	306,948	255,998

Basic	3.45	2.84
Diluted	3.29	0.23

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
Components of Property and Equipment

The components of property and equipment are as follows:

	2010	2011
Buildings	9,815	9,310
Leasehold improvements	2,258,501	3,685,489
Machinery and equipment	182,792	285,921
Furniture, fixtures and office equipment	544,852	627,588
Construction in progress	56,805	159,985

	3,052,765	4,768,293

Less: Accumulated depreciation	(948,372)	(1,315,447)

Property and equipment, net	2,104,393	3,452,846

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2011
Components of Goodwill

Components of goodwill as of December 31, 2010 and 2011 are as follows:

	2010	2011
Acquisition of Home Inns Beijing	137,072	137,072
Acquisition of Top Star hotel chain	191,368	191,368
Acquisition of Motel 168	—	1,806,846
Other acquisitions	62,442	62,442

Total goodwill	390,882	2,197,728

INTANGIBLE ASSETS AND UNFAVORABLE LEASE (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets and Unfavorable Lease

Intangible assets and unfavorable lease as of December 31 are as follows:

	2010	2011
Intangible assets, original cost—
Favorable lease agreements	42,489	441,682
Franchise agreements	804	49,574
Customer relationship	83	7,073
Brand	—	684,300
Purchased software	20,960	30,246

	64,336	1,212,875

Less: Accumulated amortization —
Favorable lease agreements	(11,452)	(21,462)
Franchise agreements	(804)	(2,328)
Customer relationship	(19)	(461)
Purchased software	(9,668)	(14,172)

	(21,943)	(38,423)

Intangible assets, net	42,393	1,174,452

Unfavorable lease liability —

	2010	2011
Unfavorable lease agreements, original cost	17,773	410,381
Less: Accumulated amortization	(4,562)	(13,607)

Unfavorable lease liability, net	13,211	396,774

Annual Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability

The annual estimated amortization expense for intangible assets and unfavorable lease liability for the following years is as follows:

	Amortization for Intangible Assets	Amortization for Unfavourable Lease	Net Amortization
2012	43,653	(31,990)	11,663
2013	42,124	(31,988)	10,136
2014	41,170	(31,986)	9,184
2015	38,439	(31,985)	6,454
2016	35,687	(31,946)	3,741

	201,073	(159,895)	41,178

OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2011
Components of Other Payables and Accruals

	2010	2011
Accrued expenses for utilities, rental expenses and others	43,657	81,367
Accruals for professional service fees	9,178	22,702
Accrued agency fees	3,819	5,481
Accruals for customer reward program	17,406	5,211
Others	22,780	39,737

Other unpaid and accruals-subtotal	96,840	154,498

Payables on construction cost of leasehold improvement	338,753	524,792
Payables on the unpaid consideration related to the acquisition of Motel 168	—	143,728
Payables due to the then shareholders of Motel 168 incurred before acquisition	—	75,611
Deposit from franchised-and-managed hotels, current	25,180	34,135
Payables on repair and maintenance cost	12,537	30,051
Payables to employees for exercised options	30,596	11,713
Others	12,052	27,060

Other payables-subtotal	419,118	847,090

Total	515,958	1,001,588

DEBT (Tables)	12 Months Ended
Dec. 31, 2011
Group's Borrowings	The Group’s borrowings consist of the following:

2011

Long-term debt, current portion	346,550
Long-term debt	1,165,666

Total	1,512,216

Consecutive Installments and Amortization Date

The principal amounts of the loan will be repaid in consecutive installments (each, an “Installment”) on each of the dates (each, an “Amortization Date”) and in the aggregate amounts set forth in the table below:

Date	Installment
July 31, 2012	US$	55,000,000
July 31, 2013	US$	60,000,000
July 31, 2014	US$	65,000,000
September 15, 2015	US$	60,000,000

Total	US$	240,000,000

SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Company's Share Option Activity under 2003 Option Plan and 2006 Share Incentive Plan

The following summarizes the Company’s share option activity under the 2003 Option Plan and 2006 Share Incentive Plan as of and for the years ended December 31, 2009, 2010 and 2011:

	Options	Weighted Average Exercise Price (US$)		Weighted- average remaining contractual life (years)	Aggregate Intrinsic Value (US$ millions)

Outstanding as of January 1, 2009	5,103,670	US$	4.4353	3.6	US$	(0.74)
Granted	1,636,000	US$	8.1315
Exercised	(1,387,388)	US$	3.1468
Forfeited	(132,650)	US$	4.4636
Cancelled	(23,500)	US$	17.3629

Outstanding as of December 31, 2009	5,196,132	US$	5.8839	3.5	US$	61.27
Vested and exercisable as of December 31, 2009	1,273,212	US$	7.0255	2.4	US$	13.56

Outstanding as of December 31, 2009	5,196,132	US$	5.8839	3.5	US$	61.27
Granted	1,989,500	US$	16.8005
Exercised	(1,337,574)	US$	6.8249
Forfeited	(79,630)	US$	10.2435
Cancelled	(1,500)	US$	8.2183

Outstanding as of December 31, 2010	5,766,928	US$	9.3709	3.3	US$	64.06
Vested and exercisable as of December 31, 2010	1,329,628	US$	5.1184	2.1	US$	20.43

Outstanding as of December 31, 2010	5,766,928	US$	9.3709	3.3	US$	64.06
Granted	2,236,000	US$	16.2501
Exercised	(794,182)	US$	5.4085
Forfeited	(122,076)	US$	13.0759
Cancelled	(6,000)	US$	7.6418

Outstanding as of December 31, 2011	7,080,670	US$	11.9253	3.09	US$	6.90
Vested and exercisable as of December 31, 2011	2,044,384	US$	7.8647	2.28	US$	10.29

Information Relating to Options Outstanding

The following is information relating to options outstanding as of December 31, 2011:

			Outstanding		Exercisable
Exercise price	Weighted- average grant date fair value of ordinary shares		Number of shares	Weighted- average remaining contractual life (years)	Number of shares	Weighted- average remaining contractual
US$17.390	US$	17.390	47,640	0.30	47,640	0.30
US$3.6300	US$	3.6300	1,718,642	1.82	1,082,982	1.82
US$7.3300	US$	7.3300	1,075,800	2.53	401,800	2.53
US$13.290	US$	13.290	160,850	2.83	74,850	2.83
US$16.165	US$	16.165	1,649,738	3.21	380,362	3.21
US$20.515	US$	22.975	120,000	3.86	30,000	3.86
US$22.975	US$	22.975	107,000	3.86	26,750	3.86
US$16.355	US$	16.355	1,884,000	4.15	—	—
US$15.615	US$	15.615	317,000	4.86	—	—

			7,080,670		2,044,384

Weighted Average Assumptions used to Estimate Grant Date Fair Value of Share Options Granted

The Company calculated the estimated fair value of share options on the date of grant using the Black-Scholes pricing model with the following assumptions:

	2009	2010	2011
Risk-free interest rate (1)	1.76% to 1.81%	0.795% to 1.905%	0.5128% to 1.4348%
Expected life (years) (2)	3 to 4.5	3 to 4.5	3.41 to 3.56
Expected dividend yield (3)	—	—	—
Expected Volatility (4)	57.29% to 64.24%	67.32% to 68.92%	67.01% to 69.38%

(1)	The risk-free interest rates are based on the US Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(2)	The expected life of share options is based on historical exercise patterns, for options granted since 2009 which the Company has historical data of and believes are representative of future behavior.

(3)	The Company has no history or expectation of paying dividends on its ordinary shares.

(4)	For the years ended December 31, 2009 and 2011, the Company estimated the volatility of its ordinary shares at the date of grant based on the historical volatility and implied volatility of comparable companies and itself for a period equal to time from the grant date to the assumed exercised date of the respective options in accordance with the vesting schedule. Since 2011, expected volatility is estimated based on the Company’s historical volatility for a period equivalent to the expected term preceding the grant date.

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
Calculated Basic Earnings Per Share and Diluted Earnings Per Share

Basic earnings per share and diluted earnings per share have been calculated as follows:

	2009	2010	2011
Numerator:
Net income available to ordinary shareholders	256,003	359,499	351,531

Dilutive effect of issuance and buy-back of convertible bonds	(66,338)	(1,418)	(845)
Dilutive effect of issuance of convertible notes	—	—	(232,278)
Net income for diluted earnings	189,665	358,081	118,408

Denominator:
Denominator for basic earnings per share—weighted average ordinary shares outstanding	75,922,589	80,846,617	84,221,665
Dilutive effect of share options	1,952,622	2,847,416	1,951,850
Dilutive effect of convertible bonds	3,019,901	1,053,069	671,670
Dilutive effect of convertible notes	—	—	7,454,208

Denominator for diluted earnings per share	80,895,112	84,747,102	94,299,393

Basic earnings per share	3.37	4.45	4.17

Diluted earnings per share	2.34	4.23	1.26

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Related Parties

Name of related parties	Relationships with the Company
BTG	Parent company of Poly Victory Investments Limited
Ctrip.com International, Ltd.	Principal shareholder of the Company, common directors
Jian Guo Inns Beijing Ltd. (“Jian Guo Inns”)	Subsidiary of BTG
Shanghai Xin Zhi Trading Co., Ltd.	Noncontrolling interests of subsidiary
Xiamen Shuiwu Co., Ltd.	Noncontrolling interests of subsidiary
Fujian Yun Tong Co., Ltd.	Noncontrolling interests of subsidiary
Shanghai Dinuo Co., Ltd.	Noncontrolling interests of subsidiary
Sun Yan	Noncontrolling interests of subsidiary

Related Party Transactions

Related party transactions during the years ended December 31 is as follows:

	2009	2010	2011
Agency fees paid to Ctrip.com International, Ltd.	20,942	18,191	17,661
Rental fees paid to Jian Guo Inns	2,800	2,800	2,800

Due From Related Parties	Due from related parties:

	2010	2011
Shanghai Xin Zhi Trading Co., Ltd.	3,114	2,408
Shanghai Dinuo Co., Ltd.	825	1,425
Fujian Yun Tong Co., Ltd.	1,170	1,596
Sun Yan	550	950

	5,659	6,379

Due To Related Parties	Due to related parties:

	2010	2011
Dongguan Kanglv Co., Ltd.	1,496	—
Ctrip.com International, Ltd.	1,421	2,557
Xiamen Shuiwu Co., Ltd.	1,265	240

	4,182	2,797

OBLIGATIONS UNDER FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2011
Analysis of the Leased Property Under Finance Lease	The following is an analysis of the leased property under finance lease:

December 31, 2011
Electronic equipment	19,696
Less: Accumulated depreciation	(3,173)

Total	16,523

Schedule of Future Minimum Lease Payments Under Finance Leases

The following is a schedule of future minimum lease payments under finance leases together with the present value of the net minimum lease payments as of December 31, 2011:

December 31, 2011
2012	7,233
2013	7,233
2014	1,407
Total minimum lease payments	15,873
Less: Amount representing interest	(1,117)

Present value of net minimum lease payments	14,756

Analysis as:	7,006
Current	7,750

Non Current	14,756

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Lease Payments for Non-Cancelable Operating Leases

Future minimum lease payments for non-cancelable operating leases at December 31 are as follows:

	Related party	Non-related party	Total
2012	2,800	1,366,905	1,369,705
2013	2,800	1,392,707	1,395,507
2014	2,800	1,407,604	1,410,404
2015	2,800	1,416,020	1,418,820
2016	2,800	1,408,301	1,411,101
Thereafter	767	9,896,601	9,897,368

Total	14,767	16,888,138	16,902,905

ADDITIONAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I (Tables)	12 Months Ended
Dec. 31, 2011
Statements of operations

	2009	2010	2011	2011
				US$ thousands
Statements of operations
Net revenues	—	—	—	—
Operating expenses	(3,262)	(3,590)	(61,783)	(9,816)

Loss from operations	(3,262)	(3,590)	(61,783)	(9,816)
Share of income from subsidiaries	200,664	416,760	239,217	38,008
Interest income	268	90	8,095	1,286
Interest expense	(10,866)	(1,730)	(45,945)	(7,300)
Issuance costs for convertible notes	—	(42,559)	—	—
(Loss)/gain on change in fair value of convertible notes	—	(9,040)	198,547	31,546
Foreign exchange (loss)/gain	(128)	(2,912)	19,194	3,050
Gain on buy-back of convertible bonds	69,327	2,480	1,521	242
Non-operating expenses	—	—	(7,315)	(1,162)

Income before income tax expense	256,003	359,499	351,531	55,854

Income tax expense	—	—	—	—
Net income	256,003	359,499	351,531	55,854

Balance sheets

	2010	2011	2011
			US$ thousands (Note 2(d))
Balance sheets:

Assets
Current assets:
Cash and cash equivalents	1,366,249	181,581	28,850
Restricted cash	—	202,323	32,146
Receivables from related parties	—	241	38
Prepayments and other current assets	1,896	1,036	165

Total current assets	1,368,145	385,181	61,199

Investments in subsidiaries (a)	2,918,037	6,154,925	977,919
Other assets	—	85,891	13,647

Total assets	4,286,182	6,625,997	1,052,765

Liabilities
Current liabilities
Payables to related parties	139,408	—	—
Short-term loans	—	346,550	55,061
Convertible bonds	—	113,051	17,961
Other payables and accruals	16,496	156,418	24,853

Total current liabilities	155,904	616,019	97,875

Non-current liabilities
Convertible bonds	159,402	—	—
Long-term loans	—	1,165,666	185,206
Financial liability	1,227,577	979,008	155,549

Total liabilities	1,542,883	2,760,693	438,630

Shareholders’ equity
Ordinary shares (US$ 0.005 par value; 200,000,000 shares authorized, 81,716,084 and 90,659,882 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	3,257	3,542	563
Additional paid-in capital	1,913,734	2,683,923	426,432
Retained earnings	826,308	1,177,839	187,140

Total shareholders’ equity	2,743,299	3,865,304	614,135

Total liabilities and shareholders’ equity	4,286,182	6,625,997	1,052,765

(a)	Investments in subsidiaries include the amounts contributed to Home Inns HK by the Company for Home Inns HK’s investments in PRC subsidiaries.

Statements of Cash flows

	2009	2010	2011	2011
				US$ thousands
Statements of Cash flows:

Cash flows from operating activities:
Net income	256,003	359,499	351,531	55,854
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of upfront fee of term loan	—	—	5,726	910
Share of income from subsidiaries	(200,664)	(416,760)	(239,217)	(38,008)
Interest expense	2,989	1,730	—	—
Foreign exchange loss/(gain)	128	2,912	(19,194)	(3,050)
Gain on buy-back of convertible bonds	(69,327)	(2,480)	(1,521)	(242)
Issuance costs for convertible notes	—	42,559	—	—
Loss/(gain) on change in fair value of convertible notes	—	9,040	(198,547)	(31,546)
Loss from fair value change of interest rate swap transaction	—	—	7,315	1,162
Change in assets and liabilities, net of effects of acquisitions:
Increase in receivables from related parties	—	—	(241)	(38)
Decrease/(increase) in prepayments and other current assets	8,855	(205)	540	86
Increase/(decrease) in payables to related parties	20,741	97,248	(163,258)	(25,939)
Increase/(decrease) in other payables and accruals	8,238	(673)	(4,630)	(736)

Net cash provided by/(used) in operating activities	26,963	92,870	(261,496)	(41,547)

Cash flows from investing activities:
Cash paid to restricted cash – escrow account and interest reserve account	—	—	(202,323)	(32,146)
Cash paid for the acquisition of Motel 168	—	—	(2,031,421)	(322,760)
Investments in subsidiaries	—	(47,951)	(53,319)	(8,472)
Cash received from returns on investments	5,746	—	—	—

Cash flows provided by/ (used) in investing activities:	5,746	(47,951)	(2,287,063)	(363,378)

Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net with share issuance costs	341,078	—	—	—
Proceeds from share option exercise	26,975	63,644	28,173	4,476
Buy-back of convertible bonds	(395,842)	(75,687)	(45,507)	(7,230)
Net proceeds from issuance of convertible notes	—	1,188,823	—	—
Proceeds from loans	—	—	1,525,176	242,326
Payment for upfront fee of loan	—	—	(91,617)	(14,556)

Net cash provided by/(used in) financing activities	(27,789)	1,176,780	1,416,225	225,016

Effect of foreign exchange rate changes on cash and cash equivalents	(128)	(9,761)	(52,334)	(8,316)

Net increase/(decrease) in cash and cash equivalents	4,792	1,211,938	(1,184,668)	(188,225)

Cash and cash equivalents, beginning of year	149,519	154,311	1,366,249	217,075

Cash and cash equivalents, end of the year	154,311	1,366,249	181,581	28,850

Supplemental disclosure of cash flow information
Cash paid during the year for interest	—	—	(33,848)	(5,378)

Supplemental schedule of non-cash investing activities:
Unpaid consideration related to the acquisition of Motel 168	—	—	143,728	22,836
Decrease of investments in subsidiaries when Home Inns HK paid on behalf of the Company	66,187	127,000	—	—
Issuance of ordinary shares related to the acquisition of Motel 168	—	—	667,314	106,026

Organization and Nature of Operations - Additional Information (Detail) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended							1 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Fixed Rent Minimum	Dec. 31, 2011 Fixed Rent Maximum	Dec. 31, 2011 Lease Subject To Increase Minimum	Dec. 31, 2011 Lease Subject To Increase Maximum	Oct. 31, 2011 Motel 168	Dec. 31, 2011 Home Inns Beijing Home Inns HK	Dec. 31, 2011 Home Inns Beijing BTG
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of equity interest									55.00%
Percentage of equity interest										45.00%
Percentage of equity acquired								100.00%
Total consideration								2,869,045
Consideration in cash								2,201,731
Value of ordinary shares issued as consideration for acquisition								667,314
Ordinary shares issued as consideration for acquisition								8,149,616
Lease payment terms				3 years	5 years	3 years	5 years
Franchise agreement period	5 years	5 years	8 years

Company's Ownership Interest in Vies (Detail)	12 Months Ended
Dec. 31, 2011
Home Inns Xiamen
Variable Interest Entity [Line Items]
VIEs ownership interest	51.00%
Home Inns Fuzhou
Variable Interest Entity [Line Items]
VIEs ownership interest	51.00%
Home Inns Caoxi
Variable Interest Entity [Line Items]
VIEs ownership interest	51.00%
Home Inns Caobao
Variable Interest Entity [Line Items]
VIEs ownership interest	75.00%
Home Inns Dongguan
Variable Interest Entity [Line Items]
VIEs ownership interest	65.00%
Home Inns Fuzhou Kuaijie
Variable Interest Entity [Line Items]
VIEs ownership interest	70.00%

Principal Accounting Policies - Additional Information (Detail)	3 Months Ended	9 Months Ended		12 Months Ended						12 Months Ended					1 Months Ended	12 Months Ended					12 Months Ended
	Mar. 31, 2011 Year Customer	Dec. 31, 2011 USD ($) Year Customer Entity	Dec. 31, 2011 CNY Year	Dec. 31, 2011 USD ($) Customer Entity	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY Customer	Dec. 31, 2009 CNY Customer	Dec. 31, 2010 USD ($) Customer	Dec. 31, 2008 CNY	Dec. 31, 2011 Stock Option	Dec. 31, 2011 Purchased Software Year	Dec. 31, 2011 Statutory Reserves CNY	Dec. 31, 2010 Statutory Reserves CNY	Dec. 31, 2009 Statutory Reserves CNY	Oct. 31, 2011 Motel 168 Trademarks Year	Dec. 31, 2011 Motel 168 Trademarks Year	Dec. 31, 2011 Cash and Cash Equivalents USD ($)	Dec. 31, 2011 Cash and Cash Equivalents HKD	Dec. 31, 2010 Cash and Cash Equivalents USD ($)	Dec. 31, 2010 Cash and Cash Equivalents HKD	Dec. 31, 2011 Subsidiaries And Variable Interest Entities Subsidiaries Domestic CNY	Dec. 31, 2011 One Time Membership Fees CNY	Dec. 31, 2011 One Time Membership Fees Sales CNY	Dec. 31, 2011 Customer related CNY	Dec. 31, 2011 Maximum	Dec. 31, 2011 Maximum Cash and Cash Equivalents	Dec. 31, 2011 Minimum
Summary Of Significant Accounting Policies [Line Items]
Total registered capital						6,010,000
Total net assets (liabilities)						26,262,000
Total net income						16,257,000	11,436,000
Total number of VIEs		6	6	6	6
Foreign currency exchange rate		6.2939	6.2939	6.2939	6.2939
Original maturities of investments																										3 months
Cash and cash equivalents		283,773,000	1,786,038,000	283,773,000	1,786,038,000	2,382,643,000	829,592,000	378,563,000	608,445,000								52,747,000	100	211,592,000	100
Allowance for doubtful accounts and other receivables			295,000		295,000	0
Amortization of consumables period																									1 year
Impairment loss on investment					0
Impairment of goodwill					0	0	0
Estimated useful life											5				7	7
Impairment loss of property and equipment				271,000	1,705,000	0	5,477,000
Employee benefit expense					180,145,000	103,292,000	90,525,000
Accruals from employee benefits			12,524,000		12,524,000	3,796,000
Redemption rate for estimating costs of customer reward		20.00%	20.00%
Accruals for customer reward program			5,211,000		5,211,000	17,406,000																		19,851,000
Unredeemed customer rewards gain				5,705,000	35,899,000	22,223,000	16,248,000																	14,641,000
On-going management and service fees based on a percentage of revenue																									6.00%		3.00%
Franchising period				5 years	5 years																				8 years		5 years
One-time membership fees recognized period	1	2	2
One-time membership fees					79,367,000	33,846,000	14,434,000															61,603,000	17,764,000
Applicable rate of business tax and related surcharges				5.60%	5.60%
Advertising related expenses					21,944,000	11,361,000	12,614,000
Vesting period										4 years
Interest capitalized					0	0	0
Percentage of likelihood to be realized upon settlement, used to measure tax benefit as the largest amount																											50.00%
Uncertain tax positions			0		0	0
Financial subsidies received					22,356,000	14,903,000	6,379,000
Percentage of net income required to be set aside																					10.00%
Statutory Surplus Reserve Fund percentage																					50.00%
Appropriations to statutory reserves					0	0	0					31,749,000	26,523,000	17,597,000
Restricted assets																					3,218,515,000
Restricted assets, paid in capital																					3,092,652,000
Number of customers that accounted for more than 10% of net revenues				0	0	0	0
Number of customers that accounted for more than 10% of accounts receivable		0	0	0	0			0

Expected Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2011 Year
Buildings
Property, Plant and Equipment [Line Items]
Building, expected useful lives	40
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	Over the shorter of the economic useful life or the lease period
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, minimum useful lives	5
Property and Equipment, maximum useful lives	10
Furniture, fixtures and office equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, minimum useful lives	3
Property and Equipment, maximum useful lives	5

Information about Group's Financial Liabilities Classified as Level 3 (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure USD ($)	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure CNY	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure USD ($)	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 CNY	Dec. 31, 2010 Fair Value, Inputs, Level 1 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 CNY	Dec. 31, 2010 Fair Value, Inputs, Level 2 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2010 Fair Value, Inputs, Level 3 CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes measured at fair value				$ 154,386,000	971,693,000	$ 185,997,000	1,227,577,000	0	0	0	0	971,693,000	1,227,577,000
Interest rate swap transaction					7,315,000			0		0		7,315,000
Total financial liability, non-current	$ 155,549,000	979,008,000	1,227,577,000		979,008,000		1,227,577,000	0	0	0	0	979,008,000	1,227,577,000

Summary of Changes in Level 3 Financial Liabilities (Detail)	12 Months Ended			12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 Interest Rate Swap CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance	1,227,577,000		$ 155,549,000	1,227,577,000
Less: Unrealized gains - change in fair value (note 12)	(198,547,000)	9,040,000		(198,547,000)
Less: foreign exchange gains (note 12)	(57,337,000)	(6,848,000)		(57,337,000)
Add: Interest rate swap transaction (note 12)					7,315,000
Ending Balance	979,008,000	1,227,577,000	$ 155,549,000	979,008,000

Components of Prepayments and Other Current Assets (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Other Assets and Other Liabilities [Line Items]
Prepayment for utility and telecom expenses		31,645,000	21,034,000
Prepayment for rental expenses		28,748,000	19,495,000
Proceeds receivable from disposal of a subsidiary		12,418,000	0
Employee advances		10,076,000	5,615,000
Interest receivable		7,047,000	4,932,000
Prepayment for advertisement, consultation and insurance		5,778,000	3,509,000
Deposits for utility expenses		9,772,000	6,411,000
Other current assets		32,403,000	16,890,000
Total	$ 21,908,000	137,887,000	77,886,000

Income Taxes - Additional Information (Detail)	12 Months Ended					12 Months Ended														12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009	Dec. 31, 2011 Secured Debt	Sep. 26, 2011 Secured Debt USD ($)	Dec. 31, 2011 Motel 168 CNY	Dec. 31, 2011 Motel 168 Secured Debt USD ($)	Dec. 31, 2011 Maximum	Dec. 31, 2011 Minimum	Dec. 31, 2011 Before 2008	Dec. 31, 2011 2008	Dec. 31, 2011 2009	Dec. 31, 2011 2010	Dec. 31, 2011 2011	Dec. 31, 2011 2012	Dec. 31, 2011 Home Inns HK	Dec. 31, 2011 Subsidiaries And Variable Interest Entities Subsidiaries Domestic Entity	Dec. 31, 2010 Subsidiaries And Variable Interest Entities Subsidiaries Domestic CNY	Dec. 31, 2009 Subsidiaries And Variable Interest Entities Subsidiaries Domestic CNY	Dec. 31, 2010 PRC subsidiaries CNY	Dec. 31, 2009 PRC subsidiaries CNY
Income Taxes [Line Items]
Profit tax rate																16.50%
Income tax rate	25.00%	25.00%	25.00%					33.00%	25.00%		18.00%	20.00%	22.00%	24.00%	25.00%
Number of subsidiaries																	5
Preferential income tax rate										15.00%
Tax withholding	5.00%							10.00%
Dividend declared by PRC subsidiaries																				0	0
Deferred tax liability	333,041,000	11,552,000				38,313,000												0	0
Secured credit facility, maximum borrowing capacity					240,000,000		240,000,000
Loan facility period				4 years			4 years
Dividend tax withholding						5.00%
Tax loss carry forward	491,672,000
Maximum tax loss carry forward period	5 years
Tax loss carry forward expiration date	2017-01-01
Valuation allowance, net	271,097,000	28,297,000				237,385,000

Current and Deferred Portion of Income Tax Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Income Taxes [Line Items]
Current income tax expense		185,001	133,180	92,009
Deferred income tax (provision) /benefit	(2,472)	(15,559)	6,789	(29,843)
Income tax expense	$ 26,922	169,442	139,969	62,166

Reconciliation Between Statutory Cit Rate and Group's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Effective Income Tax Rate [Line Items]
Statutory CIT rate	25.00%	25.00%	25.00%
Tax differential from statutory rate applicable to subsidiaries in the PRC	(3.00%)	(3.00%)	(3.00%)
Permanent difference for non-deductible expenses	1.00%	1.00%	(1.00%)
CIT refund	0.00%	0.00%	(2.00%)
Withholding tax on earnings no longer considered indefinitely reinvested	7.00%	0.00%	0.00%
Effective CIT rate	32.00%	28.00%	19.00%
Cayman Islands, BVI and Mauritius
Reconciliation of Effective Income Tax Rate [Line Items]
Tax differential for the gains/expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax	2.00%	5.00%	(2.00%)

Components of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Deferred tax assets, current:
Tax loss carry forwards		21,269,000	10,668,000
Deductible temporary differences related to:
rental expenses		3,009,000	1,091,000
pre-operating expenses		8,886,000	5,780,000
deferred revenue, current		42,670,000	14,376,000
accruals for customer reward program		915,000	4,351,000
others		12,154,000	6,682,000
Valuation allowance		(13,457,000)	(335,000)
Deferred tax assets	11,987,000	75,446,000	42,613,000
Deferred tax assets, non-current:
Tax loss carry forwards		101,649,000	32,905,000
Deductible temporary differences related to:
rental expenses		185,448,000	66,246,000
pre-operating expenses		16,100,000	11,560,000
deferred revenue, non current		15,331,000	12,178,000
unfavorable lease related to acquisitions		98,188,000	2,180,000
Impairment loss of property and equipment		39,499,000	1,369,000
others		1,190,000	442,000
Valuation allowance		(257,640,000)	(27,962,000)
Non-current deferred tax assets	31,739,000	199,765,000	98,918,000
Total deferred tax assets		275,211,000	141,531,000
Deferred tax liabilities, current:
Withholding tax for profit distribution of previous periods (refer to Income Tax - PRC)		38,313,000	0
Deferred tax liabilities, non-current:
Recognition of intangible assets related to the acquisition of Motel 168		282,638,000	0
Other taxable temporary differences		12,090,000	11,552,000
Deferred tax liabilities	46,828,000	294,728,000	11,552,000
Total deferred tax liabilities		333,041,000	11,552,000

Aggregate Amount and Per Share Effect of Tax Holidays (Detail) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Holiday [Line Items]
Aggregate effect	14,505	13,851	8,904
Earnings Per Share, Basic
Income Tax Holiday [Line Items]
Ordinary share effect	0.17	0.17	0.12
Earnings Per Share, Diluted
Income Tax Holiday [Line Items]
Ordinary share effect	0.15	0.16	0.11

Components of Investment in Jointly Venture (Detail)	3 Months Ended	12 Months Ended				3 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Investment in a jointly controlled entity CNY	Dec. 31, 2011 Shareholders' loan CNY	Dec. 31, 2011 Subtotal CNY	Dec. 31, 2011 Shares of loss CNY
Schedule of Equity Method Investments [Line Items]
Beginning balance	9,154,000		0			500,000	10,000,000	10,500,000	(1,346,000)
Share of loss	(853,000)	(136,000)	(853,000)	0	0	0	0	0	(853,000)
Ending balance	8,301,000	$ 1,319,000	8,301,000	0		500,000	10,000,000	10,500,000	(2,199,000)

Investment in Jointly Venture - Additional Information (Detail)	3 Months Ended	12 Months Ended					3 Months Ended		3 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Sep. 30, 2011 CNY	Dec. 31, 2011 Shareholders' loan CNY	Sep. 30, 2011 Shareholders' loan CNY	Dec. 31, 2011 Investment in a jointly controlled entity CNY	Sep. 30, 2011 Investment in a jointly controlled entity CNY	Dec. 31, 2011 Gross CNY
Schedule of Equity Method Investments [Line Items]
Investment in a jointly controlled entity	8,301,000	$ 1,319,000	8,301,000	0		9,154,000	10,000,000	10,000,000	500,000	500,000	10,500,000
Share of loss of a jointly controlled entity	(853,000)	$ (136,000)	(853,000)	0	0		0		0

Acquisition - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Oct. 31, 2011 Motel 168	Oct. 31, 2011 Motel 168 CNY	Dec. 31, 2011 Motel 168 USD ($)	Dec. 31, 2011 Motel 168 CNY	Dec. 31, 2010 Motel 168 CNY	Sep. 30, 2011 Motel 168 USD ($)
Business Acquisition [Line Items]
Percentage of equity acquired					100.00%	100.00%
Total consideration						2,869,045
Consideration in cash						2,201,731
Value of ordinary shares issued as consideration for acquisition						667,314
Ordinary shares issued as consideration for acquisition					8,149,616	8,149,616
Market price of ordinary shares										$ 12.885
Total acquisition costs								63,824
Net revenues							346,365
Net loss	55,854	351,531	359,499	256,003			17,516
Amortization of identifiable intangible assets								4,203	4,203
Transaction cost								63,824	63,824
Diluted gain per share								0.23	3.29

Allocation of Purchase Price (Detail) (Motel 168, CNY) In Thousands, unless otherwise specified	1 Months Ended
	Oct. 31, 2011
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Fair value of net tangible assets acquired	559,267
Unfavorable lease liability	(392,608)	[1]
Goodwill	1,806,846	[2]
Net deferred tax liability, non-current	(243,713)
Total purchase price	2,869,045
Unfavorable lease liability	remaining lease terms	[1]
Brand
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets	684,300	[3]
Intangible assets amortization period	Indefinite	[3]
Favorable lease agreements
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets	399,193	[1]
Intangible assets amortization period	remaining lease terms	[1]
Customer relationship
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets	6,990	[4]
Intangible assets amortization period	4	[4]
Franchise agreement
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets	48,770	[5]
Intangible assets amortization period	8	[5]

[1]	Fair value of the leases was determined based on the incremental cash flow method. The amortization period of the favorable leases is based on the remaining lease term.
[2]	Goodwill represents the expected synergies from combining operations of the Company and Motel 168, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.
[3]	Brand represents the registered trademark, Motel 168, which was registered in PRC China with remaining legal life of 7 years and can be renewed continually with minimal costs every 10 years. The brand is an intangible asset that relates to the name recognition of a company and its services. Motel 168 is a well recognized brand in the economy hotel industry in PRC China. The useful life of the brand is indefinite. Fair value of the brand was determined based on the relief from royalty method.
[4]	Fair value of the customer relationship was determined based on multi-period excess-earnings method. The amortization period of 4 years was based on the estimated life of the corporate customers.
[5]	Fair value of the franchise agreement was determined based on multi-period excess-earnings method. The amortization period of 8 years was based on the estimated remaining franchise agreement term.

Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) (Motel 168, CNY) In Thousands, unless otherwise specified	Oct. 31, 2011
Motel 168
Business Combination Allocation of Purchase Price [Line Items]
Cash and cash equivalents	299,195
Trade and other receivables	92,925 [1]
Consumables	12,708
Total current assets	404,828
Investment in a jointly-controlled company	9,154
Property and equipment, net	873,986
Intangible assets, net	6,570
Deposits for long-term leases	7,645
Prepaid operating lease payments	9,175
Deferred tax assets, non-current	40,345
Total assets	1,351,703
Trade and other payables	(233,888)
Finance lease liabilities	(6,017)
Income tax payable	(32,310)
Deferred revenues	(35,878)
Provisions	(12,690)
Total current liabilities	(320,783)
Deferred revenues, non-current	(87,791)
Finance lease liabilities	(7,508)
Other non-current liabilities	(376,354)
Total liabilities	(792,436)
Fair value of net tangible assets acquired (a)	559,267
Fair value of intangible assets and related net deferred tax liabilities acquired (b)	502,932
Cumulative considerations (c)	2,869,045
Goodwill (c - b - a)	1,806,846 [2]

[1]	(i) The gross amount due under the receivables acquired is RMB 39,307, of which RMB 4,673 is expected to be uncollectable. (ii) Included in the other receivables, an aggregated amount of RMB 23,222 represented the advisory service fees incurred by its former shareholders, but paid by Motel 168 on behalf, in connection with the sales of Motel 168's shares during the nine-month period ended September 30, 2011. After the completion of acquisition, Home Inns agreed with the former shareholders of Motel 168 to offset the acquisition consideration payable with the receivable balance due from the former shareholders of Motel 168 by RMB 23,222.
[2]	Goodwill represents the expected synergies from combining operations of the Company and Motel 168, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.

Allocation of Purchase Price (Parenthetical) (Detail) (Motel 168)	1 Months Ended		12 Months Ended
	Oct. 31, 2011 Year		Dec. 31, 2011 Year
Customer relationship
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets amortization period	4	[1]
Franchise agreement
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets amortization period	8	[2]
Trademarks
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets amortization period	7		7
Intangible assets amortization renewal period	10

[1]	Fair value of the customer relationship was determined based on multi-period excess-earnings method. The amortization period of 4 years was based on the estimated life of the corporate customers.
[2]	Fair value of the franchise agreement was determined based on multi-period excess-earnings method. The amortization period of 8 years was based on the estimated remaining franchise agreement term.

Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Parenthetical) (Detail)	12 Months Ended				9 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Sep. 30, 2011 Motel 168 CNY	Oct. 31, 2011 Motel 168 CNY
Business Combination Allocation of Purchase Price [Line Items]
Gross amount due under the receivables acquired						39,307,000
Acquired receivables estimated uncollectible						4,673,000
Acquisition consideration payable	$ 3,690,000	23,222,000	0	0	23,222,000

Combined Pro Forma Information (Detail) (Motel 168, CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Motel 168
Business Acquisition [Line Items]
Net revenues	4,753,563	4,599,322
Income from operations	290,302	635,700
Net income	255,998	306,948
Basic	2.84	3.45
Diluted	0.23	3.29

Components of Property and Equipment (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Property and equipment
Buildings		9,310	9,815
Leasehold improvements		3,685,489	2,258,501
Machinery and equipment		285,921	182,792
Furniture, fixtures and office equipment		627,588	544,852
Construction in progress		159,985	56,805
Property, Plant and Equipment, Gross, Total		4,768,293	3,052,765
Less: Accumulated depreciation		(1,315,447)	(948,372)
Property and equipment, net	$ 548,602	3,452,846	2,104,393

Property and Equipment - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation expense	404,901	314,923	281,890
Loss on impairment of property and equipment	(7,182)	(5,477)
Leasehold improvements
Property, Plant and Equipment [Line Items]
Leasehold improvement, accumulated capitalized interest	3,916	3,916

Components of Goodwill (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Home Inns Beijing CNY	Dec. 31, 2010 Home Inns Beijing CNY	Dec. 31, 2011 Top Star Hotel Chain CNY	Dec. 31, 2010 Top Star Hotel Chain CNY	Dec. 31, 2011 Motel 168 CNY	Dec. 31, 2010 Motel 168 CNY	Dec. 31, 2011 Other acquisitions CNY	Dec. 31, 2010 Other acquisitions CNY
Goodwill [Line Items]
Goodwill	$ 349,184,000	2,197,728,000	390,882,000	137,072,000	137,072,000	191,368,000	191,368,000	1,806,846,000	0	62,442,000	62,442,000

Intangible Assets and Unfavorable Lease (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Favorable lease agreements CNY	Dec. 31, 2010 Favorable lease agreements CNY	Dec. 31, 2011 Franchise agreement CNY	Dec. 31, 2010 Franchise agreement CNY	Dec. 31, 2011 Customer relationship CNY	Dec. 31, 2010 Customer relationship CNY	Dec. 31, 2011 Brand CNY	Dec. 31, 2010 Brand CNY	Dec. 31, 2011 Purchased Software CNY	Dec. 31, 2010 Purchased Software CNY
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets, original cost		1,212,875,000	64,336,000	441,682,000	42,489,000	49,574,000	804,000	7,073,000	83,000	684,300,000	0	30,246,000	20,960,000
Less: Accumulated amortization		(38,423,000)	(21,943,000)	(21,462,000)	(11,452,000)	(2,328,000)	(804,000)	(461,000)	(19,000)			(14,172,000)	(9,668,000)
Intangible assets, net	186,602,000	1,174,452,000	42,393,000
Unfavorable lease agreements, original cost		410,381,000	17,773,000
Less: Accumulated amortization		(13,607,000)	(4,562,000)
Unfavorable lease liability, net	$ 63,041,000	396,774,000	13,211,000

Intangible Assets and Unfavorable Lease - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impaired Intangible Assets [Line Items]
Amortization expense of intangible assets	16,828	6,439	6,116
Amortization for Unfavorable Lease
Impaired Intangible Assets [Line Items]
Amortization expense of intangible assets	9,045	1,374	1,431

Annual Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
2012	11,663
2013	10,136
2014	9,184
2015	6,454
2016	3,741
Future Amortization Expense, Total	41,178
Amortization for Intangible Assets
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
2012	43,653
2013	42,124
2014	41,170
2015	38,439
2016	35,687
Future Amortization Expense, Total	201,073
Amortization for Unfavorable Lease
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
2012	(31,990)
2013	(31,988)
2014	(31,986)
2015	(31,985)
2016	(31,946)
Future Amortization Expense, Total	(159,895)

Components of Other Payables and Accruals (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Motel 168 CNY	Dec. 31, 2010 Motel 168 CNY
Accounts Payable and Accrued Liabilities [Line Items]
Accrued expenses for utilities, rental expenses and others		81,367,000	43,657,000
Accruals for professional service fees		22,702,000	9,178,000
Accrued agency fees		5,481,000	3,819,000
Accruals for customer reward program		5,211,000	17,406,000
Others		39,737,000	22,780,000
Other unpaid and accruals-subtotal	24,547,000	154,498,000	96,840,000
Payables on construction cost of leasehold improvement		524,792,000	338,753,000
Payables on the unpaid consideration related to the acquisition of Motel 168				143,728,000	0
Payables due to the then shareholders of Motel 168 incurred before acquisition				75,611,000	0
Deposit from franchised-and-managed hotels, current		34,135,000	25,180,000
Payables on repair and maintenance cost		30,051,000	12,537,000
Payables to employees for exercised options		11,713,000	30,596,000
Others		27,060,000	12,052,000
Other payables-subtotal	134,589,000	847,090,000	419,118,000
Total		1,001,588,000	515,958,000

Convertible Bonds - Additional Information (Detail)	12 Months Ended					12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2007 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Convertible Bonds
Debt Instrument [Line Items]
Convertible bonds issued				1,110,000,000
Bonds maturity date				Dec 10, 2012
Ordinary shares, par value					$ 0.005
Bond principal amount redemption price rate					102.53%			101.51%
Bonds redemption date	2012-12-10
Bonds redemption earliest date	2010-12-10
Bonds gross yield to maturity					0.50%
Redemption term, number of days of consecutive trading days						20 days	30 days
Redemption term, closing price over conversion price	125.00%
Foreign exchange rate					6.2939			7.4
Percentage of principal amount of the Bonds that has already been converted, redeemed or purchased and canceled						90.00%
Number of days bonds can be redeemed prior to put option date						20 days	60 days
Fair value of bonds	106,922,000	161,906,000	355,752,000
Fair value of bonds, percentage		103.13%	98.88%		96.50%
Repurchase of bonds	46,200,000	202,800,000	531,200,000
Repurchase of bonds, percentage	4.00%	18.00%	48.00%
Bonds face value, percentage	98.50%	99.94%	86.97%
Gain on repurchase of bonds	1,521,000	2,480,000	69,327,000
Amortization of debt				2 years
Amortization of debt	0	0	7,878,000

Financial Liability - Additional Information (Detail)	12 Months Ended							1 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($) Day	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2007	Dec. 31, 2011 Secured Debt	Sep. 26, 2011 Secured Debt USD ($)	Dec. 31, 2010 Convertible Notes USD ($)	Dec. 31, 2011 Motel 168 USD ($)	Dec. 31, 2011 Motel 168 Secured Debt USD ($)	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure USD ($)	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure CNY	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure USD ($)	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure CNY	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 American Depositary Share USD ($)
Debt Instrument [Line Items]
Issuance of convertible note	$ 0	0	1,188,823,000	0				$ 184,000,000
Issuance of convertible note, covering allotment option								24,000,000
Convertible note issuance date								2010-12-21
Convertible note maturity date					Dec 10, 2012			Dec 15, 2015
Convertible note interest rate								2.00%
Ordinary shares conversion rate																	20.256
Principal amount of note	1,000
Shares conversion price																	$ 49.37
Minimum percentage of voting power, that should be owned by any "person" or "group", to be defined as fundamental change															50.00%
Principal amount of note, percentage			100.00%
Effective period of shelf registration statement after original issuance	210	210
Percentage of additional interest expense																0.50%
Fair value of financial liability											154,386,000	971,693,000	185,997,000	1,227,577,000
Foreign exchange gain		57,337,000	6,848,000
Fair value change of notes, loss		198,547,000	(9,040,000)
Debt issuance costs			42,559,000
Secured credit facility, maximum borrowing capacity							240,000,000			240,000,000
Loan facility period						4 years				4 years
Floating interest rate over LIBOR						3.90%				3.90%
Notional amount of interest rate swap									180,000,000
Fixed interest rate of interest rate swap									1.13%
Non-operating expenses		7,315,000

Group's Borrowings (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Debt Instrument [Line Items]
Long-term debt, current portion	$ 55,061,000	346,550,000	0
Long-term debt	185,206,000	1,165,666,000	0
Total		1,512,216,000

Debt - Additional Information (Detail) (Secured Debt)	12 Months Ended
	Dec. 31, 2011 CNY	Sep. 26, 2011 USD ($)
Debt Disclosure [Line Items]
Secured credit facility, maximum borrowing capacity		$ 240,000,000
Interest rate of borrowing in addition to LIBOR	3.90%
total upfront fee	91,617,000
Weighted average interest rate	4.22%
Loan facility period	4 years

Consecutive Installments and Amortization Date (Detail)	Dec. 31, 2011 CNY	Dec. 31, 2011 Secured Debt USD ($)
Long Term Debt Maturities Repayments Of Principal [Line Items]
July 31, 2012		$ 55,000,000
July 31, 2013		60,000,000
July 31, 2014		65,000,000
September 15, 2015		60,000,000
Total	1,512,216,000	$ 240,000,000

Share Capital - Additional Information (Detail)	1 Months Ended	12 Months Ended						1 Months Ended						1 Months Ended				1 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended
	May 31, 2007 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	May 31, 2007 American Depositary Share USD ($)	May 31, 2007 Ordinary Shares USD ($)	May 31, 2009 Ctrip.com International Ltd USD ($)	May 31, 2009 Ctrip.com International Ltd CNY	May 21, 2009 Ctrip.com International Ltd American Depositary Share USD ($)	May 21, 2009 Ctrip.com International Ltd Ordinary Shares USD ($)	Oct. 31, 2007 Top Star Hotel Chain USD ($)	Oct. 31, 2007 Top Star Hotel Chain CNY	Oct. 22, 2007 Top Star Hotel Chain American Depositary Share USD ($)	Oct. 22, 2007 Top Star Hotel Chain Ordinary Shares USD ($)	Sep. 30, 2011 Motel 168 USD ($)	Sep. 30, 2011 Motel 168 CNY	Sep. 30, 2011 Motel 168 American Depositary Share USD ($)	Sep. 30, 2011 Motel 168 Ordinary Shares USD ($)	Jul. 31, 2006 Private Placement Executives and directors fo parent company CNY	Jul. 31, 2006 Private Placement Executives and directors fo parent company USD ($)	Oct. 31, 2006 IPO CNY	Oct. 31, 2006 IPO USD ($)	Oct. 31, 2006 IPO American Depositary Share USD ($)	Oct. 31, 2006 IPO Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized value						$ 1,000,000	$ 1,000,000
Shares authorized		200,000,000	200,000,000			200,000,000	200,000,000																		200,000,000
Shares issued								1,478,155	2,956,310	7,514,503	7,514,503			655,831				8,149,616				2,834,037				5,874,237	11,748,474
Shares issued in equity					341,078,000					50,000				28,252				105,008				62,918,000
Ordinary shares issued, price per share								$ 34.27	$ 17.135														$ 2.77			$ 13.8
Share base compensation expense																						9,564,000
Number of ordinary shares																										2
Proceeds from initial public offering																								581,252,000
Conversion of preferred stock																								22,924,886
Shares par value		$ 0.005																							$ 0.005
Proceeds from secondary offering	370,379,000
purchase price per ordinary share												$ 13.3076	$ 6.6538			$ 43.078	$ 21.539			$ 25.77	$ 12.885
Net proceeds from issuance of ordinary shares															106,022,000				667,314,000
Net proceeds from issuance of ordinary shares		$ 0	0	0	341,078,000						341,078,000

Share Based Compensation - Additional Information (Detail)	12 Months Ended				1 Months Ended				1 Months Ended									12 Months Ended			1 Months Ended					12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($) Year	Dec. 31, 2011 CNY Year	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Mar. 30, 2006 Stock Option Plan 2003	May 30, 2005 Stock Option Plan 2003	Feb. 28, 2003 Stock Option Plan 2003	Feb. 28, 2003 Stock Option Plan 2003 Maximum	Nov. 09, 2011 Share Incentive Plan, 2006 USD ($)	Feb. 24, 2011 Share Incentive Plan, 2006 USD ($)	Nov. 10, 2010 Share Incentive Plan, 2006 USD ($)	Jun. 21, 2010 Share Incentive Plan, 2006 USD ($)	Mar. 19, 2010 Share Incentive Plan, 2006 USD ($)	Oct. 30, 2009 Share Incentive Plan, 2006 USD ($)	Jul. 14, 2009 Share Incentive Plan, 2006 USD ($)	Oct. 27, 2008 Share Incentive Plan, 2006 USD ($)	Mar. 31, 2008 Share Incentive Plan, 2006 USD ($)	Dec. 31, 2011 Share Incentive Plan, 2006 CNY	Dec. 31, 2010 Share Incentive Plan, 2006 CNY	Dec. 31, 2009 Share Incentive Plan, 2006 CNY	Oct. 27, 2008 Share Incentive Plan, 2006 Unvested Options USD ($)	Mar. 27, 2008 Share Incentive Plan, 2006 Unvested Options USD ($)	Dec. 21, 2007 Share Incentive Plan, 2006 Unvested Options USD ($)	Apr. 20, 2007 Share Incentive Plan, 2006 Unvested Options USD ($)	Dec. 26, 2006 Share Incentive Plan, 2006 Unvested Options USD ($)	Dec. 31, 2011 Share Incentive Plan, 2006 Maximum	Jul. 31, 2006 Restricted Stock	Dec. 31, 2011 Restricted Stock CNY	Dec. 31, 2010 Restricted Stock CNY Year	Dec. 31, 2009 Restricted Stock CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awards vested period							4 years
Period within which share options, once vested, can be exercised from the date of grant							5 years
Shares issued, percentage								5.00%
Shares outstanding, percentage					9.00%	6.00%
Shares outstanding					4,784,226
Shares of restricted stocks issued to certain current senior managers																											1,020,000
Share base compensation expense																		76,535,000	53,142,000	31,238,000								0	130,000	771,000
Unrecognized compensation costs		180,285,000																											0
Weighted average contractual term																													0
Shares maximum term																										10 years
Number of ordinary shares that may be issued																										15,062,194
Share Incentive Plan expiring period																		2016
Share options granted									317,000	1,919,000	109,000	120,000	1,760,500	220,000	1,416,000	280,000	1,093,200
Fair value per option									$ 7.4567	$ 8.0297	$ 11.594	$ 12.176	$ 8.1764	$ 6.4533	$ 3.2313	$ 1.3942	$ 3.1826
Unvested shares exercise price																					$ 3.63
Ordinary share options modified																					2,443,000
Incremental value of share options modified																						$ 0.983	$ 1.2588	$ 1.2601	$ 1.2415
Increase in stock compensation expense from 2009 to 2012 due to modification																					$ 4,628,000
Closing stock price	$ 12.9		$ 20.48	$ 17.68
Unrecognized compensation costs are expected to be recognized over a weighted average period (years)	2.44	2.44

Summary of Company's Share Option Activity under 2003 Option Plan and 2006 Share Incentive Plan (Detail) (Stock Options, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Stock Options
Number of Shares
Beginning balance	5,766,928	5,196,132	5,103,670
Granted	2,236,000	1,989,500	1,636,000
Exercised	(794,182)	(1,337,574)	(1,387,388)
Forfeited	(122,076)	(79,630)	(132,650)
Cancelled	(6,000)	(1,500)	(23,500)
Ending balance	7,080,670	5,766,928	5,196,132
Vested and exercisable	2,044,384	1,329,628	1,273,212
Weighted-Average Exercise Price
Beginning balance	$ 9.3709	$ 5.8839	$ 4.4353
Granted	$ 16.2501	$ 16.8005	$ 8.1315
Exercised	$ 5.4085	$ 6.8249	$ 3.1468
Forfeited	$ 13.0759	$ 10.2435	$ 4.4636
Cancelled	$ 7.6418	$ 8.2183	$ 17.3629
Ending balance	$ 11.9253	$ 9.3709	$ 5.8839
Vested and exercisable	$ 7.8647	$ 5.1184	$ 7.0255
Weighted Average Remaining Contractual Life (in Years)
Beginning balance	3.3	3.5	3.6
Ending balance	3.09	3.3	3.5
Vested and exercisable	2.28	2.1	2.4
Aggregate Intrinsic Value
Outstanding - beginning	$ 64.06	$ 61.27	$ (0.74)
Outstanding - ending	6.9	64.06	61.27
Vested and exercisable	$ 10.29	$ 20.43	$ 13.56

Information Relating to Options Outstanding (Detail) (USD $)	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number of shares	7,080,670
Exercisable Number of shares	2,044,384
Group One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	17.39
Weighted- average grant date fair value of ordinary shares	17.39
Outstanding Number of shares	47,640
Outstanding Weighted- average remaining contractual life (years)	0.3
Exercisable Number of shares	47,640
Exercisable Weighted- average remaining contractual	0.3
Group Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	3.63
Weighted- average grant date fair value of ordinary shares	3.63
Outstanding Number of shares	1,718,642
Outstanding Weighted- average remaining contractual life (years)	1.82
Exercisable Number of shares	1,082,982
Exercisable Weighted- average remaining contractual	1.82
Group Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	7.33
Weighted- average grant date fair value of ordinary shares	7.33
Outstanding Number of shares	1,075,800
Outstanding Weighted- average remaining contractual life (years)	2.53
Exercisable Number of shares	401,800
Exercisable Weighted- average remaining contractual	2.53
Group Four
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	13.29
Weighted- average grant date fair value of ordinary shares	13.29
Outstanding Number of shares	160,850
Outstanding Weighted- average remaining contractual life (years)	2.83
Exercisable Number of shares	74,850
Exercisable Weighted- average remaining contractual	2.83
Group Five
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	16.165
Weighted- average grant date fair value of ordinary shares	16.165
Outstanding Number of shares	1,649,738
Outstanding Weighted- average remaining contractual life (years)	3.21
Exercisable Number of shares	380,362
Exercisable Weighted- average remaining contractual	3.21
Group Six
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	20.515
Weighted- average grant date fair value of ordinary shares	22.975
Outstanding Number of shares	120,000
Outstanding Weighted- average remaining contractual life (years)	3.86
Exercisable Number of shares	30,000
Exercisable Weighted- average remaining contractual	3.86
Group Seven
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	22.975
Weighted- average grant date fair value of ordinary shares	22.975
Outstanding Number of shares	107,000
Outstanding Weighted- average remaining contractual life (years)	3.86
Exercisable Number of shares	26,750
Exercisable Weighted- average remaining contractual	3.86
Group Eight
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	16.355
Weighted- average grant date fair value of ordinary shares	16.355
Outstanding Number of shares	1,884,000
Outstanding Weighted- average remaining contractual life (years)	4.15
Exercisable Number of shares	0
Exercisable Weighted- average remaining contractual	0
Group Nine
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	15.615
Weighted- average grant date fair value of ordinary shares	15.615
Outstanding Number of shares	317,000
Outstanding Weighted- average remaining contractual life (years)	4.86
Exercisable Number of shares	0
Exercisable Weighted- average remaining contractual	0

Weighted Average Assumptions Used to Estimate Grant Date Fair Value of Share Options Granted (Detail) (Stock Options)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected dividend yield	0.00%	[1]	0.00%	[1]	0.00%	[1]
Minimum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rate	0.51%	[2]	0.80%	[2]	1.76%	[2]
Expected life (years)	3.41	[3]	3	[3]	3	[3]
Expected Volatility	67.01%	[4]	67.32%	[4]	57.29%	[4]
Maximum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rate	1.43%	[2]	1.91%	[2]	1.81%	[2]
Expected life (years)	3.56	[3]	4.5	[3]	4.5	[3]
Expected Volatility	69.38%	[4]	68.92%	[4]	64.24%	[4]

[1]	The Company has no history or expectation of paying dividends on its ordinary share
[2]	The risk-free interest rates are based on the US Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
[3]	The expected life of share options is based on historical exercise patterns, for options granted since 2009 which the Company has historical data of and believes are representative of future behavior.
[4]	For the years ended December 31, 2009 and 2011, the Company estimated the volatility of its ordinary shares at the date of grant based on the historical volatility and implied volatility of comparable companies and itself for a period equal to time from the grant date to the assumed exercised date of the respective options in accordance with the vesting schedule. Since 2011, expected volatility is estimated based on the Company's historical volatility for a period equivalent to the expected term preceding the grant date.

Calculated Basic Earnings Per Share and Diluted Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Convertible Bonds CNY	Dec. 31, 2010 Convertible Bonds CNY	Dec. 31, 2009 Convertible Bonds CNY	Dec. 31, 2011 Convertible Notes CNY	Dec. 31, 2010 Convertible Notes CNY	Dec. 31, 2009 Convertible Notes CNY
Numerator:
Net income available to ordinary shareholders	$ 55,854,000	351,531,000	359,499,000	256,003,000
Dilutive Securities					(845,000)	(1,418,000)	(66,338,000)	(232,278,000)	0	0
Net income for diluted earnings		118,408,000	358,081,000	189,665,000
Denominator:
Denominator for basic earnings per share-weighted average ordinary shares outstanding	84,221,665	84,221,665	80,846,617	75,922,589
Dilutive effect of share options	1,951,850	1,951,850	2,847,416	1,952,622
Dilutive Effect of convertible Securities					671,670	1,053,069	3,019,901	7,454,208	0	0
Denominator for diluted earnings per share	94,299,393	94,299,393	84,747,102	80,895,112
Basic earnings per share	$ 0.66	4.17	4.45	3.37
Diluted earnings per share	$ 0.2	1.26	4.23	2.34

Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2009 Stock Options	Dec. 31, 2010 Convertible Debt Securities
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares excluded from calculations of diluted EPS					1,254,933	290,914	680,432	224,647
Gain on change in fair value	$ 31,546,000	198,547,000	(9,040,000)	0
foreign exchange gain on convertible notes		57,337,000
Interest expenses		23,606,000

Summary of Related Parties (Detail)	12 Months Ended
Dec. 31, 2011
BTG
Related Party Transaction [Line Items]
Relationships with the Company	Parent company of Poly Victory Investments Limited
Ctrip.com International Ltd
Related Party Transaction [Line Items]
Relationships with the Company	Principal shareholder of the Company, common directors
Jian Guo Inns
Related Party Transaction [Line Items]
Relationships with the Company	Subsidiary of BTG
Shanghai Xin Zhi Trading Co. Ltd
Related Party Transaction [Line Items]
Relationships with the Company	Noncontrolling interests of subsidiary
Xiamen Shuiwu Co. Ltd
Related Party Transaction [Line Items]
Relationships with the Company	Noncontrolling interests of subsidiary
Fujian Yun Tong Co. Ltd
Related Party Transaction [Line Items]
Relationships with the Company	Noncontrolling interests of subsidiary
Shanghai Dinuo Co Ltd
Related Party Transaction [Line Items]
Relationships with the Company	Noncontrolling interests of subsidiary
Sun Yan
Related Party Transaction [Line Items]
Relationships with the Company	Noncontrolling interests of subsidiary

Related Party Transactions (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Ctrip.com International Ltd
Related Party Transaction [Line Items]
Fees paid	17,661	18,191	20,942
Jian Guo Inns
Related Party Transaction [Line Items]
Fees paid	2,800	2,800	2,800

Due From Related Parties (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Shanghai Xin Zhi Trading Co Ltd CNY	Dec. 31, 2010 Shanghai Xin Zhi Trading Co Ltd CNY	Dec. 31, 2011 Shanghai Dinuo Co Ltd CNY	Dec. 31, 2010 Shanghai Dinuo Co Ltd CNY	Dec. 31, 2011 Fujian Yun Tong Co. Ltd CNY	Dec. 31, 2010 Fujian Yun Tong Co. Ltd CNY	Dec. 31, 2011 Sun Yan CNY	Dec. 31, 2010 Sun Yan CNY
Related Party Transaction [Line Items]
Receivables from related parties	$ 1,014,000	6,379,000	5,659,000	2,408,000	3,114,000	1,425,000	825,000	1,596,000	1,170,000	950,000	550,000

Due To Related Parties (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Dongguan Kanglv Co. Ltd CNY	Dec. 31, 2010 Dongguan Kanglv Co. Ltd CNY	Dec. 31, 2011 Ctrip.com International Ltd CNY	Dec. 31, 2010 Ctrip.com International Ltd CNY	Dec. 31, 2011 Xiamen Shuiwu Co. Ltd CNY	Dec. 31, 2010 Xiamen Shuiwu Co. Ltd CNY
Related Party Transaction [Line Items]
Payables to related parties	$ 444,000	2,797,000	4,182,000	0	1,496,000	2,557,000	1,421,000	240,000	1,265,000

Capital Leases Lessee Balance Sheet (Detail) (Electronic Equipment, CNY) In Thousands, unless otherwise specified	Dec. 31, 2011
Electronic Equipment
Capital Leases Lessee Balance Sheet
Electronic equipment	19,696
Less: Accumulated depreciation	(3,173)
Total	16,523

Schedule of Future Minimum Lease Payments Under Finance Leases (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Present value of net minimum lease payments
Capital Leases Future Minimum Payments Due In current year		7,233,000
Capital Leases Future Minimum Payments Due In two years		7,233,000
Capital Leases Future Minimum Payments Due In three years		1,407,000
Capital Leases Future Minimum Payments Due		15,873,000
Less: Amount representing interest		(1,117,000)
Present value of net minimum lease payments		14,756,000
Capital Lease Obligations
Current	1,113,000	7,006,000	0
Non Current	1,231,000	7,750,000	0
Capital Lease Obligations		14,756,000

Commitments and Contingencies - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Line Items]
Rent expense	937,145,000	644,248,000	585,969,000
Commitments under financial leases	60,715,000
Contingencies outstanding	0
Leasehold Improvements Installation Of Machinery And Equipment
Commitments and Contingencies Disclosure [Line Items]
Capital commitments	158,172,000

Future Minimum Lease Payments for Non-Cancelable Leases (Detail) (Noncancelable Operating Lease Agreements, CNY) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	1,369,705
2013	1,395,507
2014	1,410,404
2015	1,418,820
2016	1,411,101
Thereafter	9,897,368
Total	16,902,905
Related Party
Operating Leased Assets [Line Items]
2012	2,800
2013	2,800
2014	2,800
2015	2,800
2016	2,800
Thereafter	767
Total	14,767
Non-Related Party
Operating Leased Assets [Line Items]
2012	1,366,905
2013	1,392,707
2014	1,407,604
2015	1,416,020
2016	1,408,301
Thereafter	9,896,601
Total	16,888,138

Statements of Operations (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Parent Company USD ($)	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY	Dec. 31, 2009 Parent Company CNY
Condensed Financial Statements, Captions [Line Items]
Net revenues		$ 589,531,000	3,710,452,000	2,976,025,000	2,441,665,000	$ 0	0	0	0
Operating expenses		(542,273,000)	(3,413,014,000)	(2,445,632,000)	(2,200,031,000)	(9,816,000)	(61,783,000)	(3,590,000)	(3,262,000)
Income from operations		47,258,000	297,438,000	530,393,000	241,634,000	(9,816,000)	(61,783,000)	(3,590,000)	(3,262,000)
Share of income from subsidiaries	(853,000)	(136,000)	(853,000)	0	0	38,008,000	239,217,000	416,760,000	200,664,000
Interest income		5,084,000	31,996,000	9,454,000	6,686,000	1,286,000	8,095,000	90,000	268,000
Interest expense		(7,447,000)	(46,868,000)	(2,024,000)	(10,983,000)	(7,300,000)	(45,945,000)	(1,730,000)	(10,866,000)
Issuance costs for convertible notes		0	0	(42,559,000)	0	0	0	(42,559,000)	0
(Loss)/gain on change in fair value of convertible notes		31,546,000	198,547,000	(9,040,000)	0	31,546,000	198,547,000	(9,040,000)	0
Foreign exchange (loss)/gain		2,518,000	15,849,000	(4,350,000)	(286,000)	3,050,000	19,194,000	(2,912,000)	(128,000)
Gain on buy-back of convertible bonds		242,000	1,521,000	2,480,000	69,327,000	242,000	1,521,000	2,480,000	69,327,000
Non-operating expenses		(1,162,000)	(7,315,000)	0	0	(1,162,000)	(7,315,000)	0	0
Income before income tax expense		83,744,000	527,067,000	506,577,000	322,626,000	55,854,000	351,531,000	359,499,000	256,003,000
Income tax expense		(26,922,000)	(169,442,000)	(139,969,000)	(62,166,000)	0	0	0	0
Net income		$ 55,854,000	351,531,000	359,499,000	256,003,000	$ 55,854,000	351,531,000	359,499,000	256,003,000

Balance Sheets (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2011 Parent Company USD ($)		Dec. 31, 2011 Parent Company CNY		Dec. 31, 2010 Parent Company USD ($)	Dec. 31, 2010 Parent Company CNY		Dec. 31, 2009 Parent Company CNY	Dec. 31, 2008 Parent Company CNY
Current assets:
Cash and cash equivalents	$ 283,773,000	1,786,038,000	$ 378,563,000	2,382,643,000	829,592,000	608,445,000	$ 28,850,000		181,581,000		$ 217,075,000	1,366,249,000		154,311,000	149,519,000
Restricted cash	32,718,000	205,926,000		21,552,000			32,146,000		202,323,000			0
Receivables from related parties	1,014,000	6,379,000		5,659,000			38,000		241,000			0
Prepayments and other current assets	21,908,000	137,887,000		77,886,000			165,000		1,036,000			1,896,000
Total current assets	372,854,000	2,346,705,000		2,599,086,000			61,199,000		385,181,000			1,368,145,000
Investments in subsidiaries							977,919,000	[1]	6,154,925,000	[1]		2,918,037,000	[1]
Other assets	27,016,000	170,039,000		50,473,000			13,647,000		85,891,000			0
Total assets	1,517,316,000	9,549,836,000		5,286,145,000			1,052,765,000		6,625,997,000			4,286,182,000
Current liabilities
Payables to related parties	444,000	2,797,000		4,182,000			0		0			139,408,000
Short-term loans	55,061,000	346,550,000		0			55,061,000		346,550,000			0
Convertible bonds	17,962,000	113,051,000		0			17,961,000		113,051,000			0
Other payables and accruals		1,001,588,000		515,958,000			24,853,000		156,418,000			16,496,000
Total current liabilities	331,957,000	2,089,315,000		838,576,000			97,875,000		616,019,000			155,904,000
Non-current liabilities
Convertible bonds	0	0		159,402,000			0		0			159,402,000
Long-term loans	185,206,000	1,165,666,000		0			185,206,000		1,165,666,000			0
Financial liability	155,549,000	979,008,000		1,227,577,000			155,549,000		979,008,000			1,227,577,000
Total liabilities	900,851,000	5,669,870,000		2,531,802,000			438,630,000		2,760,693,000			1,542,883,000
Shareholders' equity
Ordinary shares (US$ 0.005 par value; 200,000,000 shares authorized, 81,716,084 and 90,659,882 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	563,000	3,542,000		3,257,000			563,000		3,542,000			3,257,000
Additional paid-in capital	426,432,000	2,683,923,000		1,913,734,000			426,432,000		2,683,923,000			1,913,734,000
Retained earnings	167,142,000	1,051,976,000		732,194,000			187,140,000		1,177,839,000			826,308,000
Total shareholders' equity	616,465,000	3,879,966,000		2,754,343,000	2,281,569,000	1,626,681,000	614,135,000		3,865,304,000			2,743,299,000
Total liabilities and shareholders' equity	$ 1,517,316,000	9,549,836,000		5,286,145,000			$ 1,052,765,000		6,625,997,000			4,286,182,000

[1]	Investments in subsidiaries include the amounts contributed to Home Inns HK by the Company for Home Inns HK's investments in PRC subsidiaries.

Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.005
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	90,659,882	81,716,084
Ordinary shares, shares outstanding	90,659,882	81,716,084
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	90,659,882	81,716,084
Ordinary shares, shares outstanding	90,659,882	81,716,084

Statements of Cash flows (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Parent Company USD ($)	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY	Dec. 31, 2009 Parent Company CNY
Cash flows from operating activities:
Net income	$ 55,854,000	351,531,000	359,499,000	256,003,000	$ 55,854,000	351,531,000	359,499,000	256,003,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of upfront fee of term loan	910,000	5,726,000	0	0	910,000	5,726,000	0	0
Share of income from subsidiaries	136,000	853,000	0	0	(38,008,000)	(239,217,000)	(416,760,000)	(200,664,000)
Interest expense		23,606,000			0	0	1,730,000	2,989,000
Foreign exchange loss/(gain)	(2,518,000)	(15,849,000)	4,350,000	286,000	(3,050,000)	(19,194,000)	2,912,000	128,000
Gain on buy-back of convertible bonds	(242,000)	(1,521,000)	(2,480,000)	(69,327,000)	(242,000)	(1,521,000)	(2,480,000)	(69,327,000)
Issuance costs for convertible notes	0	0	42,559,000	0	0	0	42,559,000	0
Loss/(gain) on change in fair value of convertible notes	(31,546,000)	(198,547,000)	9,040,000	0	(31,546,000)	(198,547,000)	9,040,000	0
Loss from fair value change of interest rate swap transaction	1,162,000	7,315,000	0	0	1,162,000	7,315,000	0	0
Change in assets and liabilities, net of effects of acquisitions:
Increase in receivables from related parties	0	0	(2,523,000)	(3,136,000)	(38,000)	(241,000)	0	0
Decrease/(increase) in prepayments and other current assets	(1,124,000)	(7,077,000)	(25,674,000)	8,497,000	86,000	540,000	(205,000)	8,855,000
Increase/(decrease) in payables to related parties	181,000	1,136,000	1,150,000	(1,206,000)	(25,939,000)	(163,258,000)	97,248,000	20,741,000
Increase/(decrease) in other payables and accruals	11,967,000	75,319,000	19,409,000	39,764,000	(736,000)	(4,630,000)	(673,000)	8,238,000
Net cash provided by operating activities	115,366,000	726,102,000	879,958,000	648,663,000	(41,547,000)	(261,496,000)	92,870,000	26,963,000
Cash flows from investing activities:
Cash paid to restricted cash - escrow account and interest reserve account	(32,146,000)	(202,323,000)	0	0	(32,146,000)	(202,323,000)	0	0
Cash paid for the acquisition of Motel 168					(322,760,000)	(2,031,421,000)	0	0
Investments in subsidiaries					(8,472,000)	(53,319,000)	(47,951,000)	0
Cash received from returns on investments					0	0	0	5,746,000
Cash flows provided by/ (used) in investing activities:	(424,141,000)	(2,669,499,000)	(355,962,000)	(323,501,000)	(363,378,000)	(2,287,063,000)	(47,951,000)	5,746,000
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net with share issuance costs					0	0	0	341,078,000
Proceeds from share option exercise	4,476,000	28,173,000	63,644,000	26,975,000	4,476,000	28,173,000	63,644,000	26,975,000
Buy-back of convertible bonds	(7,230,000)	(45,507,000)	(202,687,000)	(462,029,000)	(7,230,000)	(45,507,000)	(75,687,000)	(395,842,000)
Net proceeds from issuance of convertible notes	0	0	1,188,823,000	0	0	0	1,188,823,000	0
Proceeds from loans	227,770,000	1,433,559,000	24,900,000	10,000,000	242,326,000	1,525,176,000	0	0
Payment for upfront fee of loan	(933,000)	(5,874,000)	0	0	(14,556,000)	(91,617,000)	0	0
Net cash (used)/provided by financing activities	222,932,000	1,403,102,000	1,040,250,000	(103,729,000)	225,016,000	1,416,225,000	1,176,780,000	(27,789,000)
Effect of foreign exchange rate changes on cash and cash equivalents	(8,947,000)	(56,310,000)	(11,195,000)	(286,000)	(8,316,000)	(52,334,000)	(9,761,000)	(128,000)
Net increase/(decrease) in cash and cash equivalents	(94,790,000)	(596,605,000)	1,553,051,000	221,147,000	(188,225,000)	(1,184,668,000)	1,211,938,000	4,792,000
Cash and cash equivalents, beginning of year	378,563,000	2,382,643,000	829,592,000	608,445,000	217,075,000	1,366,249,000	154,311,000	149,519,000
Cash and cash equivalents, end of the year	283,773,000	1,786,038,000	2,382,643,000	829,592,000	28,850,000	181,581,000	1,366,249,000	154,311,000
Supplemental disclosure of cash flow information
Cash paid during the year for interest	(6,215,000)	(39,115,000)	(211,000)	(43,000)	(5,378,000)	(33,848,000)	0	0
Supplemental schedule of non-cash investing activities:
Unpaid consideration related to the acquisition of Motel 168	22,836,000	143,728,000	0	0	22,836,000	143,728,000	0	0
Decrease of investments in subsidiaries when Home Inns HK paid on behalf of the Company					0	0	127,000,000	66,187,000
Issuance of ordinary shares related to the acquisition of Motel 168	$ 106,026,000	667,314,000	0	0	$ 106,026,000	667,314,000	0	0